                          November 28, 2008


                          ALTERNATIVE
                            Janus Adviser Global Real Estate Fund
                            Janus Adviser Long/Short Fund

                          BOND
                            Janus Adviser Flexible Bond Fund
                            Janus Adviser Floating Rate High Income Fund
                            Janus Adviser High-Yield Fund

                          GROWTH & CORE
                            Janus Adviser Balanced Fund
                            Janus Adviser Contrarian Fund
                            Janus Adviser Forty Fund
                            Janus Adviser Fundamental Equity Fund
                            Janus Adviser Growth and Income Fund
                            Janus Adviser Large Cap Growth Fund
                            Janus Adviser Mid Cap Growth Fund
                            Janus Adviser Orion Fund
                            Janus Adviser Small-Mid Growth Fund


                          INTERNATIONAL & GLOBAL
                            Janus Adviser Global Research Fund
                            Janus Adviser International Equity Fund
                            Janus Adviser International Forty Fund
                            Janus Adviser International Growth Fund*
                            Janus Adviser Worldwide Fund

                          RISK-MANAGED
                            Janus Adviser INTECH Risk-Managed Core Fund+
                            Janus Adviser INTECH Risk-Managed Growth Fund+
                            Janus Adviser INTECH Risk-Managed International Fund Janus Adviser INTECH Risk-Managed Value Fund+

                          VALUE
                            Janus Adviser Mid Cap Value Fund
                            Janus Adviser Small Company Value Fund



                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS R SHARES
                                 CLASS S SHARES
                       Statement of Additional Information

    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. Certain Funds do not offer Class R Shares.

    Shares of the Funds may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisors, and other financial intermediaries.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janus.com/info, or by contacting Janus at 1-877-335-2687.

    *The Fund is closed to new investors. Current investors in the Fund may continue to invest in the Fund, as well as reinvest any dividends or capital gains distributions. However, once an account is closed, additional investments in the Fund will not be accepted unless specified criteria are met. Refer to the "Shareholder's Guide" section of the Fund's Prospectus for more details.

    +Class R Shares of the Funds are closed to new plans and other new shareholders effective November 10, 2008. The Board of Trustees approved a plan to terminate and liquidate Class R Shares of the Funds effective on or about March 31, 2009. Refer to the Funds' Prospectus for more details.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Classification, Investment Policies and Restrictions, and Investment
Strategies and Risks........................................................     2

Investment Adviser and Subadvisers..........................................    33

Custodian, Transfer Agent, and Certain Affiliations.........................    55

Portfolio Transactions and Brokerage........................................    58

Trustees and Officers.......................................................    62

Shares of the Trust.........................................................    76
  Net Asset Value Determination.............................................    76
  Purchases.................................................................    76
  Distribution and Shareholder Servicing Plans..............................    80
  Redemptions...............................................................    83

Income Dividends, Capital Gains Distributions, and Tax Status...............    86

Principal Shareholders......................................................    88

Miscellaneous Information...................................................   106
  Shares of the Trust.......................................................   106
  Shareholder Meetings......................................................   106
  Voting Rights.............................................................   107
  Independent Registered Public Accounting Firm.............................   107
  Registration Statement....................................................   107

Financial Statements........................................................   108

Appendix A..................................................................   109
  Explanation of Rating Categories..........................................   109


CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,
AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about 25 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

  EQUITY FUNDS. Global Real Estate Fund, Long/Short Fund, Balanced Fund, Contrarian Fund, Forty Fund, Fundamental Equity Fund, Growth and Income Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Orion Fund, Small-Mid Growth Fund, Global Research Fund, International Equity Fund, International Forty Fund, International Growth Fund, Worldwide Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, Mid Cap Value Fund, and Small Company Value Fund are referred to collectively in this SAI as the "Equity Funds."

  BOND FUNDS. Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund are referred to collectively in this SAI as the "Bond Funds."

CLASSIFICATION

  The Investment Company Act of 1940, as amended ("1940 Act"), classifies mutual funds as either diversified or nondiversified. Global Real Estate Fund, Long/Short Fund, Contrarian Fund, Forty Fund, Orion Fund, and International Forty Fund are classified as nondiversified. Flexible Bond Fund, Floating Rate High Income Fund, High-Yield Fund, Balanced Fund, Fundamental Equity Fund, Growth and Income Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Global Research Fund, International Equity Fund, International Growth Fund, Worldwide Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, Mid Cap Value Fund, and Small Company Value Fund are classified as diversified.

SUBADVISERS

  FUNDS SUBADVISED BY INTECH. INTECH Investment Management LLC ("INTECH") (formerly named Enhanced Investment Technologies, LLC) is the investment subadviser for Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund (together, the "Risk-Managed Funds").

  FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund, except policies (1) and (2), which apply only to the Funds specifically listed in those policies.

  (1) With respect to 75% of its total assets, Flexible Bond Fund, Floating Rate High Income Fund, High-Yield Fund, Balanced Fund, Fundamental Equity Fund, Growth and Income Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Global Research Fund, International Equity Fund, International Growth Fund, Worldwide Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, Mid Cap Value Fund, and Small Company Value Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities),

  Except that:

  (i) Global Real Estate Fund may invest 25% or more of the value of its total assets in the real estate or real estate-related industries and U.S. Government securities, and

  (ii) Long/Short Fund may invest 25% or more of the value of its total assets in U.S. Government securities and securities of other investment companies.

  (3) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

  (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  (5) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (7) Borrow money except that a Fund, with the exception of Long/Short Fund and Floating Rate High Income Fund, may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  In the case of Long/Short Fund and Floating Rate High Income Fund, the Funds may not borrow money, except as permitted by the 1940 Act or exemptions therefrom and the rules and interpretive provisions of the Securities and Exchange Commission ("SEC") thereunder.

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

  The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's short sales other than against the box positions will not exceed 10% of its net assets (limitation not applicable to Long/Short Fund). Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

  (3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

  (4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

  In the case of Long/Short Fund and Floating Rate High Income Fund, the Funds may not mortgage, pledge, hypothecate, or in manner transfer any securities or other assets owned or held by the Funds except in connection with permitted borrowings and in connection with margin deposits, security interests, liens, and collateral arrangements with respect to transactions involving short sales, options, futures contracts, and other permitted investment techniques.

  (5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (6) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the SEC, each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

  GLOBAL REAL ESTATE FUND. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or related industries.

  BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund will normally be invested in fixed-income senior securities.

INVESTMENT STRATEGIES AND RISKS

Diversification

  Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

  As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to "Investment Company Securities.")

  The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments

  Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Investments in Rule 144A Securities could have the effect of increasing the level of the Funds' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").

  If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

  Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of a Fund's total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

  Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

  Within the parameters of its specific investment policies, each Fund, and each Risk-Managed Fund to the extent that foreign securities may be included in its respective benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

  CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

  POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

  REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

  FOREIGN MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

  TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

  EMERGING MARKETS. Within the parameters of their specific investment policies, the Funds, particularly Global Research Fund and International Growth Fund, may invest their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Standard and Poor's/International Finance Corporation Global ("S&P/IFCG") Composite and S&P/IFCG Frontier Markets indices. The S&P/IFCG Composite includes the S&P/International Finance Corporation Investable ("IFCI") Composite, as well as the following emerging market indices: S&P/IFCI Latin America, S&P/IFCI Asia, S&P/IFCI EMEA (Europe, Middle East, Africa), S&P/IFCI Europe, S&P/IFCI Eastern Europe, and S&P/IFCI ME (Middle East) & Africa. Global Real Estate Fund and International Equity Fund will normally limit their investments in emerging market countries to 15% of their net assets. Long/Short Fund, Contrarian Fund, Growth and Income Fund, Orion Fund, and Small-Mid Growth Fund have, at times, invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and Form N-Q reports, which are filed with the SEC.

Borrowing

  Long/Short Fund and Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, a Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Each Fund may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows a Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

  The use of borrowing by Long/Short Fund and Floating Rate High Income Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

Short Sales

  Each Fund, with the exception of the Risk-Managed Funds, may engage in "short sales against the box." This technique involves either selling short a security that a Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

  Each Fund, with the exception of the Risk-Managed Funds, may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, a Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, a Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold.

  The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

  Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits a Fund's leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. With the exception of Long/Short Fund, the total market value of all of a Fund's short sale positions will not exceed 10% of its net assets.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

  Within the parameters of its specific investment policies, each Fund, with the exception of the Risk-Managed Funds, may invest up to 10% (without limit for Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

  Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

  Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

  The Funds, with the exception of the Risk-Managed Funds, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("Ginnie Mae") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

  The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

  The Funds' investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

  Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

  The Funds, with the exception of the Risk-Managed Funds, also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.


  Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Depositary Receipts

  Each Fund, and each Risk-Managed Fund to the extent that they may be included in its benchmark index, may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

  Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Flexible Bond Fund and Balanced Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

  The Funds, with the exception of the Risk-Managed Funds, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

  Other types of income-producing securities that the Funds, with the exception of the Risk-Managed Funds, may purchase include, but are not limited to, the following types of securities:

  INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

  STANDBY COMMITMENTS. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

  STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

  TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.

  The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

  VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

  In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts ("REITs")

  Within the parameters of their specific investment policies, the Funds may invest in REITs. Global Real Estate Fund may invest a significant amount of its assets in these types of securities.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

  Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls

  Global Real Estate Fund, Long/Short Fund, Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

  A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sale.

  Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans and Floating Rate Loans

  Flexible Bond Fund, High-Yield Fund, and Balanced Fund (no more than 20% of each Fund's total assets), Long/Short Fund (no more than 5% of the Fund's total assets) and Floating Rate High Income Fund may invest in bank loans, which include institutionally traded floating rate securities. Floating Rate High Income Fund invests at least 80% of its net assets in floating or adjustable rate loans and other floating rate securities.

  Floating rate loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancing. The Funds generally invest in floating rate loans directly through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

  When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated.

  If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund's NAV.

  In the cases of a Fund's investments in floating rate loans through participation interests, the Fund may be more susceptible to the risks of the financial services industries. The Fund may also be subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. In the event of the insolvency of an intermediate participant who sells a participation interest to the Fund, the Fund may be subject to loss of income and/or principal. Additionally, the Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund. The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

  HOW FLOATING RATE LOANS ARE ARRANGED
  Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower compensates the agent for its services (which may include structuring the loan, funding the loan, and other continuing services). In larger transactions, there may be several agents. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, an agent may administer the loan agreement and may be responsible for the collection of all interest, principal, and fee payments from the borrower. Upon any default, the agent may enforce the terms of the loan following instruction from the lenders.

  In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments.

  While the Funds generally expect to invest in fully funded term loans, certain of the senior loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, the Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to the Fund than investments in senior floating rate loans. Loans involving revolving credit facilities or delayed terms may require the Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, the Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

  Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund's return.

  Floating rate loan transactions may include agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies, and other financial institutions. While the Funds consider the borrower as the issuer of a floating rate loan in most transactions, a Fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, capital raising activities, and fluctuations in the financial markets.

  INTEREST RATE BENCHMARKS
  Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD rate"). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically.

  If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund's net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

  COLLATERAL
  Senior floating rate loans generally hold a senior position in the capital structure of a borrower. The senior position in the borrower's capital structure generally gives holders of senior loans a claim to certain of the borrower's assets that is senior to subordinated debt, preferred stock, and common stock in the case of a borrower's default.

  Collateral might include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees by or securities of affiliates of the borrower. In certain cases, collateral may consist solely of securities of the borrower. For the Funds' secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral.

  Additionally, most borrowers pay debts from generated cash flow. If the borrower's cash flow is insufficient to pay its debts, it may seek to restructure the terms of the loan rather than sell collateral. Such restructuring may be in the form of bankruptcy protection or a negotiated work-out. In the event of such restructurings, a Fund may not recover the full amount of interest and principal due, which in turn would negatively affect the Fund's returns.

  The Funds may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss, as there may be little or no collateral on which a lender can foreclose.

  CONDITION OF BORROWERS IN FLOATING RATE LOAN ARRANGEMENTS
  Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. Companies involved in recapitalizations, acquisitions, or refinancing are often borrowers in floating rate loan arrangements.

  The Funds may acquire interests in floating rate loans that are designed to provide temporary or "bridge" financing to a borrower pending the sale of assets or longer term financing. Bridge loans involve the risk that the borrower will be unable to secure other financing to replace the bridge loan, which may impair the borrower's creditworthiness and affect the value of a Fund's investment in such loan.

  CREDIT ANALYSIS
  Each Fund's portfolio manager performs credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

  To the extent that intermediate participants such as financial institutions become subject to regulations that impact the ability of such financial institutions to make senior floating rate loans, the availability of such loans for investment may become limited. Further, legislation or regulation could depress the market value of such loans.

  The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

  Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). To the extent required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

  TRADING OF FLOATING RATE LOANS AND SUPPLY OF FLOATING RATE LOANS
  The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities. Therefore, an underlying fund may have difficulty trading assignments and participations to third parties. There is also a potential that there is no active market to trade floating rate loans. There may be restrictions on transfer, and only limited opportunities may exist to sell such securities in secondary markets. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  OTHER FLOATING RATE SECURITIES
  The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on pre-determined dates.

High-Yield/High-Risk Bonds

  Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Floating Rate High Income Fund and High-Yield Fund may invest without limit in such bonds. Under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% of its net assets (Global Real Estate Fund, Long/Short Fund, Flexible Bond Fund, Balanced Fund, Forty Fund, Growth and Income Fund, Orion Fund, Global Research Fund, International Forty Fund, International Growth Fund, and Worldwide Fund) or 20% of its net assets (Contrarian Fund, Fundamental Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, International Equity Fund, Mid Cap Value Fund, and Small Company Value Fund). The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

  Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

  Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds may be included in any Fund's limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

  The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

  A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

  FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

  DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

  OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

  The Funds may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.


  A Fund may use derivative instruments for hedging (offset risks associated with an investment) or for speculative (seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

  Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

  Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

  Leverage risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase investment return. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

  Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

  Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

  Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. OTC derivatives, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

  FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant ("FCM") or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

  The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds' custodian or subcustodian and are required to hold such accounts directly.

  The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

  Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

  The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

  With the exception of the Risk-Managed Funds, if a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

  Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.




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

  OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

  FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds, with the exception of the Risk-Managed Funds, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

  The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific



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

  investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

  These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers' and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

  In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

  OPTIONS ON FOREIGN CURRENCIES. The Funds, with the exception of the Risk-Managed Funds, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

  The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

  The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  EURODOLLAR INSTRUMENTS. Each Fund, with the exception of the Risk-Managed Funds, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

  ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

  Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

  Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

  In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
  (v) low trading volume.

  A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, which may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

  OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date.


  A put option written by a Fund is "covered" if that Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

  The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

  The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

  In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

  An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

  A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

  The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

  A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

  A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

  A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

  OPTIONS ON SECURITIES INDICES. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

  Options on securities indices are similar to options on securities except that
  (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

  OPTIONS ON NON-U.S. SECURITIES INDICES. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

  The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

  Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

  Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

  In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

  YIELD CURVE OPTIONS. The Funds may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  SWAPS AND SWAP-RELATED PRODUCTS. The Funds, with the exception of the Risk-Managed Funds, may enter into swap agreements or utilize swap-related products, including but not limited to total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

  Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

  A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital's guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by a nationally recognized statistical rating organization ("NRSRO") will meet Janus Capital's guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

  There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

  Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

  Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

  STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

  Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund's gains or losses. The risk of collateral debt obligations depends largely on the type of collateral security. There is a risk that the collateral will not be adequate to make interest or other payments.

  Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER

  Portfolio turnover rates for the fiscal years ended July 31, 2008 and July 31, 2007 are presented in the table below. As a reference point, a portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance.

                                                       Portfolio Turnover Rate for      Portfolio Turnover Rate for
                                                          the fiscal year ended            the fiscal year ended
Fund Name                                                    July 31, 2008(1)                 July 31, 2007(1)
-------------------------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund                                            8%(2)                           N/A
  Long/Short Fund                                                  156%(3)                           94%
BOND
  Flexible Bond Fund(4)                                            149%                             147%
  Floating Rate High Income Fund                                   170%                             349%(5)
  High-Yield Fund                                                  134%                             117%
GROWTH & CORE
  Balanced Fund                                                     94%                              54%
  Contrarian Fund                                                   49%                              61%
  Forty Fund                                                        40%                              22%
  Fundamental Equity Fund                                          219%(3)                           36%
  Growth and Income Fund                                            69%                              54%
  Large Cap Growth Fund                                             97%                              26%
  Mid Cap Growth Fund                                               55%                              35%
  Orion Fund                                                        83%                              18%
  Small-Mid Growth Fund                                             85%                             100%
INTERNATIONAL & GLOBAL
  Global Research Fund                                              80%(2)                           N/A
  International Equity Fund                                         39%                              57%(6)
  International Forty Fund                                          54%(7)                           N/A
  International Growth Fund                                         40%                              41%
  Worldwide Fund                                                    32%                              24%
RISK-MANAGED
  Risk-Managed Core Fund                                            80%                              96%
  Risk-Managed Growth Fund                                         125%                             113%
  Risk-Managed International Fund                                  105%                             140%(8)
  Risk-Managed Value Fund                                           78%                              71%
VALUE
  Mid Cap Value Fund                                                81%                              79%
  Small Company Value Fund                                          53%                              71%




(1) Annualized for periods of less than one full year.
(2) November 28, 2007 (effective date) to July 31, 2008.
(3) The increase in the portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in portfolio management.
(4) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 150% in 2008 and 147% in 2007.
(5) April 2, 2007 (commencement of investments) to July 31, 2007; period reflects investment activity, as well as associated expenses, for the period April 2, 2007 to May 2, 2007 (effective date), during which the Fund was unavailable for purchase by shareholders.
(6) November 28, 2006 (effective date) to July 31, 2007.
(7) May 30, 2008 (effective date) to July 31, 2008.
(8) May 2, 2007 (effective date) to July 31, 2007.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under the Characteristics tab of each Fund at www.janus.com/info.

  - TOP HOLDINGS. Each Fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

  As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated persons of Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. As discussed in this section, Janus Capital has delegated certain of these duties for certain Funds to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janus.com/info, or by contacting a Janus representative at 1-877-335-2687.

  The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under "Average Daily Net Assets of Fund." Funds that pay a fee that may adjust up or down based on the Fund's performance relative to its benchmark index have "N/A" in the "Average Daily Net Assets of Fund" column below. The following table also reflects the Funds' contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the "base fee" rate prior to any performance fee adjustment for Funds that have a performance fee structure.

                                                                                         Contractual
                                                                                     Investment Advisory
                                                              Average Daily Net       Fees/Base Fees (%)
  Fund Name                                                     Assets of Fund          (annual rate)
  ------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Global Real Estate Fund                                           N/A                    0.75
    Long/Short Fund                                           All Asset Levels               1.25

                                                                                         Contractual
                                                                                     Investment Advisory
                                                              Average Daily Net       Fees/Base Fees (%)
  Fund Name                                                     Assets of Fund          (annual rate)
  ------------------------------------------------------------------------------------------------------
  BOND
    Flexible Bond Fund                                        First $300 Million             0.50
                                                              Over $300 Million              0.40
    Floating Rate High Income Fund                            First $300 Million             0.65
                                                              Over $300 Million              0.55
    High-Yield Fund                                           First $300 Million             0.65
                                                              Over $300 Million              0.55
  GROWTH & CORE
    Balanced Fund                                             All Asset Levels               0.55
    Contrarian Fund                                                   N/A                    0.64
    Forty Fund                                                All Asset Levels               0.64
    Fundamental Equity Fund                                   All Asset Levels               0.60
    Growth and Income Fund                                    All Asset Levels               0.62
    Large Cap Growth Fund                                     All Asset Levels               0.64
    Mid Cap Growth Fund                                       All Asset Levels               0.64
    Orion Fund                                                All Asset Levels               0.64
    Small-Mid Growth Fund                                     All Asset Levels               0.64
  INTERNATIONAL & GLOBAL
    Global Research Fund                                              N/A                    0.64
    International Equity Fund                                         N/A                    0.68
    International Forty Fund                                          N/A                    0.73
    International Growth Fund                                 All Asset Levels               0.64
    Worldwide Fund                                                    N/A                    0.60
  RISK-MANAGED
    Risk-Managed Core Fund                                            N/A                    0.50
    Risk-Managed Growth Fund                                  All Asset Levels               0.50
    Risk-Managed International Fund                           All Asset Levels               0.55
    Risk-Managed Value Fund                                   All Asset Levels               0.50
  VALUE
    Mid Cap Value Fund(1)                                             N/A                    0.64
    Small Company Value Fund                                  All Asset Levels               0.74



(1) Perkins, the Fund's subadviser, receives directly from the Fund a fee equal to 50% of the investment advisory fee (less any fee waivers or expense reimbursements).

  PERFORMANCE-BASED INVESTMENT ADVISORY FEE

  APPLIES TO RISK-MANAGED CORE FUND, CONTRARIAN FUND, WORLDWIDE FUND, MID CAP VALUE FUND, INTERNATIONAL EQUITY FUND, GLOBAL REAL ESTATE FUND, GLOBAL RESEARCH FUND, AND INTERNATIONAL FORTY FUND ONLY
  Effective on the dates shown below, each of Risk-Managed Core Fund, Contrarian Fund, Worldwide Fund, Mid Cap Value Fund, International Equity Fund, Global Real Estate Fund, Global Research Fund, and International Forty Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to the cumulative investment record of its respective benchmark index. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

                                                                 Effective Date of      Effective Date of
                                                                  Performance Fee        First Adjustment
  Fund                                                              Arrangement          to Advisory Fee
  -------------------------------------------------------------------------------------------------------
  Risk-Managed Core Fund                                              01/01/06               01/01/07
  Contrarian Fund                                                     02/01/06               02/01/07
  Worldwide Fund                                                      02/01/06               02/01/07
  Mid Cap Value Fund                                                  02/01/06               02/01/07
  International Equity Fund                                           12/01/06               12/01/07
  Global Real Estate Fund                                             12/01/07               12/01/08
  Global Research Fund                                                12/01/07               12/01/08
  International Forty Fund                                            06/01/08               06/01/09

  Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. As is currently the case, the investment advisory fee is paid monthly in arrears.

  The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the cumulative investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund's benchmark index.

  The investment performance of a Fund's load-waived Class A Shares ("Class A Shares") is used for purposes of calculating the Fund's Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares against the cumulative investment record of that Fund's benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

  The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

  The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.

  It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.

  If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

  Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee was 1/12(th) of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

  The Base Fee would be computed as follows:

  $200 million x 0.60% / 12 = $100,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.375%
  of $200 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12(th) of 0.975% of $200 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12(th) of 0.225% of $200 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.975% in the case of outperformance, or approximately 1/12(th) of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee. In such circumstances, Janus Capital would reimburse the applicable Fund.

  By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

  The Base Fee would be computed as follows:

  $800 million x 0.60% / 12 = $400,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.094%
  of $800 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12(th) of 0.694% of $800 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12(th) of 0.506% of $800 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.694% in the case of outperformance, or approximately 1/12(th) of 0.506% in the case of underperformance.


  The Base Fee for each Fund and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

                                                                                                Base Fee (%)
  Fund Name                                   Benchmark Index                                  (annual rate)
  ----------------------------------------------------------------------------------------------------------
  Risk-Managed Core Fund                      S&P 500(R) Index(1)                                 0.50(2)
  Contrarian Fund                             S&P 500(R) Index(1)                                 0.64
  Worldwide Fund                              MSCI World Index(SM)(3)                             0.60
  Mid Cap Value Fund                          Russell Midcap(R) Value Index(4)                    0.64(5)
  International Equity Fund                   MSCI EAFE(R) Index(6)                               0.68
  Global Real Estate Fund                     FTSE EPRA/NAREIT Global Real
                                              Estate Index(7)                                     0.75
  Global Research Fund                        MSCI World Growth Index(8)                          0.64
  International Forty Fund                    MSCI All Country World ex-U.S. Index(SM)(9)         0.73


  (1) The S&P 500(R) Index is Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
  (2) Janus Capital, and not Risk-Managed Core Fund, pays INTECH, the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH. Effective January 1, 2008, the subadvisory fee rate paid by Janus Capital changed from a fixed-rate based on the Fund's annual average daily net assets to a fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital). The subadvisory fee paid by Janus Capital to INTECH adjusts upward or downward based on the Fund's performance relative to its benchmark index.
  (3) The Morgan Stanley Capital International ("MSCI") World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
  (4) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth rates.
  (5) This amount is reduced by the amount payable by Mid Cap Value Fund to Perkins, the subadviser to Mid Cap Value Fund, pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins. Under this Sub-Advisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise payable by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital). The subadvisory fee paid by the Fund to Perkins adjusts upward or downward based on the Fund's performance relative to its benchmark index.
  (6) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East. The index includes reinvestment of dividends, net of foreign withholding taxes.
  (7) The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.
  (8) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.
  (9) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.


  The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended July 31, 2008 are shown below:

  Fund                                                                        Net Assets (000s)
  ---------------------------------------------------------------------------------------------
  Risk-Managed Core Fund                                                          $  113,335
  Contrarian Fund                                                                 $  337,880
  Worldwide Fund                                                                  $  121,579
  Mid Cap Value Fund                                                              $1,081,514
  International Equity Fund                                                       $  162,945
  Global Real Estate Fund                                                         $    6,695
  Global Research Fund                                                            $    4,616
  International Forty Fund                                                        $    1,458

  EXAMPLES: RISK-MANAGED CORE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the S&P 500(R) Index.

  Example 1: Fund Outperforms Its Benchmark By 4%

  If the Fund has outperformed the S&P 500(R) Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                              1/12th of 0.15%             1/12th of 0.65%


  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                                    0.00                  1/12th of 0.50%



  Example 3: Fund Underperforms Its Benchmark By 4%

  If the Fund has underperformed the S&P 500(R) Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                              1/12th of -0.15%            1/12th of 0.35%



  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Risk-Managed Core Fund, and INTECH, Janus Capital pays INTECH a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to INTECH will adjust upward or downward in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Risk-Managed Core Fund's Class A Shares' performance relative to the S&P 500(R) Index.


  EXAMPLES: CONTRARIAN FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the S&P 500(R) Index.

  Example 1: Fund Outperforms Its Benchmark By 7%

  If the Fund has outperformed the S&P 500(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%


  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark By 7%

  If the Fund has underperformed the S&P 500(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%



  Because the Fund is a new fund that commenced operations on August 1, 2005, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.


  EXAMPLES: WORLDWIDE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI World Index(SM).

  Example 1: Fund Outperforms Its Benchmark By 6%

  If the Fund has outperformed the MSCI World Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                              1/12th of 0.15%             1/12th of 0.75%



  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the MSCI World Index(SM) during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                                    0.00                  1/12th of 0.60%



  Example 3: Fund Underperforms Its Benchmark By 6%

  If the Fund has underperformed the MSCI World Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                              1/12th of -0.15%            1/12th of 0.45%




  EXAMPLES: MID CAP VALUE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the Russell Midcap(R) Value Index.

  Example 1: Fund Outperforms Its Benchmark By 4%

  If the Fund has outperformed the Russell Midcap(R) Value Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%

  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the Russell Midcap(R) Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark By 4%

  If the Fund has underperformed the Russell Midcap(R) Value Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%



  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Mid Cap Value Fund, and Perkins, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise paid to Janus Capital by the Fund (and Janus Capital's fee is thereby reduced by 50% to account for the fee paid directly to Perkins). This means that the subadvisory fee rate for fees paid by the Fund to Perkins will adjust upward or downward in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Mid Cap Value Fund's Class A Shares' performance relative to the Russell Midcap(R) Value Index.


  EXAMPLES: INTERNATIONAL EQUITY FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI EAFE(R) Index.

  Example 1: Fund Outperforms Its Benchmark By 7%

  If the Fund has outperformed the MSCI EAFE(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                              1/12th of 0.15%             1/12th of 0.83%



  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the MSCI EAFE(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                                    0.00                  1/12th of 0.68%



  Example 3: Fund Underperforms Its Benchmark By 7%

  If the Fund has underperformed the MSCI EAFE(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                              1/12th of -0.15%            1/12th of 0.53%



  Because the Fund is a new fund that commenced operations on November 28, 2006, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXAMPLES: GLOBAL REAL ESTATE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the FTSE EPRA/NAREIT Global Real Estate Index.

  Example 1: Fund Outperforms Its Benchmark By 4%

  If the Fund has outperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                              1/12th of 0.15%             1/12th of 0.90%



  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the FTSE EPRA/NAREIT Global Real Estate Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                                    0.00                  1/12th of 0.75%



  Example 3: Fund Underperforms Its Benchmark By 4%

  If the Fund has underperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                              1/12th of -0.15%            1/12th of 0.60%



  Because the Fund is a new fund that commenced operations on November 28, 2007, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXAMPLES: GLOBAL RESEARCH FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI World Growth Index.

  Example 1: Fund Outperforms Its Benchmark By 6%

  If the Fund has outperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%



  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the MSCI World Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%

  Example 3: Fund Underperforms Its Benchmark By 6%

  If the Fund has underperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%



  Because the Fund is a new fund that commenced operations on November 28, 2007, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXAMPLES: INTERNATIONAL FORTY FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI All Country World ex-U.S. Index(SM).

  Example 1: Fund Outperforms Its Benchmark By 6%

  If the Fund has outperformed the MSCI All Country World ex-U.S. Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                              1/12th of 0.15%             1/12th of 0.88%



  Example 2: Fund Performance Tracks Its Benchmark

  If the Fund performance has tracked the performance of the MSCI All Country World ex-U.S. Index(SM) during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                                    0.00                  1/12th of 0.73%



  Example 3: Fund Underperforms Its Benchmark By 6%

  If the Fund has underperformed the MSCI All Country World ex-U.S. Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                              1/12th of -0.15%            1/12th of 0.58%



  Because the Fund is a new fund that commenced operations on May 30, 2008, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXPENSE LIMITATIONS

  Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class R Shares and Class S Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the table in the "Fees and

  Expenses" section of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2009.

                                                                               Expense Limit
Fund Name                                                                     Percentage (%)
--------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund                                                         1.25(1)
  Long/Short Fund(2)                                                              1.74
BOND
  Flexible Bond Fund                                                              0.55
  Floating Rate High Income Fund(2)                                               0.90
  High-Yield Fund                                                                 0.90
GROWTH & CORE
  Balanced Fund                                                                   0.57
  Contrarian Fund                                                                 0.95(1)
  Forty Fund                                                                      0.67
  Fundamental Equity Fund                                                         0.70
  Growth and Income Fund                                                          0.99
  Large Cap Growth Fund                                                           0.66
  Mid Cap Growth Fund                                                             0.65
  Orion Fund                                                                      0.95
  Small-Mid Growth Fund                                                           1.05
INTERNATIONAL & GLOBAL
  Global Research Fund                                                            1.00(1)
  International Equity Fund                                                       1.25(1)
  International Forty Fund                                                        1.25(1)
  International Growth Fund                                                       0.73
  Worldwide Fund                                                                  0.65(1)
RISK-MANAGED
  Risk-Managed Core Fund                                                          0.60(1)
  Risk-Managed Growth Fund                                                        0.60
  Risk-Managed International Fund(2)                                              0.65
  Risk-Managed Value Fund(2)                                                      0.60
VALUE
  Mid Cap Value Fund                                                              0.74(1)
  Small Company Value Fund                                                        1.00


(1) Effective January 1, 2006 for Risk-Managed Core Fund, February 1, 2006 for Contrarian Fund, Worldwide Fund, and Mid Cap Value Fund, December 1, 2007 for International Equity Fund, December 1, 2008 for Global Real Estate Fund and Global Research Fund, and June 1, 2009 for International Forty Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index. Details discussing the change are included in the "Performance-Based Investment Advisory Fee" section of this SAI. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. Unless terminated, revised, or extended, each Fund's expense limit will be in effect until December 1, 2009.
(2) Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to any class of the Fund, with the exceptions noted above, exceed the percentages stated.

  The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods ended July 31. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown.

                                             2008                              2007                             2006
                              ----------------------------------    -------------------------       ---------------------------
Fund Name                     Advisory Fees (Waivers)/Recoupment    Advisory Fees   (Waivers)       Advisory Fees   (Waivers)
-------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund      $    30,285(1)     ($ 30,285)(1)(2)           N/A          N/A                N/A          N/A
  Long/Short Fund              $ 9,473,341         $ 72,749          $   631,885    ($118,129)               N/A          N/A
BOND
  Flexible Bond Fund           $   260,438        ($215,291)         $   227,803    ($158,265)       $   255,173    ($212,913)
  Floating Rate High Income
     Fund                      $    35,711        ($ 35,711)(2)      $    10,712(3) ($ 10,712)(2)(3)         N/A          N/A
  High-Yield Fund              $    22,791        ($ 22,791)(2)      $    20,328    ($ 20,328)(2)    $    16,939    ($ 16,939)(2)
GROWTH & CORE
  Balanced Fund                $ 3,051,781        ($138,991)         $ 3,004,302    ($123,429)       $ 3,130,701    ($228,416)
  Contrarian Fund              $ 1,834,977               --          $   347,722    ($ 75,850)       $    19,588    ($ 19,588)(2)
  Forty Fund                   $34,246,897        ($771,650)         $15,684,965    ($434,641)       $10,132,729    ($288,516)
  Fundamental Equity Fund      $   520,652        ($153,508)         $   493,069    ($122,361)       $   345,456    ($159,593)
  Growth and Income Fund       $ 1,261,663               --          $ 1,738,555           --        $ 1,650,202           --
  Large Cap Growth Fund        $ 1,319,616        ($203,322)         $ 1,068,037    ($167,058)       $ 1,234,809    ($217,449)
  Mid Cap Growth Fund          $ 1,737,257        ($250,316)         $   684,983    ($180,960)       $   657,084    ($234,715)
  Orion Fund                   $   207,172        ($124,453)         $    24,344    ($ 24,344)(2)    $     7,348    ($  7,348)(2)
  Small-Mid Growth Fund        $    36,064        ($ 36,064)(2)      $    21,281    ($ 21,281)(2)    $    10,467    ($ 10,467)(2)
INTERNATIONAL & GLOBAL
  Global Research Fund         $    12,140(1)     ($ 12,140)(1)(2)           N/A          N/A                N/A          N/A
  International Equity Fund    $   524,895        ($    418)         $    40,602(4) ($ 40,602)(2)(4)         N/A          N/A
  International Forty Fund     $     1,367(5)     ($  1,367)(2)(5)           N/A          N/A                N/A          N/A
  International Growth Fund    $14,280,221        ($ 49,661)         $ 7,022,049    ($  4,021)       $ 3,008,452    ($  8,709)
  Worldwide Fund               $   895,638        ($125,258)         $   885,197    ($189,331)(6)    $ 1,980,411    ($112,187)
RISK-MANAGED
  Risk-Managed Core Fund       $   613,633        ($  1,221)         $   695,232    ($ 12,744)       $   264,681    ($172,466)
  Risk-Managed Growth Fund     $ 7,314,142               --          $ 5,897,087           --        $   984,578    ($ 68,940)
  Risk-Managed International
     Fund                      $    55,815        ($ 55,815)(2)      $    13,494(7) ($ 13,494)(2)(7)         N/A          N/A
  Risk-Managed Value Fund      $   297,969        ($180,009)         $   164,724    ($159,469)       $    44,801(8) ($ 44,801)(2)(8)
VALUE
  Mid Cap Value Fund           $ 6,110,145        ($782,755)         $ 2,820,570           --        $ 1,238,804    ($289,866)
  Small Company Value Fund     $   355,335        ($148,061)         $   254,699    ($105,060)       $   188,824    ($ 72,458)


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) Fee waiver by Janus Capital exceeded the advisory fee.
(3) April 2, 2007 (commencement of investments) to July 31, 2007; period reflects investment activity, as well as associated expenses, for the period April 2, 2007 to May 2, 2007 (effective date), during which the Fund was unavailable for purchase by shareholders.
(4) November 28, 2006 (effective date) to July 31, 2007.
(5) May 30, 2008 (effective date) to July 31, 2008.
(6) The amount shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for the period (reduced for certain percentages of underperformance).
(7) May 2, 2007 (effective date) to July 31, 2007.
(8) December 30, 2005 (effective date) to July 31, 2006.

SUBADVISERS

  Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund, and Mid Cap Value Fund.

INTECH INVESTMENT MANAGEMENT LLC

  Janus Capital has entered into Sub-Advisory Agreements with INTECH Investment Management LLC (formerly named Enhanced Investment Technologies, LLC), CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, on behalf of Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund.

  INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital indirectly owns approximately 89.2% of the outstanding voting shares of INTECH.

  Under the Sub-Advisory Agreements between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund. Investments will be acquired, held, disposed of, or loaned, consistent with the investment objectives, policies, and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Sub-Advisory Agreements provide that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

  The Sub-Advisory Agreements will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination by the Funds or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreements.

  PERFORMANCE-BASED SUB-ADVISORY FEE

  APPLIES TO RISK-MANAGED CORE FUND
  Effective January 1, 2006, the subadvisory fee rate for Risk-Managed Core Fund changed from a fixed rate to a rate that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to the S&P 500(R) Index. Janus Capital, and not Risk-Managed Core Fund, pays this fee. The following discussion provides additional details regarding this change.

  On December 29, 2005, shareholders of Risk-Managed Core Fund approved an amended subadvisory agreement between Janus Capital, on behalf of the Fund, and INTECH that introduced a performance incentive subadvisory fee structure. The subadvisory fee rate payable by Janus Capital to INTECH changed from a fixed rate to a rate that adjusts upward or downward based upon the performance of the Fund's load-waived Class A Shares relative to its benchmark index, the S&P 500(R) Index. Effective January 1, 2008, the subadvisory fee rate paid under the Amended Sub-Advisory Agreement was restructured so that the fee rate paid by Janus Capital to INTECH is equal to 50% of the advisory fee payable by the Fund to Janus Capital (net of any performance fee adjustment, reimbursement of expenses incurred or fees waived by Janus Capital.)

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

  Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

  Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports.

  Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

  Under the Sub-Advisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

  The Sub-Advisory Agreement with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of the assignment or termination of the Investment Advisory Agreement. Perkins may terminate the Sub-Advisory Agreement upon three years' notice.

  PERFORMANCE-BASED SUB-ADVISORY FEE

  APPLIES TO MID CAP VALUE FUND
  As a result of shareholder approval of Mid Cap Value Fund's amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund, effective February 1, 2006, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to the Russell Midcap(R) Value Index, the Fund's benchmark index. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from the Fund equal to 50% of the advisory fee payable to Janus Capital from the Fund before reduction of the Janus fee by the amount of the fee payable to Perkins (net of any reimbursement of expenses incurred or fees waived by Janus Capital).

  Under each Sub-Advisory Agreement, the respective subadviser was compensated according to the following schedule for the fiscal year ended July 31, 2008.

  Fund Name                                  Subadviser        Contractual Rate(1) (%)
  ------------------------------------------------------------------------------------
  Risk-Managed Core Fund                       INTECH                 0.25(2)(3)
  Risk-Managed Growth Fund                     INTECH                 0.25(3)
  Risk-Managed International Fund              INTECH                 0.257(3)
  Risk-Managed Value Fund                      INTECH                 0.25(3)
  Mid Cap Value Fund                           Perkins                0.32(2)



  (1) Prior to any fee reimbursement, if applicable.
  (2) Prior to any performance adjustment, if applicable.
  (3) Effective January 1, 2008, the subadvisory fee rate paid by Janus Capital changed from a fixed rate based on the Fund's annual average daily net assets (and, in the case of Risk-Managed Core Fund, plus or minus half of any applicable performance fee adjustment) to a fee equal to 50% of the investment advisory fee rate paid by the Fund to Janus Capital (net of any applicable performance fee adjustment).


  The Risk-Managed Funds pay no fees directly to INTECH. Janus Capital pays these subadvisory fees out of its advisory fees. Effective January 1, 2008, the subadvisory fee rate paid by Janus Capital changed from a fixed rate based on each Fund's annual average daily net assets (and, in the case of Risk-Managed Core Fund, plus or minus half of any applicable performance fee adjustment) to a fee equal to 50% of the investment advisory fee rate paid by each Risk-Managed Fund to Janus Capital (net of any applicable performance fee adjustment for Risk-Managed Core Fund). Prior to this change, the subadvisory fee rate for each Fund was 0.26%. With respect to Risk-Managed International Fund and Risk-Managed Value Fund, INTECH has agreed to waive, in whole or in part, the subadvisory fees paid by Janus Capital.

  For the fiscal year ended July 31, 2008, Janus Capital paid subadvisory fees to INTECH in the amounts of $315,009.53, $3,728,202.80, $27,292.35, and
  $151,654.29, for Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund, respectively.

  For the fiscal year ended July 31, 2008, Mid Cap Value Fund paid subadvisory fees to Perkins in the amount of $3,055,072.65.

OTHER PAYMENTS

  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or

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  received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital and Perkins, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group") based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the aftermarket unless instructed by the portfolio managers and/or investment personnel to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

  Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit the execution of a short sale by Long/Short Fund when another fund or account managed by Long/Short Fund's investment personnel hold the security long. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Long/Short Fund and other Janus funds and accounts.

  INTECH has adopted its own allocation procedures, which apply to the Risk-Managed Funds. INTECH, the subadviser for Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund, generates daily trades for all of its clients, including the Risk-Managed Funds, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

  Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital, INTECH, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, and Janus Distributors personnel may be required to forfeit profits made from personal trading.
  PERKINS CODE OF ETHICS
  Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, under certain circumstances, individuals are permitted to make personal securities transactions, including the sale of securities that may be purchased or held by the funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the funds and to avoid serving their own personal interests ahead of the funds' and their shareholders'.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.




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  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.




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  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

INTECH Investment Management LLC
Proxy Voting Procedures

  The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

  GENERAL POLICY. INTECH's investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS") to vote all proxies on behalf of client accounts in accordance, at the client's discretion, with the ISS Benchmark Proxy Voting Guidelines, ISS Taft-Hartley Proxy Voting Guidelines, ISS Public Fund Proxy Voting Guidelines, ISS Social Proxy Voting Guidelines, or ISS Catholic Proxy Voting Guidelines (collectively referred to as "ISS Recommendations"). The ISS Recommendations are designed with the intent on maximizing the long-term economic benefits of shareholders.

  INTECH will vote all proxies on behalf of client's accounts in accordance with the ISS Recommendations that best represent the client type. Specifically, unless otherwise directed by the client, INTECH will vote:

  - Corporate, Mutual Fund/Sub-Advised, and Commingled Pool clients in accordance with the ISS Benchmark ("ISS-BK") Proxy Voting Guidelines, which were developed by ISS to increase total shareholder value and risk mitigation and are generally management oriented.

  - Union and Union Taft-Hartley clients in accordance with the ISS Taft-Hartley ("ISS-TH") Proxy Voting Guidelines (formerly known as the ISS Proxy Voting Service or PVS Guidelines), which were developed by ISS, in conjunction with the AFL-CIO, with a worker-owner view of long-term corporate value.

  - Public Fund clients in accordance with ISS Public Fund ("ISS-PUBLIC") Proxy Voting Guidelines, which were developed by ISS to help ensure that public funds fulfill all statutory and common law obligations governing proxy voting with the intent of maximizing long-term economic benefits of its plan participants and beneficiaries.

  - Not-For-Profit (including Endowments and Foundations) clients in accordance with ISS Social ("ISS-SOCIAL") Proxy Voting Guidelines, which were developed by ISS to recognize that socially responsible institutional shareholders are concerned with economic returns to shareholders and sound corporate governance, along with the ethical behavior of corporations and the social and environmental impact of their actions. The ISS Catholic Proxy Voting Guidelines ("ISS-CATHOLIC") are also available to clients.

  Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. Additional information



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  about ISS and the ISS Recommendations is available at
  http://www.riskmetrics.com/policy/2008/policy_information. INTECH will only accept direction from a client to vote proxies for the client's account pursuant to the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. With respect to clients that have elected to participate in securities lending, INTECH is not able to call back securities in order to vote proxies.

  DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Janus Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.

  JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines.

  VOTING AND USE OF PROXY VOTING SERVICE. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. In absence of specific client direction, INTECH will direct ISS to vote proxies in accordance with the ISS Recommendations that best represents the client type. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with the ISS-BK Proxy Voting Guidelines.

  CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

  - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

  - The Janus Investment Accounting Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from INTECH's Chief Compliance Officer. The Janus Investment Accounting Operations Group shall maintain records of all overrides, including all required authorizations.

  - Without limiting the foregoing, the Janus Investment Accounting Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

  - Any attempts to influence the proxy voting process shall be reported immediately to INTECH's Chief Compliance Officer.

  - All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the Restricted List.

  - At least annually, INTECH reviews ISS' Policies, Procedures, and Practices Regarding Potential Conflicts of Interest ("ISS Conflict Policy"), which addresses conflicts of interest that could arise in connection with advisory services provided by ISS or its affiliates, to ensure ISS' Conflict Policy is reasonably designed to minimize any such potential conflicts of interest.

  In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Compliance Officer to determine whether a material conflict exists. The matter will be reviewed by INTECH's Chief Operating Officer, General Counsel, and Chief Compliance Officer ("Proxy Review Group"). To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation unless otherwise determined by the Proxy Review Group.

  REPORTING AND RECORD RETENTION. On a quarterly basis, INTECH will provide its clients with the proxy voting record for that client's account. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients, and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, and ISS-CATHOLIC Proxy Voting Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

  REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

  Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

  PROXY VOTING PROCEDURES

  Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Perkins Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines; however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Perkins Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Perkins Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are predetermined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the Perkins Wolf Guidelines.

  BOARD OF DIRECTORS ISSUES
  Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Perkins will generally oppose the proposed equity-based compensation plan. In addition, Perkins will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Perkins will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal years or periods ended July 31, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below:


                                                         Administrative        Administrative        Administrative
                                                          Services Fees         Services Fees         Services Fees
Fund Name                                                 July 31, 2008         July 31, 2007         July 31, 2006
-------------------------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund
     Class S Shares                                        $      738(1)                N/A                   N/A
  Long/Short Fund
     Class R Shares                                        $    1,503            $    2,855                   N/A
     Class S Shares                                        $  148,150            $   17,162                   N/A
BOND
  Flexible Bond Fund
     Class R Shares                                        $      411            $      236            $       26
     Class S Shares                                        $   91,441            $   99,753            $  114,886
  Floating Rate High Income Fund
     Class S Shares                                        $    3,127            $    1,042(2)                N/A
  High-Yield Fund
     Class R Shares                                        $    1,710            $    1,713            $    1,566
     Class S Shares                                        $    1,722            $    1,720            $    1,602
GROWTH & CORE
  Balanced Fund
     Class R Shares                                        $    3,371            $      110            $       58
     Class S Shares                                        $1,223,900            $1,312,066            $1,377,148
  Contrarian Fund
     Class R Shares                                        $    5,853            $    1,520            $      674
     Class S Shares                                        $   32,970            $   12,353            $      901
  Forty Fund
     Class R Shares                                        $  134,528            $   31,829            $    5,324
     Class S Shares                                        $8,839,597            $4,917,081            $3,316,392
  Fundamental Equity Fund
     Class R Shares                                        $    1,104            $      220            $       65
     Class S Shares                                        $  132,385            $  167,728            $  116,731
  Growth and Income Fund
     Class R Shares                                        $    8,294            $    7,897            $    1,652
     Class S Shares                                        $  342,998            $  664,861            $  637,567
  Large Cap Growth Fund
     Class R Shares                                        $      592            $       34            $       29
     Class S Shares                                        $  365,327            $  407,145            $  475,965
  Mid Cap Growth Fund
     Class R Shares                                        $   17,445            $    2,182            $      121
     Class S Shares                                        $  360,346            $  242,890            $  245,545
  Orion Fund
     Class R Shares                                        $    3,250            $    1,471            $      667
     Class S Shares                                        $   10,200            $    1,426            $      710
  Small-Mid Growth Fund
     Class R Shares                                        $    2,587            $    1,071            $      701
     Class S Shares                                        $    1,231            $      969            $      793
INTERNATIONAL & GLOBAL
  Global Research Fund
     Class S Shares                                        $      807(1)                N/A                   N/A
  International Equity Fund
     Class R Shares                                        $    1,619            $      931(3)                N/A
     Class S Shares                                        $    7,093            $      952(3)                N/A
  International Forty Fund
     Class S Shares                                        $      102(4)                N/A                   N/A
  International Growth Fund
     Class R Shares                                        $  128,979            $   18,461            $      457
     Class S Shares                                        $3,837,562            $2,312,338            $1,115,066
  Worldwide Fund
     Class R Shares                                        $    1,502            $      147            $       29
     Class S Shares                                        $  293,643            $  360,833            $  823,089

                                                         Administrative        Administrative        Administrative
                                                          Services Fees         Services Fees         Services Fees
Fund Name                                                 July 31, 2008         July 31, 2007         July 31, 2006
-------------------------------------------------------------------------------------------------------------------
RISK-MANAGED
  Risk-Managed Core Fund
     Class R Shares                                        $    1,444            $      447            $       30
     Class S Shares                                        $   56,334            $   88,143            $   30,923
  Risk-Managed Growth Fund
     Class R Shares                                        $      468            $       55            $       34
     Class S Shares                                        $  293,088            $  378,840            $  242,896
  Risk-Managed International Fund
     Class S Shares                                        $    6,193            $    1,551(5)                N/A
  Risk-Managed Value Fund
     Class R Shares                                        $    1,050            $      809            $      374(6)
     Class S Shares                                        $      710            $      736            $      375(6)
VALUE
  Mid Cap Value Fund
     Class R Shares                                        $   18,287            $    6,587            $    2,576
     Class S Shares                                        $  272,652            $  239,348            $  143,688
  Small Company Value Fund
     Class R Shares                                        $   12,741            $   11,558            $    7,294
     Class S Shares                                        $   73,519            $   67,741            $   53,807


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) April 2, 2007 (commencement of investments) to July 31, 2007; period reflects investment activity, as well as associated expenses, for the period April 2, 2007 to May 2, 2007 (effective date), during which the Fund was unavailable for purchase by shareholders.
(3) November 28, 2006 (effective date) to July 31, 2007.
(4) May 30, 2008 (effective date) to July 31, 2008.
(5) May 2, 2007 (effective date) to July 31, 2007.
(6) December 30, 2005 (effective date) to July 31, 2006.
Note: Certain Funds do not offer Class R Shares.

  Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund, except for Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund, which each pay $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use DST systems to track and process redemption fees and contingent deferred sales charges. The Funds currently pay DST annual per account rates for these systems. These fees are only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software. With respect to Mid Cap Value Fund, Janus Capital places all portfolio transactions solely upon Perkins' direction.

  Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  Long/Short Fund intends to maintain a prime brokerage arrangement to facilitate short sale transactions. A prime broker may provide, and the current prime broker of the Fund is expected to provide, services and products to Janus Capital in connection with the lending, short selling facilities, and related services the prime broker provides to the Fund and other clients. These services may include, without limitation, electronic interfaces, software and various reports in connection with short sale activity. As a result of these services and products, Janus Capital may have an incentive to use the prime broker to effect transactions for the Fund or to accept less favorable pricing for prime brokerage services (including interest and similar charges on short positions).

  For the fiscal year ended July 31, 2008, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.

Fund Name                                                            Commissions     Transactions
--------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund                                             $    1,974    $    2,681,045
  Long/Short Fund                                                     $4,107,876    $3,400,106,062
GROWTH & CORE
  Balanced Fund                                                       $  105,374    $  117,034,882
  Contrarian Fund                                                     $  392,973    $  230,132,792
  Forty Fund                                                          $1,848,929    $3,433,488,421
  Fundamental Equity Fund                                             $  107,676    $  120,622,453
  Growth and Income Fund                                              $  147,553    $  124,540,532
  Large Cap Growth Fund                                               $  166,081    $  173,513,155
  Mid Cap Growth Fund                                                 $  291,500    $  307,595,850
  Orion Fund                                                          $   80,309    $   52,390,651
  Small-Mid Growth Fund                                               $    5,677    $    4,627,676
INTERNATIONAL & GLOBAL
  Global Research Fund                                                $    3,220    $    3,308,222
  International Equity Fund                                           $  122,342    $   78,588,610
  International Forty Fund                                            $      686    $      640,531
  International Growth Fund                                           $2,043,531    $1,088,624,705
  Worldwide Fund                                                      $   58,730    $   49,096,028
RISK-MANAGED
  INTECH Risk-Managed Core Fund                                       $  104,032    $  126,058,956
  INTECH Risk-Managed Growth Fund                                     $1,081,877    $1,387,798,171
  INTECH Risk-Managed International Fund                              $    3,198    $    5,325,317
  INTECH Risk-Managed Value Fund                                      $   41,799    $   41,310,783
VALUE
  Mid Cap Value Fund                                                  $  563,186    $  660,803,971
  Small Company Value Fund                                            $   33,172    $   22,611,339


Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

  Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Mid Cap Value Fund.

  Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's and Perkins' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

  INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

  INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

  The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods ending July 31 of each year shown.

Fund Name                                                      2008           2007           2006
----------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund                                   $    5,292(1)         N/A            N/A
  Long/Short Fund                                           $7,668,176     $  598,453            N/A
BOND
  Flexible Bond Fund                                                --             --     $       50
  Floating Rate High Income Fund                                    --             --(2)         N/A
  High-Yield Fund                                                   --     $       70     $       70
GROWTH & CORE
  Balanced Fund                                             $  213,616     $  205,602     $  196,041
  Contrarian Fund                                           $  642,583     $  212,924     $   10,867
  Forty Fund                                                $3,773,022     $1,405,178     $1,109,835
  Fundamental Equity Fund                                   $  279,920     $   96,930     $   60,892
  Growth and Income Fund                                    $  302,726     $  302,999     $  188,273
  Large Cap Growth Fund                                     $  348,928     $  101,201     $  295,551
  Mid Cap Growth Fund                                       $  624,556     $  168,509     $   77,851
  Orion Fund                                                $  152,677     $    5,637     $    1,800
  Small-Mid Growth Fund                                     $   13,041     $   22,764     $   12,678
INTERNATIONAL & GLOBAL
  Global Research Fund                                      $    6,672(1)         N/A            N/A
  International Equity Fund                                 $  236,981     $   45,528(3)         N/A
  International Forty Fund                                  $    1,526(4)         N/A            N/A
  International Growth Fund                                 $3,648,144     $2,680,671     $1,368,222
  Worldwide Fund                                            $  120,172     $  136,562     $  857,264
RISK-MANAGED
  Risk-Managed Core Fund                                    $  255,030     $  172,434     $   75,747
  Risk-Managed Growth Fund                                  $2,641,732     $1,609,247     $  287,314
  Risk-Managed International Fund                           $   12,781     $    8,646(5)         N/A
  Risk-Managed Value Fund                                   $  108,028     $   31,632     $   13,677(6)
VALUE
  Mid Cap Value Fund                                        $1,365,397     $  848,508     $  394,543
  Small Company Value Fund                                  $   75,727     $   83,647     $   32,446


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) April 2, 2007 (commencement of investments) to July 31, 2007; period reflects investment activity, as well as associated expenses, for the period April 2, 2007 to May 2, 2007 (effective date), during which the Fund was unavailable for purchase by shareholders.
(3) November 28, 2006 (effective date) to July 31, 2007.
(4) May 30, 2008 (effective date) to July 31, 2008.
(5) May 2, 2007 (effective date) to July 31, 2007.

(6) December 30, 2005 (effective date) to July 31, 2006.

  Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, broker-dealer or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

  As of July 31, 2008, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                                      Value of
                                                    Name of                          Securities
Fund Name                                           Broker-Dealer                       Owned
------------------------------------------------------------------------------------------------
BOND

  Janus Adviser Flexible Bond Fund                  Citigroup, Inc.                 $    322,061
                                                    Credit Suisse Group             $    668,874
                                                    Goldman Sachs Group, Inc.       $    495,980
                                                    JP Morgan Chase & Co.           $    661,702
                                                    Morgan Stanley Co.              $    549,676

  Janus Adviser Floating Rate High Income Fund      Lehman Brothers, Inc.           $  1,900,000

  Janus Adviser High Yield Fund                     Goldman Sachs Group, Inc.       $      8,670

GROWTH & CORE

  Balanced Fund                                     Citigroup, Inc.                 $  1,236,483
                                                    Credit Suisse Group             $  2,401,337
                                                    Goldman Sachs Group, Inc.       $  1,598,387
                                                    JP Morgan Chase & Co.           $  3,689,204
                                                    JP Morgan Chase & Co.           $  2,381,930
                                                    Morgan Stanley & Co., Inc.      $  1,707,075

  Forty Fund                                        Goldman Sachs Group, Inc.       $192,656,937
                                                    Lehman Brothers, Inc.           $ 91,702,538

  Fundamental Equity Fund                           JP Morgan Chase & Co.           $  3,428,156

  Growth & Income Fund                              Citigroup, Inc.                 $    454,669
                                                    Goldman Sachs Group, Inc.       $  1,460,357
                                                    JP Morgan Chase & Co.           $  1,633,326

  Large Cap Growth Fund                             Goldman Sachs Group, Inc.       $  2,048,365
                                                    JP Morgan Chase & Co.           $  3,123,635

  Orion Fund                                        Goldman Sachs Group, Inc.       $    541,998
                                                    Lehman Brothers, Inc.           $    303,103

INTERNATIONAL & GLOBAL

  Janus Adviser Global Research Fund                JP Morgan Chase & Co.           $     19,299
                                                    Lehman Brothers, Inc.           $     18,727
                                                    UBS A.G.                        $     10,949

  Janus Adviser International Forty Fund            UBS A.G.                        $     23,311

  Janus Adviser Worldwide Fund                      JP Morgan Chase & Co.           $  4,128,333
                                                    UBS A.G.                        $  1,610,724

RISK-MANAGED

  Risk-Managed Core Fund                            Citigroup, Inc.                 $    149,520
                                                    Goldman Sachs Group, Inc.       $    276,060
                                                    JP Morgan Chase & Co.           $    328,534
                                                    Lehman Brothers, Inc.           $    138,720

  Risk-Managed Value Fund                           Citigroup, Inc.                 $  1,284,003
                                                    Goldman Sachs Group, Inc.       $    570,524
                                                    JP Morgan Chase & Co.           $    995,435
                                                    Lehman Brothers, Inc.           $     48,552
                                                    Morgan Stanley Co.              $     67,116

VALUE

  Mid Cap Value Fund                                Deutsche Bank Group             $109,200,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.


-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Patrick Brophy               Executive Vice President and       11/07-Present     Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Principal at THK Associates, Inc.
 Denver, CO 80206             Janus Adviser Global Real Estate                     (market economics and land planning firm)
 DOB: 1965                    Fund                                                 (1990-2005).
------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman          Executive Vice President and Co-   11/07-Present     Co-Chief Investment Officer and Executive
 151 Detroit Street           Portfolio Manager                                    Vice President of Janus Capital, and
 Denver, CO 80206             Janus Adviser Large Cap Growth                       Portfolio Manager for other Janus accounts.
 DOB: 1971                    Fund                                                 Formerly, Portfolio Manager (2002-2007) for
                                                                                   Janus Adviser Mid Cap Growth Fund and Vice
                                                                                   President (1998-2006) of Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 David C. Decker              Executive Vice President and       6/05-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Adviser Contrarian Fund
 DOB: 1966
                              Executive Vice President and Co-   8/06-Present
                              Portfolio Manager
                              Janus Adviser Long/Short Fund
------------------------------------------------------------------------------------------------------------------------------
 Brian Demain                 Executive Vice President and       11/07-Present     Formerly, Assistant Portfolio Manager
 151 Detroit Street           Portfolio Manager                                    (2004-2007) of Janus Adviser Mid Cap Growth
 Denver, CO 80206             Janus Adviser Mid Cap Growth                         Fund and Analyst (1999-2007) for Janus
 DOB: 1977                    Fund                                                 Capital.
------------------------------------------------------------------------------------------------------------------------------
 John Eisinger                Executive Vice President and       1/08-Present      Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Research Analyst (2003-2007) for
 Denver, CO 80206             Janus Adviser Orion Fund                             Janus Capital.
 DOB: 1977
------------------------------------------------------------------------------------------------------------------------------
 James P. Goff                Executive Vice President           11/07-Present     Vice President and Director of Research of
 151 Detroit Street           Janus Adviser Fundamental Equity                     Janus Capital.
 Denver, CO 80206             Fund
 DOB: 1964
                              Executive Vice President           11/07-Present
                              Janus Adviser Global Research
                              Fund
------------------------------------------------------------------------------------------------------------------------------
 Jason Groom                  Executive Vice President and       5/07-Present      Fixed-Income Analyst for Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus account.
 Denver, CO 80206             Janus Adviser Floating Rate High                     Formerly, Analyst for ING Investments
 DOB: 1969                    Income Fund                                          (1998-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jakob V. Holm                Executive Vice President and       7/05-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Adviser Small Company
 DOB: 1971                    Value Fund
------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn                Executive Vice President and       1/01-Present      Vice President of Janus Capital.
 151 Detroit Street           Portfolio Manager
 Denver, CO 80206             Janus Adviser International
 DOB: 1964                    Growth Fund
------------------------------------------------------------------------------------------------------------------------------
 Chad Meade                   Executive Vice President and Co-   7/06-Present      Research Analyst of Janus Capital.
 151 Detroit Street           Portfolio Manager                                    Formerly, Analyst for Goldman Sachs' global
 Denver, CO 80206             Janus Adviser Small-Mid Growth                       investment research team.
 DOB: 1977                    Fund
------------------------------------------------------------------------------------------------------------------------------
 Marc Pinto                   Executive Vice President and Co-   5/05-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Adviser Balanced Fund
 DOB: 1961
                              Executive Vice President and       11/07-Present
                              Portfolio Manager
                              Janus Adviser Growth and Income
                              Fund
------------------------------------------------------------------------------------------------------------------------------
 Daniel Riff                  Executive Vice President and Co-   11/07-Present     Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Analyst (2003-2007) for Janus
 Denver, CO 80206             Janus Adviser Large Cap Growth                       Capital.
 DOB: 1972                    Fund

                              Co-Portfolio Manager               8/06-Present
                              Janus Adviser Long/Short Fund
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Ron Sachs                    Executive Vice President and       1/08-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Adviser Forty Fund                             Formerly, Portfolio Manager (2000-2007) for
 DOB: 1967                                                                         Janus Adviser Orion Fund and Portfolio
                                                                                   Manager (2005-2006) for Janus Adviser
                                                                                   Small-Mid Growth Fund.
------------------------------------------------------------------------------------------------------------------------------
 Laurent Saltiel              Executive Vice President and       11/06-Present     Vice President and Research Analyst of
 151 Detroit Street           Portfolio Manager                                    Janus Capital and Portfolio Manager for
 Denver, CO 80206             Janus Adviser International                          other Janus accounts.
 DOB: 1969                    Equity Fund

                              Executive Vice President and       5/08-Present
                              Portfolio Manager
                              Janus Adviser International
                              Forty Fund
------------------------------------------------------------------------------------------------------------------------------
 Brian A. Schaub              Executive Vice President and Co-   7/06-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst of Janus Capital.
 Denver, CO 80206             Janus Adviser Small-Mid Growth
 DOB: 1978                    Fund
------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith                 Executive Vice President and Co-   5/05-Present      Co-Chief Investment Officer and Executive
 151 Detroit Street           Portfolio Manager                                    Vice President of Janus Capital; Executive
 Denver, CO 80206             Janus Adviser Balanced Fund                          Vice President of Janus Distributors LLC
 DOB: 1968                                                                         and Janus Services LLC; and Portfolio
                              Executive Vice President and Co-   5/07-Present      Manager for other Janus accounts. Formerly,
                              Portfolio Manager                                    Vice President (2003-2006) of Janus
                              Janus Adviser Flexible Bond Fund                     Capital.

                              Executive Vice President and Co-   6/05-Present
                              Portfolio Manager
                              Janus Adviser High-Yield Fund
------------------------------------------------------------------------------------------------------------------------------
 Darrell Watters              Executive Vice President and Co-   5/07-Present      Vice President and Research Analyst of
 151 Detroit Street           Portfolio Manager                                    Janus Capital and Portfolio Manager for
 Denver, CO 80206             Janus Adviser Flexible Bond Fund                     other Janus accounts.
 DOB: 1963                                                       7/08-Present
                              Executive Vice President and Co-
                              Portfolio Manager
                              Janus Adviser High-Yield Fund
------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee                 Executive Vice President and       7/04-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Adviser Worldwide Fund
 DOB: 1969
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUNDS             TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $37,088                        $284,000
  Jerome S. Contro, Trustee                                      $31,249                        $289,000
  John W. McCarter, Jr., Trustee                                 $30,927                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $36,878                        $464,762
  James T. Rothe, Trustee                                        $30,986                        $283,000
  William D. Stewart, Trustee(5)                                 $33,926                        $312,000
  Martin H. Waldinger, Trustee                                   $28,676                        $279,000
  Linda S. Wolf, Trustee                                         $31,306                        $277,000



(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

JANUS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2008. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                   Other Registered        Other Pooled
                                                                      Investment            Investment
                                                                       Companies             Vehicles          Other Accounts
  ---------------------------------------------------------------------------------------------------------------------------
  Patrick Brophy           Number of Other Accounts Managed                       2                None                     2
                           Assets in Other Accounts Managed         $   128,794,979                None        $    3,676,217
  Jonathan D. Coleman      Number of Other Accounts Managed                       2                None                     5
                           Assets in Other Accounts Managed         $12,395,951,934                None        $2,427,075,966
  David Decker             Number of Other Accounts Managed                       4(1)             None                     7
                           Assets in Other Accounts Managed         $ 7,763,887,260                None        $  465,167,673
  Brian Demain             Number of Other Accounts Managed                       3                   1                     5
                           Assets in Other Accounts Managed         $ 2,928,483,399        $ 47,215,285        $  108,146,201
  John Eisinger            Number of Other Accounts Managed                       2                None                  None
                           Assets in Other Accounts Managed         $ 5,152,301,175                None                  None
  James P. Goff            Number of Other Accounts Managed                       8(2)             None                     4
                           Assets in Other Accounts Managed         $ 5,175,236,553                None        $   59,228,219
  Jason Groom              Number of Other Accounts Managed                       2                None                  None
                           Assets in Other Accounts Managed         $   232,890,472                None                  None
  Jakob V. Holm            Number of Other Accounts Managed                       2                None                  None
                           Assets in Other Accounts Managed         $    40,654,918                None                  None
  Brent A. Lynn            Number of Other Accounts Managed                       2                None                  None
                           Assets in Other Accounts Managed         $11,015,556,223                None                  None
  Chad Meade               Number of Other Accounts Managed                       3                None                     2(3)
                           Assets in Other Accounts Managed         $   307,675,494                None        $  242,202,753
  Marc Pinto               Number of Other Accounts Managed                       8                   2                    26(4)
                           Assets in Other Accounts Managed         $ 7,884,265,769        $ 14,537,302        $  372,584,036
  Daniel Riff              Number of Other Accounts Managed                       2                None                     5
                           Assets in Other Accounts Managed         $12,395,951,934                None        $2,427,075,966
  Ron Sachs                Number of Other Accounts Managed                      17                   1                    10(5)
                           Assets in Other Accounts Managed         $18,775,440,783        $ 78,695,535        $1,933,671,088
  Laurent Saltiel          Number of Other Accounts Managed                    None                   1                     2
                           Assets in Other Accounts Managed                    None        $106,637,022        $    2,552,425
  Brian A. Schaub          Number of Other Accounts Managed                       3                None                     2(3)
                           Assets in Other Accounts Managed         $   307,675,494                None        $  242,202,753
  Gibson Smith             Number of Other Accounts Managed                      11                None                  None
                           Assets in Other Accounts Managed         $ 5,105,170,180                None                  None
  Darrell Watters          Number of Other Accounts Managed                       9                None                  None
                           Assets in Other Accounts Managed         $ 3,486,726,655                None                  None
  Jason P. Yee             Number of Other Accounts Managed                       4(6)             None                     1
                           Assets in Other Accounts Managed         $ 4,120,567,604                None        $   10,838,170



  (1) One of the accounts included in the total, consisting of $ 6,415,959,006 of the total assets, has a performance-based advisory fee.
  (2) Two of the accounts included in the total, consisting of $ 4,167,945,996 of the total assets, have performance-based advisory fees.
  (3) One of the accounts included in the total, consisting of $ 84,663,169 of the total assets, has a performance-based advisory fee.
  (4) One of the accounts included in the total, consisting of $ 217,514,754 of the total assets, has a performance-based advisory fee.
  (5) One of the accounts included in the total, consisting of $ 267,689,991 of the total assets, has a performance-based advisory fee.
  (6) Two of the accounts included in the total, consisting of $ 4,056,003,757 of the total assets, have performance-based advisory fees.


  MATERIAL CONFLICTS

  As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."


  Janus Capital is the adviser to the Funds and the Janus "funds of funds," which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus "funds of funds" and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus "fund of funds" among such Funds. In addition, the Janus "funds of funds" portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios, which are "funds of funds" in a different trust.


  COMPENSATION INFORMATION

  The following describes the structure and method of calculating a portfolio manager's compensation as of July 31, 2008.

  Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

  Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

  Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

  A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

  ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

  CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

  Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

  ADDITIONAL COMPENSATION INFORMATION

  The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of July 31, 2008.

  Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff's variable compensation is based on four components:
  (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios' investment performance. Variable compensation from firm-wide investment performance and the research portfolios' investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds' aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

  Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

  Each Fund's Lipper peer group for compensation purposes is shown in the following table:

  Fund Name                                           Lipper Peer Group
  ------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Global Real Estate Fund                           Real Estate Funds
    Long/Short Fund                                   Long/Short Equity Funds

  BOND
    Flexible Bond Fund                                Intermediate Investment Grade Debt Funds
    Floating Rate High Income Fund                    Loan Participation Funds
    High-Yield Fund                                   High Current Yield Funds

  GROWTH & CORE
    Balanced Fund                                     Mixed-Asset Target Allocation Growth Funds
    Contrarian Fund                                   Multi-Cap Core Funds
    Forty Fund                                        Large-Cap Growth Funds
    Fundamental Equity Fund                           Large-Cap Core Funds
    Growth and Income Fund                            Large-Cap Core Funds
    Large Cap Growth Fund                             Large-Cap Growth Funds
    Mid Cap Growth Fund                               Mid-Cap Growth Funds
    Orion Fund                                        Mid-Cap Growth Funds
    Small-Mid Growth Fund                             Small-Cap Growth Funds

  INTERNATIONAL & GLOBAL
    Global Research Fund                              Multi-Cap Growth Funds
    International Equity Fund                         International Funds
    International Forty Fund                          International Funds
    International Growth Fund                         International Funds
    Worldwide Fund                                    Global Funds

  VALUE
    Small Company Value Fund                          Small-Cap Core Funds

INTECH INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the investment personnel as of July 31, 2008. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                Other Registered     Other Pooled
                                                                   Investment         Investment
                                                                  Companies(1)         Vehicles      Other Accounts(2)
----------------------------------------------------------------------------------------------------------------------
E. Robert Fernholz         Number of Other Accounts Managed                  16                 34                354
                           Assets in Other Accounts Managed      $6,441,700,821    $10,199,299,081    $42,215,994,325
Adrian Banner              Number of Other Accounts Managed                  16                 34                354
                           Assets in Other Accounts Managed      $6,441,700,821    $10,199,299,081    $42,215,994,325
Jason Greene               Number of Other Accounts Managed                  16                 34                354
                           Assets in Other Accounts Managed      $6,441,700,821    $10,199,299,081    $42,215,994,325
Joseph Runnels             Number of Other Accounts Managed                  16                 34                354
                           Assets in Other Accounts Managed      $6,441,700,821    $10,199,299,081    $42,215,994,325



(1) Two of the accounts included in the totals, consisting of $370,913,419 of the total assets in the category, have performance-based advisory fees.
(2) Fifty-three of the accounts included in the totals, consisting of $8,716,380,565 of the total assets in the category, have performance-based advisory fees.

  MATERIAL CONFLICTS

  As shown in the table above, the Funds' investment personnel may manage other accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, INTECH believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, preallocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

  COMPENSATION INFORMATION

  As described under "Investment Adviser and Subadvisers," Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of July 31, 2008.

  For managing the Funds and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, and which is not based on performance or assets of the Funds or other accounts. The investment personnel are also eligible for a cash bonus as determined by INTECH, and which is not based on performance or assets of the Funds or other accounts. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

  The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2008. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                     Other Registered   Other Pooled
                                                                        Investment       Investment
                                                                       Companies(1)       Vehicles     Other Accounts
---------------------------------------------------------------------------------------------------------------------
Jeffrey Kautz                   Number of Other Accounts Managed                   4        None                   20
                                Assets in Other Accounts Managed      $8,031,047,408        None       $1,338,930,773
Thomas Perkins                  Number of Other Accounts Managed                   4        None                   47
                                Assets in Other Accounts Managed      $8,031,047,408        None       $1,371,365,773



(1) Two of the accounts included in the total, consisting of $7,414,027,872 of the total assets in the category, have performance-based advisory fees.

  MATERIAL CONFLICTS

  As shown in the table above, Mid Cap Value Fund's portfolio managers may manage other funds and accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio managers' compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."

  COMPENSATION INFORMATION

  As described under "Investment Adviser and Subadvisers," Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.

  For managing the Fund, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.

  The portfolio managers, as part of their ownership in Perkins and its affiliate(s), also receive compensation by virtue of their ownership interests in Perkins and its affiliate(s). Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.

OWNERSHIP OF SECURITIES

  The portfolio managers and/or investment personnel cannot directly own Shares of the Funds without investing through a broker-dealer or other financial intermediary. The portfolio managers and/or investment personnel may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Funds which they manage. The following table reflects the portfolio managers' and/or investment personnel's ownership in the Janus Funds as of July 31, 2008.

------------------------------------------------------------------------------------------------------------------------------
                          DOLLAR RANGE OF EQUITY                                             AGGREGATE DOLLAR RANGE OF EQUITY
INVESTMENT PERSONNEL      SECURITIES IN THE FUND(S) MANAGED                                  SECURITIES IN JANUS FUNDS
------------------------------------------------------------------------------------------------------------------------------
 JANUS CAPITAL
------------------------------------------------------------------------------------------------------------------------------
 Patrick Brophy           Global Real Estate Fund         $100,001-$500,000                  $500,001-$1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Jonathan Coleman         None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 David Decker             Long/Short Fund                 Over $1,000,000                    Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Brian Demain             None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 John Eisinger            None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 James P. Goff            None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
                          Floating Rate High Income
 Jason Groom              Fund                            $100,001-$500,000                  $500,001-$1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Jakob V. Holm            Small Company Value Fund        $50,001-$100,000                   $100,001-$500,000
------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn            None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Chad Meade               None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Marc Pinto               None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Daniel Riff              Long/Short Fund                 $500,001-$1,000,000                $500,001-$1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Ron Sachs                None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
                          International Equity Fund       $100,001-$500,000
 Laurent Saltiel          International Forty Fund        $50,001-$100,000                   Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Brian Schaub             None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith             None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Darrell Watters          None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee             None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 INTECH
------------------------------------------------------------------------------------------------------------------------------
 E. Robert Fernholz       None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Adrian Banner            None                                                               $100,001-$500,000
------------------------------------------------------------------------------------------------------------------------------
                          Risk-Managed International
 Jason Greene             Fund                            $1-$10,000                         $50,001-$100,000
------------------------------------------------------------------------------------------------------------------------------
 Joseph Runnels           None                                                               $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
 PERKINS
------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Kautz            None                                                               $500,001-$1,000,000
------------------------------------------------------------------------------------------------------------------------------
 Thomas Perkins           None                                                               Over $1,000,000
------------------------------------------------------------------------------------------------------------------------------

SHARES OF THE TRUST
--------------------------------------------------------------------------------


NET ASSET VALUE DETERMINATION

  As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

  Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

  To the extent there are any errors in a Fund's NAV calculation, Janus may, at its discretion, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.

PURCHASES

  Shares of the Funds can generally be purchased only through retirement plans, broker-dealers, bank trust departments, financial advisors, or similar financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to make additional investments in Small Company Value
  Fund - Class S Shares directly by calling a Janus representative. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectuses will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  CLASS A SHARES
  The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                            Sales Charge as a         Sales Charge as a         Amount of Sales Charge Reallowed
                                              Percentage of           Percentage of Net         to Financial Intermediaries as a
 Amount of Purchase at Offering Price        Offering Price*           Amount Invested            Percentage of Offering Price
                                            -----------------         -----------------         --------------------------------

 EQUITY FUNDS
   Under $50,000                                   5.75%                     6.10%                            5.00%
   $50,000 but under $100,000                      4.50%                     4.71%                            3.75%
   $100,000 but under $250,000                     3.50%                     3.63%                            2.75%
   $250,000 but under $500,000                     2.50%                     2.56%                            2.00%
   $500,000 but under $1,000,000                   2.00%                     2.04%                            1.60%
   $1,000,000 and above                            None**                    None                             None

 BOND FUNDS
   Under $50,000                                   4.75%                     4.99%                            4.25%
   $50,000 but under $100,000                      4.50%                     4.71%                            4.00%
   $100,000 but under $250,000                     3.50%                     3.63%                            3.00%
   $250,000 but under $500,000                     2.50%                     2.56%                            2.25%
   $500,000 but under $1,000,000                   2.00%                     2.04%                            1.75%
   $1,000,000 and above                            None**                    None                             None



 * Offering Price includes the initial sales charge.
** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

  As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

  The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares and Class C Shares for the fiscal year or period ending July 31 of each year shown (substantially all of which was paid out to financial intermediaries).

                                                                      Aggregate Sales Commissions
                                                             --------------------------------------------
Fund Name                                                       2008              2007             2006
---------------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund
     Class A Shares                                          $      254(1)           N/A              N/A
  Long/Short Fund
     Class A Shares                                          $2,899,061         $471,437              N/A
BOND
  Flexible Bond Fund
     Class A Shares                                          $   61,618         $ 12,259         $ 14,402
  Floating Rate High Income Fund
     Class A Shares                                          $      451         $     --(2)           N/A
  High-Yield Fund
     Class A Shares                                          $   13,544         $  7,647         $  4,121
GROWTH & CORE
  Balanced Fund
     Class A Shares                                          $  421,505         $ 16,723         $ 25,091
  Contrarian Fund
     Class A Shares                                          $1,118,338         $739,241         $ 35,262
  Forty Fund
     Class A Shares                                          $3,821,845         $430,024         $363,068
  Fundamental Equity Fund
     Class A Shares                                          $   36,658         $ 14,253         $ 35,013
  Growth and Income Fund
     Class A Shares                                          $    7,323         $ 26,905         $ 47,221
  Large Cap Growth Fund
     Class A Shares                                          $   22,522         $ 12,666         $    581
  Mid Cap Growth Fund
     Class A Shares                                          $   87,558         $ 15,570         $ 35,892
  Orion Fund
     Class A Shares                                          $  185,173         $ 34,580         $  3,651
  Small-Mid Growth Fund
     Class A Shares                                          $   17,257         $  9,420         $ 21,162
INTERNATIONAL & GLOBAL
  Global Research Fund
     Class A Shares                                          $    2,748(1)           N/A              N/A
  International Equity Fund
     Class A Shares                                          $  207,212         $  6,465(3)           N/A
  International Forty Fund
     Class A Shares                                          $       25(4)           N/A              N/A
  International Growth Fund
     Class A Shares                                          $  840,990         $712,821         $324,387
  Worldwide Fund
     Class A Shares                                          $   12,342         $ 13,664         $      5
RISK-MANAGED
  Risk-Managed Core Fund
     Class A Shares                                          $   15,311         $ 93,905         $125,564
  Risk-Managed Growth Fund
     Class A Shares                                          $   11,595         $106,751         $260,076
  Risk-Managed International Fund
     Class A Shares                                          $    2,540         $     --(5)           N/A
  Risk-Managed Value Fund
     Class A Shares                                          $    2,521         $  6,847         $     --(6)
VALUE
  Mid Cap Value Fund
     Class A Shares                                          $  156,731         $ 60,938         $180,521
  Small Company Value Fund
     Class A Shares                                          $    2,753         $  7,923         $  9,582

(1) November 28, 2007 (effective date) to July 31, 2008.
(2) April 2, 2007 (commencement of investments) to July 31, 2007; period reflects investment activity, as well as associated expenses, for the period April 2, 2007 to May 2, 2007 (effective date), during which the Fund was unavailable for purchase by shareholders.
(3) November 28, 2006 (effective date) to July 31, 2007.
(4) May 30, 2008 (effective date) to July 31, 2008.
(5) May 2, 2007 (effective date) to July 31, 2007.
(6) December 30, 2005 (effective date) to July 31, 2006.

  During the fiscal year or period ended July 31, 2008, Janus Distributors retained the following upfront sales charge:

                                                                                   Upfront
                                                                                    Sales
Fund Name                                                                          Charge
------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund - Class A Shares                                        $     41(1)
  Long/Short Fund - Class A Shares                                                $279,647
BOND
  Flexible Bond Fund - Class A Shares                                             $  6,417
  Floating Rate High Income Fund - Class A Shares                                 $     51
  High-Yield Fund - Class A Shares                                                $  1,398
GROWTH & CORE
  Balanced Fund - Class A Shares                                                  $ 57,601
  Contrarian Fund - Class A Shares                                                $148,868
  Forty Fund - Class A Shares                                                     $530,064
  Fundamental Equity Fund - Class A Shares                                        $  5,091
  Growth and Income Fund - Class A Shares                                         $    925
  Large Cap Growth Fund - Class A Shares                                          $  4,011
  Mid Cap Growth Fund - Class A Shares                                            $ 11,716
  Orion Fund - Class A Shares                                                     $ 23,833
  Small-Mid Growth Fund - Class A Shares                                          $  2,387
INTERNATIONAL & GLOBAL
  Global Research Fund - Class A Shares                                           $    354(1)
  International Equity Fund - Class A Shares                                      $ 29,950
  International Forty Fund - Class A Shares                                       $     --(2)
  International Growth Fund - Class A Shares                                      $116,584
  Worldwide Fund - Class A Shares                                                 $  1,842
RISK-MANAGED
  Risk-Managed Core Fund - Class A Shares                                         $  2,738
  Risk-Managed Growth Fund - Class A Shares                                       $  1,327
  Risk-Managed International Fund - Class A Shares                                $    386
  Risk-Managed Value Fund - Class A Shares                                        $    335
VALUE
  Mid Cap Value Fund - Class A Shares                                             $ 21,653
  Small Company Value Fund - Class A Shares                                       $    443


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) May 30, 2008 (effective date) to July 31, 2008.

  CLASS C SHARES, CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES
  Class C Shares, Class I Shares, Class R Shares, and Class S Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

  Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and, from Class A and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

  COMMISSION ON CLASS C SHARES
  Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

  CLASS A SHARES, CLASS R SHARES, AND CLASS S SHARES
  As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan," "Class R Plan," and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares, Class R Shares, or Class S Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On April 3, 2000, the Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as Class I Shares, renamed Class S Shares effective November 28, 2005. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

  CLASS C SHARES
  As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

  The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

  Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

  For the fiscal year ended July 31, 2008, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below.

                                                           Prospectus
                                                          Preparation,
                                        Advertising and     Printing      Payment to   Compensation to   Total Fund 12b-1
Fund Name                                  Literature      and Mailing     Brokers     Sales Personnel       Payments
-------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund(1)
     Class A Shares                         $      8        $ 18,512              --      $      125        $      750
     Class C Shares                         $      8        $ 21,103              --              --        $    2,977
     Class S Shares                         $      8        $ 26,362              --              --        $      738
  Long/Short Fund
     Class A Shares                         $ 15,428        $ 25,195      $  782,633      $1,226,555        $  818,020
     Class C Shares                         $  7,316        $ 24,036      $  130,312      $  611,803        $1,581,749
     Class R Shares                         $     22        $ 14,137      $    1,318      $       13        $    3,006
     Class S Shares                         $  2,794        $ 23,238      $  146,278      $   87,890        $  148,150
BOND
  Flexible Bond Fund
     Class A Shares                         $    411        $  4,655      $   21,469      $   16,603        $   22,133
     Class C Shares                         $    296        $  4,723      $   32,302      $   15,204        $   64,932
     Class R Shares                         $      6        $  1,368      $      320      $       57        $      822
     Class S Shares                         $  1,721        $  5,390      $   91,240      $   11,561        $   91,441
  Floating Rate High Income Fund
     Class A Shares                         $     39        $ 12,372     ($      248)    ($       19)       $    3,197
     Class C Shares                         $     42        $ 12,989     ($      779)     $        7        $   13,161
     Class S Shares                         $     39        $ 19,307      $      356      $       12        $    3,127
  High-Yield Fund
     Class A Shares                         $     47        $    535      $    2,755      $    2,024        $    2,958
     Class C Shares                         $     32        $    632      $    1,568      $      101        $    9,056
     Class R Shares                         $     22        $  5,520      $      292              --        $    3,419
     Class S Shares                         $     22        $  1,704      $      148              --        $    1,722
GROWTH & CORE
  Balanced Fund
     Class A Shares                         $  1,328        $  8,354      $   73,509      $  103,869        $   73,590
     Class C Shares                         $  1,088        $ 10,249      $  170,886      $   48,263        $  239,028
     Class R Shares                         $     56        $  6,207      $    6,497      $    4,705        $    6,742
     Class S Shares                         $ 23,043        $ 49,844      $1,184,592      $   61,875        $1,223,900
  Contrarian Fund
     Class A Shares                         $  5,358        $  7,023      $  270,115      $  442,837        $  288,871
     Class C Shares                         $  5,831        $ 18,943      $  264,717      $  255,012        $1,244,489
     Class R Shares                         $    104        $  1,606      $   11,265      $    1,155        $   11,706
     Class S Shares                         $    619        $    781      $   30,855      $   20,845        $   32,970
  Forty Fund
     Class A Shares                         $ 53,309        $ 75,290      $2,761,233      $1,960,946        $2,881,724
     Class C Shares                         $ 14,487        $ 45,290      $1,010,321      $  980,797        $3,201,232
     Class R Shares                         $  2,461        $ 30,915      $  267,552      $   82,535        $  269,057
     Class S Shares                         $164,957        $212,011      $8,489,688      $3,068,888        $8,839,597
  Fundamental Equity Fund
     Class A Shares                         $    841        $  1,211      $   32,302      $   19,532        $   45,766
     Class C Shares                         $    678        $  2,562      $  115,802      $    7,620        $  143,787
     Class R Shares                         $     19        $    168      $    2,222      $      338        $    2,207
     Class S Shares                         $  2,490        $  3,145      $  128,385      $   16,005        $  132,385
  Growth and Income Fund
     Class A Shares                         $  2,439        $  4,034      $  126,877      $   10,768        $  133,973
     Class C Shares                         $    395        $  1,594      $   60,667      $    2,586        $   83,126
     Class R Shares                         $    156        $  2,253      $   16,683      $      604        $   15,873
     Class S Shares                         $  6,588        $  8,339      $  339,348      $   21,643        $  342,998
  Large Cap Growth Fund
     Class A Shares                         $    375        $    548      $   19,657      $   10,148        $   19,918
     Class C Shares                         $    193        $    702      $   22,118      $    5,330        $   41,263
     Class R Shares                         $     11        $    143      $    1,115      $      521        $    1,181
     Class S Shares                         $  6,842        $  8,673      $  342,484      $   43,428        $  365,327

                                                           Prospectus
                                                          Preparation,
                                        Advertising and     Printing      Payment to   Compensation to   Total Fund 12b-1
Fund Name                                  Literature      and Mailing     Brokers     Sales Personnel       Payments
-------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Fund
     Class A Shares                         $  1,445        $  1,576      $   77,746      $  109,937        $   79,214
     Class C Shares                         $    655        $  2,265      $   97,339      $   23,608        $  141,872
     Class R Shares                         $    310        $  4,013      $   34,832      $   11,710        $   34,890
     Class S Shares                         $  6,639        $ 10,192      $  352,851      $  131,922        $  360,346
  Orion Fund
     Class A Shares                         $    785        $  1,090      $   40,244      $   89,941        $   44,047
     Class C Shares                         $    405        $  1,269      $   16,787      $   27,697        $   88,028
     Class R Shares                         $     57        $    897      $    5,141      $    3,580        $    6,499
     Class S Shares                         $    180        $  1,820      $    9,384      $   23,684        $   10,200
  Small-Mid Growth Fund
     Class A Shares                         $     84        $    140      $    3,335      $    5,151        $    4,800
     Class C Shares                         $     59        $    240      $    7,640      $      946        $   13,545
     Class R Shares                         $     44        $    722      $    3,728      $      270        $    5,173
     Class S Shares                         $     18        $  1,487      $      467      $    1,134        $    1,231
INTERNATIONAL & GLOBAL
  Global Research Fund(1)
     Class A Shares                         $     33        $ 11,342      $    1,037      $    6,146        $    2,059
     Class C Shares                         $     11        $ 11,331      $      601      $      910        $    3,808
     Class S Shares                         $      9        $ 16,743              --              --        $      807
  International Equity Fund
     Class A Shares                         $    954        $  1,297      $   46,978      $  182,066        $   54,881
     Class C Shares                         $    254        $    581      $    8,067      $   41,870        $   59,709
     Class R Shares                         $     22        $    330      $      430      $       13        $    3,237
     Class S Shares                         $    129        $  5,203      $    5,888      $   19,586        $    7,093
  International Forty Fund(2)
     Class A Shares                               --        $      2              --      $       10        $      106
     Class C Shares                               --        $      4              --     ($        1)       $      417
     Class S Shares                               --        $      2              --              --        $      102
  International Growth Fund
     Class A Shares                         $ 14,016        $ 23,413      $  731,296      $  501,558        $  739,256
     Class C Shares                         $ 10,877        $ 38,991      $  949,566      $  314,827        $2,307,314
     Class R Shares                         $  2,412        $ 23,372      $  254,531      $   82,475        $  257,958
     Class S Shares                         $ 72,380        $ 82,336      $3,759,424      $  604,584        $3,837,563
  Worldwide Fund
     Class A Shares                         $    105        $    175      $    5,441      $    5,318        $    5,520
     Class C Shares                         $     53        $    207      $    8,008      $    1,635        $   11,366
     Class R Shares                         $     29        $    299      $    2,965      $      300        $    3,005
     Class S Shares                         $  5,588        $  6,280      $  279,232      $   11,870        $  293,643
RISK-MANAGED
  Risk-Managed Core Fund
     Class A Shares                         $  1,594        $  7,473      $   82,753      $   19,173        $   84,657
     Class C Shares                         $    983        $ 10,236      $  135,639      $    9,991        $  204,855
     Class R Shares                         $     27        $  6,929      $    2,841      $      101        $    2,888
     Class S Shares                         $  1,110        $  8,692      $   57,748      $   22,135        $   56,334
  Risk-Managed Growth Fund
     Class A Shares                         $  2,242        $ 10,142      $  116,689      $   19,945        $  117,732
     Class C Shares                         $    622        $  6,417      $   98,849      $    4,518        $  129,822
     Class R Shares                         $      9        $  2,291      $      886      $      128        $      936
     Class S Shares                         $  5,613        $ 36,404      $  286,268      $   28,221        $  293,090
  Risk-Managed International Fund
     Class A Shares                         $     81        $ 13,089              --      $      142        $    6,267
     Class C Shares                         $     80        $ 13,796              --      $       27        $   24,846
     Class S Shares                         $     80        $ 19,802      $      530              --        $    6,193
  Risk-Managed Value Fund
     Class A Shares                         $     29        $    161      $      961      $    1,650        $    1,700
     Class C Shares                         $     37        $    386      $      978     ($      164)       $    8,601
     Class R Shares                         $     16        $  4,923      $      828      $       11        $    2,100
     Class S Shares                         $      9        $  1,687              --              --        $      710

                                                           Prospectus
                                                          Preparation,
                                        Advertising and     Printing      Payment to   Compensation to   Total Fund 12b-1
Fund Name                                  Literature      and Mailing     Brokers     Sales Personnel       Payments
-------------------------------------------------------------------------------------------------------------------------
VALUE
  Mid Cap Value Fund
     Class A Shares                         $ 19,369        $ 38,796      $1,030,472      $  467,511        $1,033,845
     Class C Shares                         $  2,288        $ 21,179      $  337,300      $   50,741        $  490,877
     Class R Shares                         $    327        $  8,842      $   36,251      $   12,136        $   36,574
     Class S Shares                         $  5,052        $ 22,565      $  253,017      $   83,226        $  272,652
  Small Company Value Fund
     Class A Shares                         $    498        $  1,023      $   20,667      $   34,768        $   26,763
     Class C Shares                         $    118        $  1,065      $   15,476      $    1,513        $   24,992
     Class R Shares                         $    240        $  6,525      $   25,644      $    2,291        $   25,481
     Class S Shares                         $  1,288        $  7,263      $   57,461      $    2,321        $   73,519


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) May 30, 2008 (effective date) to July 31, 2008.
Note: Certain Funds do not offer Class R Shares.

REDEMPTIONS

  Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to process redemptions directly with Small Company Value Fund - Class S Shares by calling a Janus representative. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  CLASS A SHARES
  A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

  CLASS C SHARES
  A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

  For the fiscal year or period ended July 31, 2008, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below:

                                                                             Contingent Deferred
Fund Name                                                                        Sales Charge
------------------------------------------------------------------------------------------------
ALTERNATIVE
  Global Real Estate Fund(1)
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
  Long/Short Fund
     Class A Shares                                                                $93,515
     Class C Shares                                                                $38,543
BOND
  Flexible Bond Fund
     Class A Shares                                                                $    10
     Class C Shares                                                                $ 2,829
  Floating Rate High Income Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
  High-Yield Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   540
GROWTH & CORE
  Balanced Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $ 1,549
  Contrarian Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $28,887
  Forty Fund
     Class A Shares                                                                $    67
     Class C Shares                                                                $35,080
  Fundamental Equity Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   535
  Growth and Income Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   492
  Large Cap Growth Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   399
  Mid Cap Growth Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $ 1,593
  Orion Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $ 2,871
  Small-Mid Growth Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
INTERNATIONAL & GLOBAL
  Global Research Fund(1)
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
  International Equity Fund
     Class A Shares                                                                $   288
     Class C Shares                                                                $ 1,910

                                                                             Contingent Deferred
Fund Name                                                                        Sales Charge
------------------------------------------------------------------------------------------------
  International Forty Fund(2)
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
  International Growth Fund
     Class A Shares                                                                $ 4,591
     Class C Shares                                                                $50,610
  Worldwide Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   107
RISK-MANAGED
  Risk-Managed Core Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $ 1,934
  Risk-Managed Growth Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   190
  Risk-Managed International Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
  Risk-Managed Value Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $    --
VALUE
  Mid Cap Value Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $ 6,641
  Small Company Value Fund
     Class A Shares                                                                $    --
     Class C Shares                                                                $   155


(1) November 28, 2007 (effective date) to July 31, 2008.
(2) May 30, 2008 (effective date) to July 31, 2008.

  CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES
  A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares, Class R Shares, and Class S Shares of Global Real Estate Fund, Long/Short Fund, Floating Rate High Income Fund, High-Yield Fund, Global Research Fund, International Equity Fund, International Forty Fund, International Growth Fund, Worldwide Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, and Risk-Managed Value Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectuses. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply changed from three months or less to 90 days or less.

  PROCESSING OR SERVICE FEES
  Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Global Real Estate Fund, Long/Short Fund, Contrarian Fund, Forty Fund, Fundamental Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Orion Fund, Small-Mid Growth Fund, Global Research Fund, International Equity Fund, International Forty Fund, International Growth Fund, Worldwide Fund, Risk-Managed Core Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, Mid Cap Value Fund, and Small Company Value Fund declare and make annual distributions of income (if any); Balanced Fund and Growth and Income Fund declare and make quarterly distributions of income; and Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

  All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

  The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

  Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under
  Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

  A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

  Some REITs are permitted to hold "residual interests" in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT's excess inclusion income.

  As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the Fund's performance.

  Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

  Please note that shareholders of Global Real Estate Fund may receive account tax information from the Fund at the end of February of the following year, which is one month later than when most such forms are sent.

  Global Real Estate Fund's investments in REITs may require the Fund to pass through certain "excess inclusion income" as "unrelated business taxable income" ("UBTI"). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisers prior to investment in the Fund regarding recent IRS pronouncements about the treatment of such income for certain tax-exempt investors.

  Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group owned less than 1% of the outstanding Shares of any class of the Funds. As of November 4, 2008, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding Shares of any class of the Funds is listed below.

  To the best knowledge of the Trust, as of November 4, 2008, no other person or entity owned beneficially more than 5% of the outstanding Shares of any class of the Funds, except as shown. Additionally, to the best knowledge of the Trust, except for JCM's or JCGI's ownership in a Fund, no other person or entity beneficially owned 25% or more of the outstanding Shares of any class of the Funds, except as shown. In certain circumstances, JCM's or JCGI's ownership may not represent beneficial ownership. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                         Charles Schwab & Co. Inc.                                          32.19%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          18.43%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      GPC Securities Inc.                                                 9.91%
                                      As Agent for JP Morgan Chase Bank
                                      FBO Scott Tractor Company LLC
                                      Scott Co PS Plan
                                      Atlanta, GA
                                      PIMS/Prudential Retirement                                          6.54%
                                      As Nominee For The Ttee/Cust Pl 766
                                      Hub International
                                      New York, NY
Contrarian Fund                       Charles Schwab & Co. Inc.                                          51.29%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          14.32%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Flexible Bond Fund                    Charles Schwab & Co. Inc.                                          37.87%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           7.60%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Pershing LLC                                                        5.58%
                                      Jersey City, NJ
Floating Rate High Income Fund        Janus Capital Group Inc.                                           54.99%*
  Class A Shares                      Denver, CO
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          43.60%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Forty Fund                            Merrill Lynch Pierce Fenner & Smith, Inc.                          61.85%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          14.00%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Fundamental Equity Fund               Charles Schwab & Co. Inc.                                          77.82%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA


* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           5.18%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Global Real Estate Fund               Janus Capital Group Inc.                                           81.71%*
  Class A Shares                      Denver, CO
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          10.38%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                           6.94%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Global Research Fund                  Merrill Lynch Pierce Fenner & Smith, Inc.                          57.96%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          26.39%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Janus Capital Group Inc.                                           13.71%*
                                      Denver, CO
Growth and Income Fund                Charles Schwab & Co. Inc.                                          86.95%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
High-Yield Fund                       UBS Financial Services Inc.                                        41.57%
  Class A Shares                      FBO The Feinstein Foundation Inc.
                                      Cranston, RI
                                      Janus Capital Management LLC                                       26.80%*
                                      Denver, CO
                                      First Clearing LLC                                                  9.73%
                                      A/C 7218-0085
                                      The Rumbles Family Trust
                                      Laguna Beach, CA
                                      Charles Schwab & Co. Inc.                                           6.42%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
International Equity Fund             Charles Schwab & Co. Inc.                                          62.00%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          20.28%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
International Forty Fund              Janus Capital Group Inc.                                           45.39%*
  Class A Shares                      Denver, CO
                                      Charles Schwab & Co. Inc.                                          32.09%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      American Enterprise Investment Services                             7.64%
                                      FBO 198490821
                                      Minneapolis, MN
                                      Pershing LLC                                                        6.43%
                                      Jersey City, NJ
International Growth Fund             Charles Schwab & Co. Inc.                                          28.47%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          24.46%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Large Cap Growth Fund                 PIMS/Prudential Retirement                                         31.84%
  Class A Shares                      As Nominee For The Ttee/Cust Pl 766
                                      Hub International
                                      New York, NY
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          29.25%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          15.27%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Long/Short Fund                       Merrill Lynch Pierce Fenner & Smith, Inc.                          23.64%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          21.04%
                                      San Francisco, CA
Mid Cap Growth Fund                   Merrill Lynch Pierce Fenner & Smith, Inc.                          35.58%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          20.96%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Mid Cap Value Fund                    Charles Schwab & Co. Inc.                                           9.09%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           8.35%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Orion Fund                            Charles Schwab & Co. Inc.                                          50.41%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          17.26%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Pershing LLC                                                        5.77%
                                      Jersey City, NJ
Risk-Managed Core Fund                Charles Schwab & Co. Inc.                                          46.22%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          15.96%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Mercer Trust Company TR                                            14.06%
                                      FBO Securitas Security Services USA
                                      Incentive Savings & Retirement Plan
                                      Norwood, MA
Risk-Managed Growth Fund              Pershing LLC                                                       51.15%
  Class A Shares                      Jersey City, NJ
                                      Charles Schwab & Co. Inc.                                          10.09%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           7.71%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------

Risk-Managed International Fund       Janus Capital Group Inc.                                           95.82%*
  Class A Shares                      Denver, CO

Risk-Managed Value Fund               Charles Schwab & Co. Inc.                                          57.64%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Raymond James & Associates Inc.                                    10.78%
                                      FBO Dolores A Baker & Stephen J Baker TTEE
                                      Dolores A Baker Living Trust
                                      Cheyenne, WY
                                      Raymond James & Associates Inc.                                     5.91%
                                      FBO William J Edwards
                                      Cheyenne, WY
Small Company Value Fund              Merrill Lynch Pierce Fenner & Smith, Inc.                          65.04%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charles Schwab & Co. Inc.                                          20.93%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Small-Mid Growth Fund                 Charles Schwab & Co. Inc.                                          35.11%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Janus Capital Management LLC                                        6.99%*
                                      Denver, CO
                                      First Clearing, LLC                                                 6.02%
                                      A/C 5970-9258
                                      Elenora C Nagel Trust
                                      Jacksonville, FL
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           6.01%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Worldwide Fund                        Charles Schwab & Co. Inc.                                          48.52%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Balanced Fund                         Citigroup Global Markets                                           35.89%
  Class C Shares                      House Account
                                      Owings Mills, MD
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          24.30%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Contrarian Fund                       Merrill Lynch Pierce Fenner & Smith, Inc.                          34.83%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           24.05%
                                      House Account
                                      Owings Mills, MD
                                      Pershing LLC                                                        6.58%
                                      Jersey City, NJ
Flexible Bond Fund                    Merrill Lynch Pierce Fenner & Smith, Inc.                          47.89%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           29.60%
                                      House Account
                                      Owings Mills, MD
                                      Pershing LLC                                                        5.14%
                                      Jersey City, NJ
Floating Rate High Income Fund        Janus Capital Group Inc.                                           83.56%*
  Class C Shares                      Denver, CO



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           5.91%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Forty Fund                            Merrill Lynch Pierce Fenner & Smith, Inc.                          52.40%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           22.26%
                                      House Account
                                      Owings Mills, MD
Fundamental Equity Fund               Citigroup Global Markets                                           62.37%
  Class C Shares                      House Account
                                      Owings Mills, MD
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          16.00%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Global Real Estate Fund               Janus Capital Group Inc.                                           97.97%*
  Class C Shares                      Denver, CO
Global Research Fund                  Janus Capital Group Inc.                                           59.97%*
  Class C Shares                      Denver, CO
Growth and Income Fund                Citigroup Global Markets                                           34.38%
  Class C Shares                      House Account
                                      Owings Mills, MD
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          16.12%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Charlie Prisendorf                                                  6.87%
                                      FBO Ever Ready Oil Co Inc.
                                      401K Profit Sharing Plan & Trust
                                      Hackensack, NJ
High-Yield Fund                       Janus Capital Management LLC                                       58.78%*
  Class C Shares                      Denver, CO
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          16.88%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                            5.23%
                                      House Account
                                      Owings Mills, MD
International Equity Fund             Merrill Lynch Pierce Fenner & Smith, Inc.                          39.53%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           28.20%
                                      House Account
                                      Owings Mills, MD
International Forty Fund              Janus Capital Group Inc.                                           77.75%*
  Class C Shares                      Denver, CO
                                      RBC Capital Markets Corp                                           17.85%
                                      FBO Bradley A O'Keef IRA
                                      Milwaukee, WI
International Growth Fund             Merrill Lynch Pierce Fenner & Smith, Inc.                          32.19%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           30.45%
                                      House Account
                                      Owings Mills, MD
                                      Morgan Stanley & Co                                                 5.35%
                                      Jersey City, NJ



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                 Merrill Lynch Pierce Fenner & Smith, Inc.                          50.76%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           15.38%
                                      House Account
                                      Owings Mills, MD
                                      Morgan Stanley & Co                                                 6.65%
                                      Jersey City, NJ
Long/Short Fund                       Merrill Lynch Pierce Fenner & Smith, Inc.                          42.71%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           26.17%
                                      House Account
                                      Owings Mills, MD
                                      Pershing LLC                                                        5.39%
                                      Jersey City, NJ
Mid Cap Growth Fund                   Citigroup Global Markets                                           25.13%
  Class C Shares                      House Account
                                      Owings Mills, MD
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          24.52%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Mid Cap Value Fund                    Merrill Lynch Pierce Fenner & Smith, Inc.                          39.02%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                            6.53%
                                      House Account
                                      Owings Mills, MD
Orion Fund                            Merrill Lynch Pierce Fenner & Smith, Inc.                          37.24%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Citigroup Global Markets                                           15.14%
                                      House Account
                                      Owings Mills, MD
Risk-Managed Core Fund                Merrill Lynch Pierce Fenner & Smith, Inc.                          53.97%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Pershing LLC                                                        9.97%
                                      Jersey City, NJ
                                      Morgan Stanley & Co                                                 6.82%
                                      Jersey City, NJ
Risk-Managed Growth Fund              Merrill Lynch Pierce Fenner & Smith, Inc.                          51.04%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Pershing LLC                                                       15.81%
                                      Jersey City, NJ
                                      Citigroup Global Markets                                            5.58%
                                      House Account
                                      Owings Mills, MD
Risk-Managed International Fund       Janus Capital Group Inc.                                           99.01%*
  Class C Shares                      Denver, CO
Risk-Managed Value Fund               Janus Capital Group Inc.                                           75.42%*
  Class C Shares                      Denver, CO
                                      Pershing LLC                                                        8.02%
                                      Jersey City, NJ



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      UBS Financial Services Inc.                                         7.57%
                                      FBO UBS-FINSVC CDN
                                      FBO Ms. Li-Fen C Johnson
                                      Weehawken, NJ
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           6.58%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
Small Company Value Fund              Merrill Lynch Pierce Fenner & Smith, Inc.                          29.68%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Capital Bank & Trust Company Ttee                                  16.14%
                                      FBO United Consulting Ltd 401K Plan
                                      Greenwood Vlg, CO
                                      GPC Securities Inc.                                                 5.10%
                                      Agent for Reliance Trust Company
                                      FBO Eason Horticultural Res 401(K) Plan
                                      Atlanta, GA
Small-Mid Growth Fund                 Merrill Lynch Pierce Fenner & Smith, Inc.                          34.90%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Janus Capital Management LLC                                       14.89%*
                                      Denver, CO
                                      GPC Securities Inc.                                                 8.58%
                                      Agent for Reliance Trust Company
                                      FBO Prime Environmental Inc. 401K Plan
                                      Atlanta, GA
                                      First Clearing LLC                                                  5.58%
                                      A/C 5510-5624
                                      Dr. Linda Susan Marcus
                                      Wyckoff, NJ
                                      First Clearing LLC                                                  5.04%
                                      A/C 4592-1078
                                      Tommy F Lejeune & Cecile P Lejeune TEN COM
                                      Lake Charles, LA
Worldwide Fund                        Citigroup Global Markets                                           32.05%
  Class C Shares                      House Account
                                      Owings Mills, MD
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          12.91%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL
                                      Wells Fargo Investments LLC                                         6.47%
                                      A/C 5292-4983
                                      Minneapolis, MN
                                      Wells Fargo Investments LLC                                         5.96%
                                      A/C 7054-9514
                                      Minneapolis, MN
Balanced Fund                         Charles Schwab & Co. Inc.                                          72.02%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
                                      Citigroup Global Markets Inc.                                      13.43%
                                      A/C 00109801250
                                      New York, NY
Contrarian Fund                       Janus Smart Portfolio - Growth                                     22.76%
  Class I Shares                      Contrarian Fund Omnibus Acct
                                      Denver, CO
                                      Prudential Investment Management Service                           17.07%
                                      FBO Mutual Fund Clients/Pruchoice
                                      Newark, NJ
                                      Janus Smart Portfolio - Conservative                               16.68%
                                      Contrarian Fund Omnibus Acct
                                      Denver, CO



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Citigroup Global Markets Inc.                                      16.50%
                                      A/C 00109801250
                                      New York, NY
                                      Charles Schwab & Co. Inc.                                           5.34%
                                      Exclusive Benefit Of Our Customers
                                      Reinvest Account
                                      San Francisco, CA
Flexible Bond Fund                    Janus Smart Portfolio - Conservative                               38.21%
  Class I Shares                      Flexible Bond Omnibus Acct
                                      Denver, CO
                                      Janus Smart Portfolio - Moderate                                   35.31%
                                      Flexible Bond Omnibus Acct
                                      Denver, CO
                                      Janus Smart Portfolio - Growth                                     25.63%
                                      Flexible Bond Omnibus Acct
                                      Denver, CO
Floating Rate High Income Fund        Janus Capital Group Inc.                                           39.67%*
  Class I Shares                      Denver, CO
                                      Charles Schwab & Co. Inc.                                           9.93%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Forty Fund                            Citigroup Global Markets Inc.                                      22.46%
  Class I Shares                      A/C 00109801250
                                      New York, NY
                                      Vanguard Fiduciary Trust Company                                   20.08%
                                      Valley Forge, PA
                                      Mori & Co                                                          18.28%
                                      Kansas City, MO
                                      MAC & Co                                                            5.88%
                                      A/C NFSF4561302
                                      Pittsburgh, PA
                                      Pershing LLC                                                        5.88%
                                      Jersey City, NJ
                                      Charles Schwab & Co. Inc.                                           5.29%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Fundamental Equity Fund               Citigroup Global Markets Inc.                                      80.11%
  Class I Shares                      A/C 00109801250
                                      New York, NY
                                      Counsel Trust                                                       6.77%
                                      FBO Durand Chevrolet Inc. 401K Trust
                                      York, PA
                                      RBC Capital Markets Corp                                            5.78%
                                      FBO Reliance Trust TTEE
                                      FBO George Raymond Payne III
                                      Janus MPC Fund                                                      5.32%
                                      Fundamental Equity Omnibus Acct
                                      Denver, CO
Global Real Estate Fund               Charles Schwab & Co. Inc.                                          99.79%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Global Research Fund                  Charles Schwab & Co. Inc.                                          36.72%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
                                      Janus Capital Group Inc.                                           19.56%*
                                      Denver, CO
                                      NFS LLC                                                            17.96%
                                      FEBO John F Bozman & Sharon A Bozman
                                      Receipt & Disbursement
                                      Bradenton, FL



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      NFS LLC                                                             6.40%
                                      FMT CO Cust IRA
                                      FBO William Butler Mulherin
                                      Athens, GA
Growth and Income Fund                Citigroup Global Markets Inc.                                      94.64%
  Class I Shares                      A/C 00109801250
                                      New York, NY
High-Yield Fund                       Janus Capital Group Inc.                                           93.29%*
  Class I Shares                      Denver, CO
                                      Janus MPC Fund                                                      6.11%
                                      High-Yield Bond Omnibus Acct
                                      Denver, CO
International Equity Fund             Janus Smart Portfolio - Growth                                     32.13%
  Class I Shares                      International Equity Omnibus Acct
                                      Denver, CO
                                      Janus Smart Portfolio - Moderate                                   18.16%
                                      International Equity Omnibus Acct
                                      Denver, CO
                                      Citigroup Global Markets Inc.                                       9.13%
                                      A/C 00109801250
                                      New York, NY
                                      Janus Smart Portfolio - Conservative                                7.99%
                                      International Equity Omnibus Acct
                                      Denver, CO
International Forty Fund              Charles Schwab & Co. Inc.                                          85.64%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
                                      Janus Capital Group Inc.                                           14.36%*
                                      Denver, CO
International Growth Fund             Minnesota Life Insurance Company                                   39.83%
  Class I Shares                      Saint Paul, MN
                                      NFS LLC                                                            15.88%
                                      FEBO Transamerica Life Insurance Company
                                      Los Angeles, CA
                                      Janus Smart Portfolio - Growth                                      6.59%
                                      Overseas Fund Omnibus Acct
                                      Denver, CO
                                      T Rowe Price Retirement                                             5.98%
                                      Plan Services Inc.
                                      FBO State of Illinois
                                      Owings Mills, MD
                                      Charles Schwab & Co. Inc.                                           5.26%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Large Cap Growth Fund                 Janus Smart Portfolio - Growth                                     55.24%
  Class I Shares                      Janus Fund Omnibus Acct
                                      Denver, CO
                                      Janus Smart Portfolio - Moderate                                   40.60%
                                      Janus Fund Omnibus Acct
                                      Denver, CO
Long/Short Fund                       Charles Schwab & Co. Inc.                                          38.09%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
                                      Citigroup Global Markets Inc.                                      22.19%
                                      A/C 00109801250
                                      New York, NY
                                      Pershing LLC                                                        5.36%
                                      Jersey City, NJ



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                    NFS LLC                                                            37.93%
  Class I Shares                      FEBO FIICO
                                      As Agent for Qualified Employee Benefit Plans 401K
                                      FINOPS-IC Funds
                                      Covington, KY
                                      Wachovia Bank N A                                                  16.77%
                                      Omnibus Cash/Cash
                                      A/C 9999999980 NC-1151
                                      Charlotte, NC
                                      Edward D Jones & Co                                                 8.09%
                                      Maryland Heights, MO
                                      Wachovia Bank N A                                                   6.35%
                                      Omnibus Cash/Rein
                                      A/C 9999999971 NC-1151
                                      Charlotte, NC
Orion Fund                            Citigroup Global Markets Inc.                                      22.72%
  Class I Shares                      A/C 00109801250
                                      New York, NY
                                      Wells Fargo Investments LLC                                        13.47%
                                      A/C 7432-8827
                                      Minneapolis, MN
                                      Janus MPC Fund                                                      6.21%
                                      Orion Fund Omnibus Acct
                                      Denver, CO
                                      LPL Financial                                                       5.85%
                                      A/C 2614-7959
                                      San Diego, CA
                                      Charles Schwab & Co. Inc.                                           5.33%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Risk-Managed Core Fund                Charles Schwab & Co. Inc.                                          14.64%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
                                      The Fletcher Jones Foundation                                      10.38%
                                      Los Angeles, CA
                                      Minnesota Life Insurance Company                                    9.73%
                                      Saint Paul, MN
                                      Northern Trust As Custodian                                         7.24%
                                      FBO The Libra Foundation - Acct 26-20655
                                      Chicago, IL
                                      Chembaco                                                            7.13%
                                      C/O Chemical Bank & Trust
                                      Midland, MI
                                      Northwest Health Foundation                                         5.59%
                                      Portland, OR
                                      Keybank NA                                                          5.56%
                                      FBO The Abington FDN Mutual Funds
                                      Cleveland, OH
Risk-Managed Growth Fund              Charles Schwab & Co. Inc.                                           7.64%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Risk-Managed International Fund       Janus Capital Group Inc.                                           84.48%*
  Class I Shares                      Denver, CO
                                      Charles Schwab & Co. Inc.                                          13.97%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Risk-Managed Value Fund               Janus Smart Portfolio - Growth                                     36.88%
  Class I Shares                      Risk-Managed Value Omnibus Acct
                                      Denver, CO
                                      Janus Smart Portfolio - Moderate                                   20.87%
                                      Risk-Managed Value Omnibus Acct
                                      Denver, CO



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Wells Fargo Bank NA                                                13.81%
                                      FBO TC Hospital Workers PEN-MISC Assets
                                      Minneapolis, MN
                                      Janus Smart Portfolio - Conservative                               11.66%
                                      Risk-Managed Value Omnibus Acct
                                      Denver, CO
                                      State Street Bank                                                   6.71%
                                      As Trustee for the Eagle Industries Inc.
                                      Master Trust
                                      North Quincy, MA
                                      Comerica - FBO FTMC Mutual                                          5.02%
                                      Detroit, MI
Small Company Value Fund              SunTrust Bank                                                      50.73%
  Class I Shares                      FBO Vitas Healthcare Corp 401K
                                      Greenwood Vlg, CO
                                      Janus Smart Portfolio - Growth                                     34.08%
                                      Small Company Value Fund Omnibus Acct
                                      Denver, CO
                                      Charles Schwab & Co. Inc.                                          11.04%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA
Small-Mid Growth Fund                 Janus MPC Fund                                                     10.85%
  Class I Shares                      Small-Mid Growth Fund Omnibus Acct
                                      Denver, CO
                                      RBC Capital Markets Corp                                            6.84%
                                      FBO Michael J. Flanders - IRA
                                      Arlington Heights, IL
Worldwide Fund                        NFS LLC                                                            99.35%
  Class I Shares                      FEBO FIIOC As Agent for Qualified Employee Benefit
                                      Plans
                                      401K Finops-IC Funds
                                      Covington, KY
Balanced Fund                         Merrill Lynch                                                      25.42%
  Class R Shares                      Jacksonville, FL
                                      MG Trust Company As Agent for                                       6.38%
                                      Frontier Trust Co As Trustee Landmark Healthcare Inc.
                                      401K SA
                                      Fargo, ND
                                      Bisys Retirement Services                                           5.57%
                                      FBO AL&W Moore Trucking Co Inc. 401K
                                      Denver, CO
Contrarian Fund                       EMJAYCO                                                            15.44%
  Class R Shares                      FBO Reinders Inc. 401K
                                      A/C 351898
                                      Greenwood Vlg, CO
                                      GPC Securities Inc As Agent for Reliance Trust Company              8.70%
                                      FBO Springdale Family Dental 401K Plan
                                      Atlanta, GA
                                      GPC Securities Inc As Agent for Reliance Trust Company              8.01%
                                      FBO Security Packaging Inc. 401K PS Plan
                                      Atlanta, GA
                                      Orchard Trust Company Trustee                                       7.96%
                                      FBO Employee Benefits Clients
                                      Greenwood Vlg, CO
                                      GPC Securities Inc As Agent for Reliance Trust Company              7.21%
                                      FBO Macomb Internal Medicine PC
                                      Atlanta, GA
                                      GPC Securities Inc As Agent for Reliance Trust Company              7.03%
                                      FBO Schmald Tool & Die Inc. 401K PSP
                                      Atlanta, GA
                                      CB&T TTEE                                                           5.90%
                                      FBO ICR LLC 401K
                                      Greenwood Vlg, CO

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      MG Trust Company Custodian                                          5.09%
                                      FBO Custom Vending Company Inc.
                                      Denver, CO
Flexible Bond Fund                    Merrill Lynch                                                      55.14%
  Class R Shares                      Jacksonville, FL
                                      Janus Capital Management LLC                                       30.66%*
                                      Denver, CO
                                      Capital Bank & Trust Co.                                           14.19%
                                      George Shaeffer Construction Co.
                                      Profit Sharing 401(K) Plan
                                      Greenwood Vlg, CO
Forty Fund                            Hartford Life Insurance Co.                                        32.38%
  Class R Shares                      Separate Account DC IV
                                      Hartford, CT
                                      Merrill Lynch                                                      24.75%
                                      Jacksonville, FL
                                      American United Life Insurance Co.                                  9.72%
                                      AUL American Group Retirement Annuity
                                      Indianapolis, IN
                                      PRIAC As Trustee/Custodian                                          5.29%
                                      Various Retirement Plans
                                      Kansas City, MO
Fundamental Equity Fund               ADP Inc. As Agent for Various Custodians/Trustees of               62.10%
  Class R Shares                      Flex Product 401K
                                      Kansas City, MO
                                      DWS Trust Co TTEE                                                  27.63%
                                      Seattle Metropolitan Credit Union 401K Plan
                                      Salem, NH
Growth and Income Fund                American United Life Insurance Co.                                 34.65%
  Class R Shares                      AUL American Group Retirement Annuity
                                      Indianapolis, IN
                                      American United Life Insurance Co.                                 19.54%
                                      AUL American Unit Trust
                                      Indianapolis, IN
                                      MG Trust Company Custodian                                         12.72%
                                      FBO PN Hoffman Inc. 401K
                                      Denver, CO
                                      GPC Securities Inc Agent for Reliance Trust Company                 9.43%
                                      FBO Rasmussen College 401K Plan
                                      Atlanta, GA
                                      MG Trust Company Custodian                                          6.68%
                                      FBO Human Management Services Inc. 401
                                      Denver, CO
High-Yield Fund                       Janus Capital Management LLC                                         100%*
  Class R Shares                      Denver, CO
International Equity Fund             Janus Capital Group Inc.                                           71.67%*
  Class R Shares                      Denver, CO
                                      Counsel Trust DBA MATC                                              9.16%
                                      FBO International Language Services Defined Benefit
                                      Plan
                                      Pittsburgh, PA
                                      MG Trust Company as Agent for                                       5.84%
                                      Frontier Trust Co as Trustee
                                      Wingfield Scale Inc. Profit Sharing
                                      Fargo, ND
International Growth Fund             Hartford Life Insurance Co                                         40.65%
  Class R Shares                      Separate Account DC IV
                                      Hartford, CT
                                      Merrill Lynch                                                      30.76%
                                      Jacksonville, FL
Large Cap Growth Fund                 Merrill Lynch                                                      67.21%
  Class R Shares                      Jacksonville, FL



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      DWS Trust Company Trustee                                          15.31%
                                      FBO Macrolink Inc. 401K PSP
                                      Bin 064031
                                      Salem, NH
                                      GPC Securities Inc. Agent for Reliance Trust Company               14.72%
                                      FBO Suburban Gastroenterology 401K Plan
                                      Atlanta, GA
Long/Short Fund                       Capital Bank & Trust Company TTEE                                  46.47%
  Class R Shares                      Bernardin Lochmueller & Assoc. RPS
                                      Greenwood Vlg, CO
                                      Reliance Trust Co Custodian                                        42.19%
                                      FBO Molded Fiber Glass Companies DE
                                      Atlanta, GA
                                      Merrill Lynch                                                       5.54%
                                      Jacksonville, FL
Mid Cap Growth Fund                   Merrill Lynch                                                      17.02%
  Class R Shares                      Jacksonville, FL
                                      Hartford Life Insurance Co.                                        15.47%
                                      Separate Account DC IV
                                      Hartford, CT
                                      MG Trust Company Trustee                                            5.40%
                                      Hughes Brothers Inc. Profit SP
                                      Denver, CO
Mid Cap Value Fund                    Merrill Lynch                                                      19.91%
  Class R Shares                      Jacksonville, FL
                                      EMJAY Corporation Custodian                                        17.54%
                                      FBO Plans of RPSA Customers
                                      Greenwood Vlg, CO
Orion Fund                            Capital Bank & Trust Company Trustee                               28.41%
  Class R Shares                      FBO City Financial Corp. 401(K) & PSP
                                      Greenwood Vlg, CO
                                      Counsel Trust DBA Mid Atlantic Trust Company                       20.12%
                                      FBO Centro Inc. 401K PSP & Trust
                                      Pittsburgh, PA
                                      Mercer Trust Company TTEE                                           7.53%
                                      FBO NY Hotel Trades Council & Hotel
                                      Assoc of NYC Heather Ctr Inc. EE
                                      Norwood, MA
                                      Capital Bank & Trust Company TTEE                                   6.89%
                                      CQM Inc. 401K Savings Plan
                                      Greenwood Vlg, CO
                                      MG Trust Company As Agent for Frontier Trust Co                     6.08%
                                      As Trustee Secure Benefits Systems Corp 401K
                                      Fargo, ND
                                      GPC Securities Inc. Agent for Reliance Trust Company                5.27%
                                      FBO Oasis 401K Profit Sharing Plan
                                      Atlanta, GA
                                      Counsel Trust DBA MATC                                              5.19%
                                      FBO International Language Services Defined Benefit
                                      Plan
                                      Pittsburgh, PA
Risk-Managed Core Fund                GPC Securities Inc. As Agent for Reliance Trust Company            63.09%
  Class R Shares                      FBO Community Mgmt. Corp. 401K PSP
                                      Atlanta, GA
                                      NFS LLC                                                            31.27%
                                      FEBO Louis G Lower II Trustee
                                      Louis G Lower II Trust - U/A 3/1/91
                                      Springfield, IL
                                      GPC Securities Inc. As Agent for Reliance Trust Company             5.44%
                                      FBO Marketing Comcepts of MN 401K PSP
                                      Atlanta, GA
Risk-Managed Growth Fund              Merrill Lynch                                                      83.66%
  Class R Shares                      Jacksonville, FL

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      GPC Securities Inc. As Agent for Reliance Trust Company             8.44%
                                      FBO South Bay Home Health Care Plan
                                      Atlanta, GA
                                      GPC Securities Inc. As Agent for Reliance Trust Company             7.88%
                                      FBO Shaker Auto Group Inc.
                                      Atlanta, GA
Risk-Managed Value Fund               Janus Capital Group Inc.                                           65.69%*
  Class R Shares                      Denver, CO
                                      GPC Securities Inc. As Agent for Reliance Trust Company            34.31%
                                      FBO New Pueblo Medicine Profit Plan
                                      Atlanta, GA
Small Company Value Fund              EMJAY Corporation Custodian                                        42.02%
  Class R Shares                      FBO Plans Of RPSA Customers
                                      Greenwood Village, CO
                                      Merrill Lynch                                                      18.66%
                                      Jacksonville, FL
                                      MG Trust Company                                                    6.32%
                                      Agent For Frontier Trust Company As Trustee
                                      Charleston Place Associates Retire
                                      Fargo, ND
Small-Mid Growth Fund                 Janus Capital Management LLC                                       21.08%*
  Class R Shares                      Denver, CO
                                      NFS LLC                                                            19.18%
                                      FEBO Nyph Executive Option Plan
                                      National Trust Mgmt. Svcs. Trustee
                                      Nyph LTI 2001 -158261286
                                      Warrenton, VA
                                      MG Trust Company Cust                                               9.89%
                                      FBO R L Midgett Inc. 401K Plan
                                      Denver, CO
                                      NFS LLC                                                             5.98%
                                      FEBO FMT Co Cust
                                      IRA Rollover
                                      FBO Robert Clotworthy
                                      Metairie, LA
                                      GPC Securities Inc. Agent for Reliance Trust Company                5.43%
                                      FBO Johl & Co. PSP
                                      Atlanta, GA
Worldwide Fund                        Capital Bank & Trust Co. Trustee                                   45.27%
  Class R Shares                      FBO Alcan Rolled Products-Ravenswood LLC
                                      Savings Plan For USW Represented Employees
                                      Greenwood Vlg, CO
                                      MG Trust Company Cust                                              15.95%
                                      FBO Meyer Engineers LTD
                                      Denver, CO
                                      MG Trust Company Cust                                              11.72%
                                      FBO Midship Marine Inc.
                                      Denver, CO
                                      MG Trust Company As Agent For                                      11.54%
                                      Frontier Trust Co. As Trustee
                                      Glacier Interactive Solutions Inc. 4
                                      Fargo, ND



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      GPC Securities Inc. Agent for Reliance Trust Company               11.07%
                                      FBO Alpha Solutions Corporation EE Plan
                                      Atlanta, GA
Balanced Fund                         Prudential Retirement - Alliance                                   21.52%
  Class S Shares                      Separate Acct Investment Products & Advisory Services
                                      Hartford, CT
                                      National Financial Services LLC TR                                  7.69%
                                      For Exclusive Benefit of Our Customers
                                      New York, NY
                                      Nationwide Trust Company FSB                                        7.05%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Nationwide Insurance Company - QPVA                                 6.82%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
Contrarian Fund                       Wachovia Bank                                                      14.54%
  Class S Shares                      FBO Various Retirement Plans
                                      A/C 9888888836 NC 1076
                                      Charlotte, NC
                                      Pershing LLC                                                        6.60%
                                      Jersey City, NJ
                                      FIIOC FBO MGP Ingrediants Non Union                                 6.01%
                                      401(k) & Profit Sharing Plan
                                      Covington, KY
Flexible Bond Fund                    Hartford Life Insurance Co.                                        18.05%
  Class S Shares                      Separate Account DC IV
                                      Hartford, CT
                                      Saxon & Co                                                         15.30%
                                      FBO 91 Vested Interest Omnibus Asset
                                      Philadelphia, PA
                                      Nationwide Insurance Company Trust                                  6.78%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Reliance Trust Company                                              6.52%
                                      Sisters of Mercy of the Americas 401(K)
                                      Greenwood Vlg, CO
                                      Fidelity Investments (FIIOC)                                        5.37%
                                      Agent for United Natural Foods Inc. Retirement Plan
                                      10485
                                      Covington, KY
Floating Rate High Income Fund        Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
Forty Fund                            Citigroup Global Markets Inc.                                      34.87%
  Class S Shares                      A/C 00109801250
                                      New York, NY
                                      National Financial Services LLC TR                                 16.35%
                                      For Exclusive Benefit of Our Customers
                                      New York, NY
Fundamental Equity Fund               Nationwide Insurance Company Trust                                 15.71%
  Class S Shares                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      SunTrust Bank                                                      15.50%
                                      FBO Retirement Savings Plan for Seaboard Corp
                                      Greenwood Vlg, CO



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      National Financial Services LLC TR                                  8.40%
                                      For Exclusive Benefit of Our Customers
                                      New York, NY
                                      Saxon & CO                                                          5.78%
                                      FBO 91 Vested Interest Omnibus Asset
                                      A/C 20-01-302-9912426
                                      Philadelphia, PA
Global Real Estate Fund               Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
Global Research Fund                  Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
Growth and Income Fund                Saxon & CO                                                         20.32%
  Class S Shares                      FBO 91 Vested Interest Omnibus Asset
                                      A/C 20-01-302-9912426
                                      Philadelphia, PA
                                      Nationwide Trust Company FSB                                       20.03%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Charles Schwab & Co, Inc.                                          10.08%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Prudential Investment Management Service                            8.94%
                                      FBO Mutual Fund Clients
                                      Newark, NJ
High-Yield Fund                       Janus Capital Management LLC                                       99.82%*
  Class S Shares                      Denver, CO
International Forty Fund              Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
International Growth Fund             State Street Bank & Trust                                          13.08%
  Class S Shares                      FBO ADP Daily Valuation B - 401K Product
                                      North Quincy, MA
                                      Hartford Life Insurance Company                                    12.19%
                                      Separate Account DC IV
                                      Hartford, CT
                                      National Financial Services LLC Trustee                            11.67%
                                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Nationwide Trust Company FSB                                        7.40%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
Large Cap Growth Fund                 Prudential Retirement-Alliance                                     15.48%
  Class S Shares                      Separate Acct Investment Products & Advisory Svs.
                                      Hartford, CT
                                      Citigroup Global Markets Inc.                                      14.42%
                                      A/C 00109801250
                                      New York, NY
                                      Saxon & Co.                                                        12.29%
                                      FBO 91 Vested Interest - Omnibus Asset
                                      A/C 20-01-302-9912426
                                      Philadelphia, PA
                                      Ohio National Life Insurance Co.                                    7.50%
                                      FBO Its Separate Accounts
                                      Cincinnati, OH
                                      DCGT As TTEE and/or Cust                                            5.46%
                                      FBO Various Qualifed Plans
                                      Des Moines, IA
                                      Charles Schwab & Co. Inc.                                           5.38%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Long/Short Fund                       SEI Private Trust Company                                          29.68%
  Class S Shares                      FBO ID370
                                      Oaks, PA
Mid Cap Growth Fund                   National Financial Services LLC Trustee                            17.55%
  Class S Shares                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Nationwide Trust Company FSB                                       12.10%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Benefit Trust CO                                                    9.15%
                                      FBO PHH Investments LLC
                                      Overland Park, KS
                                      Charles Schwab & Co. Inc.                                           5.97%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      Guardian Insurance & Annuity Co.                                    5.18%
                                      Sep-Acct L
                                      Bethlehem, PA
Mid Cap Value Fund                    Nationwide Trust Company FSB                                       11.96%
  Class S Shares                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      National Financial Services LLC Trustee                            11.03%
                                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Wachovia Bank                                                       9.75%
                                      FBO Various Retirement Plans
                                      A/C 9888888836 NC 1076
                                      Charlotte, NC
                                      Prudential Investment Mgmt Service                                  6.06%
                                      FBO Mutual Fund Clients
                                      Newark, NJ
                                      State Of Indiana Trustee                                            5.25%
                                      FBO State Of Indiana Def Comp And Matching Plans
                                      Greenwood Vlg, CO
Orion Fund                            National Financial Services LLC Trustee                            62.85%
  Class S Shares                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Capital Bank and Trust Company TR                                  32.76%
                                      FBO Cherokee Pharmaceuticals LLC 401K PS Plan
                                      Greenwood Vlg, CO
Risk-Managed Core Fund                Prudential Investment Mgmt Service                                 29.97%
  Class S Shares                      FBO Mutual Fund Clients
                                      Newark, NJ
                                      Nationwide Trust Company FSB                                       24.27%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Charles Schwab & Co. Inc.                                          15.47%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
Risk-Managed Growth Fund              Charles Schwab & Co. Inc.                                          19.78%
  Class S Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA
                                      MAC & Co.                                                          18.75%
                                      A/C RSMF 2033002
                                      Pittsburgh, PA
                                      The Northern Trust Co As TTEE                                       9.88%
                                      FBO Tuthill Corporation Retirement Plan 401K - DV
                                      Chicago, IL

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      American United Life Insurance Co                                   9.78%
                                      Unit Investment Trust
                                      Indianapolis, IN
                                      National Financial Services LLC Trustee                             6.51%
                                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Mitra & CO FBO 98                                                   6.01%
                                      C/O M&I Trust Co NA
                                      Milwaukee, WI
Risk-Managed International Fund       Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
Risk-Managed Value Fund               Janus Capital Group Inc.                                             100%*
  Class S Shares                      Denver, CO
Small Company Value Fund              Wachovia Bank                                                      13.83%
  Class S Shares                      FBO Various Retirement Plans
                                      A/C 9888888836 NC 1151
                                      Charlotte, NC
                                      American United Life Insurance Corp                                10.26%
                                      Group Retirement Annuity
                                      Indianapolis, IN
                                      PWNCO, LLC                                                          9.64%
                                      FBO 101081
                                      Chicago, IL
                                      State Street Bank & Trust Co Cust                                   6.43%
                                      FBO Citistreet Core Market
                                      North Quincy, MA
                                      Nationwide Trust Company FSB                                        5.04%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH
Small-Mid Growth Fund                 Janus Capital Management LLC                                       72.26%*
  Class S Shares                      Denver, CO
                                      Wells Fargo Investments LLC                                        13.16%
                                      A/C 3600-8812
                                      Minneapolis, MN
                                      MG Trust Company Cust                                               6.45%
                                      FBO Nimsoft Inc. 401K Plan
                                      Denver, CO
Worldwide Fund                        Nationwide Trust Company FSB                                       15.82%
  Class S Shares                      C/O IPO Portfolio Accounting
                                      Columbus, OH
                                      Guardian Insurance & Annuity Co.                                   12.74%
                                      Sep-Acct L - Equity Acct 3S
                                      Bethlehem, PA
                                      Prudential Retirement-Alliance                                      9.69%
                                      Separate Acct Investment Products & Advisory Services
                                      Hartford, CT
                                      Ohio National Life Insurance Co.                                    8.83%
                                      FBO Its Separate Accounts
                                      Cincinnati, OH
                                      National Financial Services LLC Trustee                             7.41%
                                      For Exclusive Benefit Of Our Customers
                                      New York, NY
                                      Nationwide Insurance Company - QPVA                                 5.58%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.


  PREDECESSOR FUND
  (EACH A PORTFOLIO OF JANUS ASPEN SERIES)                           FUND
  ----------------------------------------                           ----
  Growth Portfolio - Retirement Shares                               Janus Adviser Large Cap Growth Fund
  Capital Appreciation Portfolio - Retirement Shares                 Janus Adviser Forty Fund
  Aggressive Growth Portfolio - Retirement Shares                    Janus Adviser Mid Cap Growth Fund
  Growth and Income Portfolio - Retirement Shares                    Janus Adviser Growth and Income Fund
  Equity Income Portfolio - Retirement Shares                        Janus Adviser Fundamental Equity Fund
  Balanced Portfolio - Retirement Shares                             Janus Adviser Balanced Fund
  Worldwide Growth Portfolio - Retirement Shares                     Janus Adviser Worldwide Fund
  International Growth Portfolio - Retirement Shares                 Janus Adviser International Growth Fund
  Flexible Income Portfolio - Retirement Shares                      Janus Adviser Flexible Bond Fund



  Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I Shares (renamed Class S Shares effective November 28, 2005) of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

  Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI each offer five classes of shares, except for Global Real Estate Fund, Floating Rate High Income Fund, Global Research Fund, and Risk-Managed International Fund, which each offer four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, broker-dealers, financial advisors, and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares, you may call a Janus representative to purchase shares of Small Company Value Fund. See the Funds' Prospectuses for further detail.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.


VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


EXPLANATION OF RATING CATEGORIES

  The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest rating; extremely strong capacity to pay principal and interest.

  AA.......................  High quality; very strong capacity to pay principal and interest.

  A........................  Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

  BBB-.....................  Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

  Non-Investment Grade

  BB.......................  Less vulnerable to nonpayment than other speculative issues;
                             major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the
                             obligor's inadequate capacity to meet its financial
                             commitment on the obligation.

  B........................  More vulnerable to nonpayment than obligations rated 'BB', but capacity to meet its financial commitment on the
                             obligation; adverse business, financial, or economic
                             conditions will likely impair the obligor's capacity or
                             willingness to meet its financial commitment on the
                             obligation.

  CCC......................  Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the
                             obligation.

  CC.......................  Currently highly vulnerable to nonpayment.

  C........................  Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but
                             payments on the obligation are being continued.

  D........................  In default.

FITCH, INC.


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of
                             financial commitments.

  AA.......................  Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.

  A........................  High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments.
                             May be more vulnerable to changes in circumstances or in
                             economic conditions than is the case for higher ratings.

  BBB......................  Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is
                             considered adequate, but adverse changes in circumstances
                             and economic conditions are more likely to impair this
                             capacity than is the case for higher ratings.

  Non-Investment Grade

  BB.......................  Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.

  B........................  Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.

  CCC......................  May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.

  CC.......................  May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.

  C........................  May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.

  D........................  In default.




MOODY'S INVESTORS
SERVICE, INC.


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  Aaa......................  Highest quality, smallest degree of investment risk.

  Aa.......................  High quality; together with Aaa bonds, they compose the high-grade bond group.

  A........................  Upper to medium-grade obligations; many favorable investment attributes.

  Baa......................  Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

  Non-Investment Grade

  Ba.......................  More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

  B........................  Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

  Caa......................  Poor standing, may be in default; elements of danger with respect to principal or interest payments.

  Ca.......................  Speculative in a high degree; could be in default or have other marked shortcomings.

  C........................  Lowest rated; extremely poor prospects of ever attaining investment standing.




  Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security; (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.




110

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

                                  (JANUS LOGO)

                                               www.janus.com/info

                                               151 Detroit Street
                                               Denver, Colorado 80206-4805
                                               1-877-335-2687

                          November 28, 2008


                          Janus Adviser Modular Portfolio Construction(R) Fund





                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS S SHARES

                       Statement of Additional Information



    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares, and Class S Shares (collectively, the "Shares") of the Fund listed above, which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of the Fund. In addition, subadvisers are responsible for the day-to-day operations of certain underlying funds.

    Shares of the Fund may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisors, and other financial intermediaries.

    This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectuses dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janus.com/info, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Classification, Investment Policies and Restrictions, and Investment
  Strategies and Risks........................................................     2

Investment Adviser............................................................    38

Custodian, Transfer Agent, and Certain Affiliations...........................    44

Portfolio Transactions and Brokerage..........................................    45

Trustees and Officers.........................................................    46

Shares of the Trust...........................................................    52
  Net Asset Value Determination...............................................    52
  Purchases...................................................................    52
  Distribution and Shareholder Servicing Plans................................    54
  Redemptions.................................................................    55

Income Dividends, Capital Gains Distributions, and Tax Status.................    56

Principal Shareholders........................................................    58

Miscellaneous Information.....................................................    59
  Shares of the Trust.........................................................    59
  Shareholder Meetings........................................................    59
  Voting Rights...............................................................    59
  Independent Registered Public Accounting Firm...............................    60
  Registration Statement......................................................    60

Financial Statements..........................................................    61

Appendix A....................................................................    62
  Explanation of Rating Categories............................................    62

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,
AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about Janus Adviser Modular Portfolio Construction Fund ("MPC Fund" or the "Fund"), which is a series of the Trust, an open-end, management investment company.

  The Fund's adviser, Janus Capital, intends to operate the Fund as a "fund of funds," meaning that substantially all of the Fund's assets will be invested in other Janus mutual funds it advises (the "underlying funds"), as described in the Fund's Prospectuses. Additional detail about each of the underlying funds is available in their respective prospectuses and SAIs.

CLASSIFICATION

  The Investment Company Act of 1940, as amended ("1940 Act"), classifies mutual funds as either diversified or nondiversified. The Fund is classified as diversified.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

  UNDERLYING FUNDS SUBADVISED BY INTECH. INTECH Investment Management LLC ("INTECH") (formerly named Enhanced Investment Technologies, LLC) is the investment subadviser for Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and INTECH Risk-Managed Stock Fund (together, the "Risk-Managed Funds").

  UNDERLYING FUNDS SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Janus Adviser Mid Cap Value Fund and Janus Mid Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO THE FUND

  The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Fund.

  (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if:
  (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  The Fund may not:

  (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

  (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

  (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  (5) Lend any security or make any other loan if, as a result, more than one-third of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (7) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

  As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

  The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

  (1) The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Fund may engage in short sales other than against the box, which involve selling a security that the Fund borrows and does not own. The total market value of all of the Fund's short sales other than against the box positions will not exceed 10% of its net assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

  (2) The Fund does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

  (3) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

  (4) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (5) The Fund may not invest in companies for the purpose of exercising control of management.

  Unless otherwise stated, except for the policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in the SAI and prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund or an underlying fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

  For purposes of the Fund's policies on investing in particular industries, the Fund invests in underlying funds that rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the underlying funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS OF THE FUND AND THE UNDERLYING FUNDS

  This section discusses investment strategies of the Fund. These strategies may also apply to the underlying funds in which MPC Fund may invest. This section also details the risks associated with each investment strategy because each investment vehicle and technique contributes to MPC Fund's overall risk profile.

Diversification

  Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. An underlying fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than an underlying fund that is classified as "diversified." This gives an underlying fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the underlying fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of an underlying fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable underlying fund which is classified as diversified. This fluctuation, if significant, may affect the performance of an underlying fund.

Cash Position

  As discussed in the Fund's Prospectuses and the underlying funds' prospectuses, the Fund's or an underlying fund's cash position may temporarily increase under various circumstances. Securities that the Fund or the underlying funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Fund or underlying fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to "Investment Company Securities.")

  The underlying Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These underlying funds may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These underlying funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the underlying funds' otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, the Fund or an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund or an underlying fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund or an underlying fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund and the underlying funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

  Reverse repurchase agreements are transactions in which the Fund or an underlying fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund or an underlying fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables the Fund or an underlying fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund or the underlying fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund or the underlying fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's or the underlying fund's portfolio, although the Fund's or the underlying fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Fund or the underlying fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund or the underlying fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

  MPC Fund is a "fund of funds" that invests primarily in underlying funds and normally does not directly invest in the securities or use the investment techniques described in this section. MPC Fund may, to a limited extent, invest in other securities. This section discusses investment strategies of the underlying funds in which MPC Fund may invest. This section also details the risks associated with each investment strategy because each investment vehicle and technique contributes to MPC Fund's overall risk profile.

Illiquid Investments

  Each underlying fund (except money market funds) may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). Money market funds may only invest up to 10% of their net assets in illiquid securities. The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the underlying funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
  (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Investments in Rule 144A Securities could have the effect of increasing the level of a fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security.

  Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the underlying funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").

  If illiquid securities exceed 15% of an underlying fund's net assets after the time of purchase, the underlying fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the underlying fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of an underlying fund to decline.

  Each underlying fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each underlying fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. An underlying fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

  Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The underlying funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the underlying funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the underlying funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in an underlying fund's NAV.

Securities Lending

  Under procedures adopted by its Trustees, an underlying fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The underlying fund does not have the right to vote on securities while they are being lent; however, it may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

  Within the parameters of its specific investment policies, each underlying fund, including each Risk-Managed Fund to the extent that foreign securities may be included in its respective benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because an underlying fund's performance may depend on factors other than the performance of a particular company. These factors include:

  CURRENCY RISK. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

  POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of an underlying fund's assets from that country.

  REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

  FOREIGN MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder an underlying fund's ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund's investment strategies and potentially affecting the value of the underlying fund.

  TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

  EMERGING MARKETS. Within the parameters of their specific investment policies, the underlying funds, particularly Janus Adviser Global Research Fund, Janus Adviser International Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Overseas Fund, and Janus Worldwide Fund, may invest their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Standard and Poor's/International Finance Corporation Global ("S&P/IFCG") Composite and S&P/IFCG Frontier Markets indices. The S&P/IFCG Composite includes the S&P/International Finance Corporation Investable ("IFCI") Composite, as well as the following emerging market indices: S&P/IFCI Latin America, S&P/IFCI Asia, S&P/IFCI EMEA (Europe, Middle East, Africa), S&P/IFCI Europe, S&P/IFCI Eastern Europe, and S&P/IFCI ME (Middle East) & Africa. The underlying Janus Adviser Global Real Estate Fund and Janus Adviser International Equity Fund will normally limit their investments in emerging market countries to 15% of their net assets. The underlying Janus Adviser Contrarian Fund, Janus Adviser Growth and Income Fund, Janus Adviser Long/Short Fund, Janus Adviser Orion Fund, Janus Adviser Small-Mid Growth Fund, Janus Contrarian Fund, Janus Growth and Income Fund, Janus Orion Fund, and Janus Research Fund have, at times, invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each underlying fund's investments by country is contained in the underlying funds' shareholder reports and Form N-Q reports, which are filed with the SEC.

Borrowing

  The underlying Janus Adviser Floating Rate High Income Fund and Janus Adviser Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, a fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Each underlying fund may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows an underlying fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

  The use of borrowing by the underlying Janus Adviser Floating Rate High Income Fund and Janus Adviser Long/Short Fund involves special risk considerations that may not be associated with other underlying funds having similar policies. Because substantially all of an underlying fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the underlying fund's agreement with its lender, the NAV per share of the underlying fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the underlying fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an underlying fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the underlying fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of an underlying fund compared with what it would have been without leverage.

Short Sales

  Each underlying fund, with the exception of the Risk-Managed Funds, may engage in "short sales against the box." This technique involves either selling short a security that an underlying fund owns, or selling short a security that the underlying fund has the right to obtain, for delivery at a specified date in the future. An underlying fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. An underlying fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, an underlying fund loses the opportunity to participate in the gain.

  Each underlying fund, except the Risk-Managed Funds and Janus Institutional Money Market Fund - Institutional Shares, may also engage in other short sales. An underlying fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a short sale transaction, an underlying fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, an underlying fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, an underlying fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security, and the underlying fund may realize a gain if the security declines in price between those same dates. Although an underlying fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, an underlying fund may also be required to pay a premium, which would increase the cost of the security sold.

  The underlying funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and an underlying fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that an underlying fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

  Until an underlying fund closes its short position or replaces the borrowed security, the underlying fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the underlying fund's obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the underlying fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the underlying fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The underlying funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by an underlying fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the underlying fund's borrowing restrictions. This requirement to segregate assets limits an underlying fund's leveraging of its investments and the related risk of losses from leveraging. An underlying fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, an underlying fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. With the exception of the underlying Janus Adviser Long/Short Fund, the total market value of all of an underlying fund's short sale positions will not exceed 10% of its net assets.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

  Within the parameters of its specific investment policies, each underlying fund, with the exception of the Risk-Managed Funds, may invest up to 10% (without limit for Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund, Janus Flexible Bond Fund, and Janus High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any underlying fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

  Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, an underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because an underlying fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. An underlying fund might obtain such cash from selling other portfolio holdings, which may cause that underlying fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which underlying fund expenses could be allocated and to reduce the rate of return for that underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

  Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

  The underlying funds, with the exception of the Risk-Managed Funds, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the underlying funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("Ginnie Mae") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. An underlying fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

  The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the underlying funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of an underlying fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by an underlying fund might be converted to cash, and the underlying fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit an underlying fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

  The underlying funds' investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

  Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

  The underlying funds, with the exception of the Risk-Managed Funds, also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, an underlying fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the underlying funds' prospectuses may apply.

Investment Company Securities

  MPC Fund may invest up to 100% of its total assets in other Janus funds in reliance on Section 12(d)(1)(G) and Rule 12d1-2 of the 1940 Act.

  From time to time, the underlying funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits an underlying fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of an underlying fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by an underlying fund having a value in excess of 10% of the underlying fund's total assets. In addition,
  Section 12(d)(1) prohibits another investment company from selling its shares to an underlying fund if, after the sale: (i) the underlying fund owns more than 3% of the other investment company's voting stock or (ii) the underlying fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The underlying funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The underlying funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The underlying funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the underlying funds invest in money market funds or other funds, the underlying funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the underlying funds and the money market funds or other funds or investment vehicles in which the underlying funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the underlying funds and the money market funds and other funds.


  Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the underlying funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes

  The Fund may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the funds' total return. The Fund will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts

  The underlying funds, including each Risk-Managed Fund to the extent that they may be included in its benchmark index, may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The underlying funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

  Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the underlying funds' prospectuses.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each underlying fund, particularly Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Balanced Fund, Janus Flexible Bond Fund, and Janus Short-Term Bond Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which an underlying fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which an underlying fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the underlying funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

  The underlying funds, with the exception of the Risk-Managed Funds, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable an underlying fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

  Other types of income-producing securities that the underlying funds, with the exception of the Risk-Managed Funds, may purchase include, but are not limited to, the following types of securities:

  INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No underlying fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, an underlying fund could lose money, or its NAV could decline by the use of inverse floaters.

  STANDBY COMMITMENTS. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

  STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

  TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.

  The underlying funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

  VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

  In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, an underlying fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts ("REITs")

  Within the parameters of their specific investment policies, the underlying funds may invest in REITs. The underlying Janus Adviser Global Real Estate Fund may invest a significant amount of its assets in these types of securities.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject an underlying fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an underlying fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

  Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an underlying fund, a shareholder will bear not only his or her proportionate share of the expenses of an underlying fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage Dollar Rolls

  The underlying Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Global Real Estate Fund, Janus Adviser High-Yield Fund, Janus Adviser Long/Short Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, an underlying fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an underlying fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the underlying fund, but



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

  only securities which are "substantially identical." To be considered "substantially identical," the securities returned to an underlying fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program;
  (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

  An underlying fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by an underlying fund, maintained in a segregated account. To the extent that the underlying fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, an underlying fund foregoes principal and interest paid on the mortgage-backed security. An underlying fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sale.

  Successful use of mortgage dollar rolls depends on an underlying fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans and Floating Rate Loans

  The underlying Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund, Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (no more than 20% of an underlying fund's total assets), Janus Adviser Long/Short Fund (no more than 5% of the underlying fund's total assets), and Janus Adviser Floating Rate High Income Fund may invest in bank loans, which include institutionally traded floating rate securities. Janus Adviser Floating Rate High Income Fund invests at least 80% of its net assets in floating or adjustable rate loans and other floating rate securities.

  Floating rate loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancing. The underlying funds generally invest in floating rate loans directly through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

  When an underlying fund purchases an assignment, the underlying fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by an underlying fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, an underlying fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. An underlying fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated.

  If an underlying fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. An underlying fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. An underlying fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by an underlying fund to receive scheduled interest or principal payments may adversely affect the income of the underlying fund and may likely reduce the value of its assets, which would be reflected by a reduction in the underlying fund's NAV.

  In the cases of an underlying fund's investments in floating rate loans through participation interests, an underlying fund may be more susceptible to the risks of the financial services industries. An underlying fund may also be subject to greater risks and delays than if the underlying fund could assert its rights directly against the borrower. In the event of the insolvency of an intermediate participant who sells a participation interest to an underlying fund, the underlying fund may be subject to loss of income and/or principal. Additionally, an underlying fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through



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

  which an underlying fund may have to enforce its rights may not have the same interests as the underlying fund. The borrower of a loan in which an underlying fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that an underlying fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in an underlying fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the underlying fund.

  HOW FLOATING RATE LOANS ARE ARRANGED
  Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower compensates the agent for its services (which may include structuring the loan, funding the loan, and other continuing services). In larger transactions, there may be several agents. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, an agent may administer the loan agreement and may be responsible for the collection of all interest, principal, and fee payments from the borrower. Upon any default, the agent may enforce the terms of the loan following instruction from the lenders.

  In most cases, an underlying fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as an underlying fund, and the agent may determine to waive certain covenants contained in the loan agreement that an underlying fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, an underlying fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments.

  While the underlying funds generally expect to invest in fully funded term loans, certain of the senior loans in which the underlying funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, an underlying fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where an underlying fund invests in revolving loans and delayed draw term loans, the underlying fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to an underlying fund than investments in senior floating rate loans. Loans involving revolving credit facilities or delayed terms may require an underlying fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, an underlying fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

  Purchasers of floating rate loans may pay and/or receive certain fees. The underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. An underlying fund may pay fees such as facility fees. Such fees may affect an underlying fund's return.

  Floating rate loan transactions may include agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies, and other financial institutions. While the underlying funds consider the borrower as the issuer of a floating rate loan in most transactions, an underlying fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, capital raising activities, and fluctuations in the financial markets.

  INTEREST RATE BENCHMARKS
  Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD rate"). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically.

  If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in an underlying fund's net asset value as a result of changes in interest rates. An underlying fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

  COLLATERAL
  Senior floating rate loans generally hold a senior position in the capital structure of a borrower. The senior position in the borrower's capital structure generally gives holders of senior loans a claim to certain of the borrower's assets that is senior to subordinated debt, preferred stock, and common stock in the case of a borrower's default.

  Collateral might include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees by or securities of affiliates of the borrower. In certain cases, collateral may consist solely of securities of the borrower. For an underlying fund's secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral.

  Additionally, most borrowers pay debts from generated cash flow. If the borrower's cash flow is insufficient to pay its debts, it may seek to restructure the terms of the loan rather than sell collateral. Such restructuring may be in the form of bankruptcy protection or a negotiated work-out. In the event of such restructurings, an underlying fund may not recover the full amount of interest and principal due, which in turn would negatively affect the underlying fund's returns.

  The underlying funds may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss, as there may be little or no collateral on which a lender can foreclose.

  CONDITION OF BORROWERS IN FLOATING RATE LOAN ARRANGEMENTS
  Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. Companies involved in recapitalizations, acquisitions, or refinancing are often borrowers in floating rate loan arrangements.

  The underlying funds may acquire interests in floating rate loans that are designed to provide temporary or "bridge" financing to a borrower pending the sale of assets or longer term financing. Bridge loans involve the risk that the borrower will be unable to secure other financing to replace the bridge loan, which may impair the borrower's creditworthiness and affect the value of an underlying fund's investment in such loan.

  CREDIT ANALYSIS
  Each underlying fund's portfolio managers and/or investment personnel perform credit analysis on the borrower but typically do not perform credit analysis on the agent or other intermediate participants.

  To the extent that intermediate participants such as financial institutions become subject to regulations that impact the ability of such financial institutions to make senior floating rate loans, the availability of such loans for investment may become limited. Further, legislation or regulation could depress the market value of such loans.

  The underlying funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place an underlying fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as an underlying fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

  Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in an underlying fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). To the extent required by applicable law, Janus Capital's ability to trade in these loans for the account of an underlying fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on an underlying fund by, for example, preventing the underlying fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

  TRADING OF FLOATING RATE LOANS AND SUPPLY OF FLOATING RATE LOANS
  The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities. Therefore, an underlying fund may have difficulty trading assignments and participations to third parties. There is also a potential that there is no active market to trade floating rate loans. There may be restrictions on transfer, and only limited opportunities may exist to sell such securities in secondary markets. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  OTHER FLOATING RATE SECURITIES
  The underlying funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates.

High-Yield/High-Risk Bonds

  Within the parameters of its specific investment policies, each underlying fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). The underlying Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund, and Janus High-Yield Fund may invest without limit in such bonds. Under normal circumstances, each of the underlying funds indicated will limit its investments in such bonds to 35% of its net assets (Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Forty Fund, Janus Adviser Global Real Estate Fund, Janus Adviser Global Research Fund, Janus Adviser Growth and Income Fund, Janus Adviser International Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Orion Fund, Janus Adviser Worldwide Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, and Janus Worldwide Fund) or 20% of its net assets (Janus Adviser Contrarian Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser International Equity Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund, Janus Contrarian Fund, Janus Fundamental Equity, and Janus Mid Cap Value Fund). The underlying Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

  Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

  Any underlying fund may also invest in unrated bonds of foreign and domestic issuers. For the underlying funds subject to such limit, unrated bonds may be included in each underlying fund's limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. An underlying fund's portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

  The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

  An underlying fund may hold defaulted securities if its portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the underlying funds subject to such limit, defaulted securities will be included in each underlying fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

  FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

  DISPOSITION OF PORTFOLIO SECURITIES. Although the underlying funds generally will purchase securities for which the portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The underlying funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the underlying funds' ability to readily dispose of securities to meet redemptions.

  OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying funds.

Futures, Options, and Other Derivative Instruments

  The Fund and underlying funds may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund and underlying funds may invest in derivative instruments including but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

  The Fund and underlying funds may use derivative instruments for hedging (offset risks associated with an investment) or for speculative (seek to enhance returns) purposes. When the Fund or an underlying fund invests in a derivative for speculative purposes, the Fund or underlying fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Fund or an underlying fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund or the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

  Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund or underlying fund.

  Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

  Leverage risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A fund creates leverage by using borrowed capital to increase investment return. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

  Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

  Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund or underlying fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund or underlying fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

  Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. OTC derivatives, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

  FUTURES CONTRACTS. The Fund and underlying funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant ("FCM") or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

  The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Fund's or underlying funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's or underlying fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund or an underlying fund, the Fund or underlying fund may be entitled to return of margin owed to such fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund and underlying funds do business. FCMs may no longer maintain margin assets with the Fund and underlying funds' custodian or subcustodian and are required to hold such accounts directly.

  The Fund and underlying funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Fund and underlying funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund and underlying funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

  Although the Fund or an underlying fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund or underlying fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Fund or an underlying fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund or the underlying fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

  The Fund and underlying funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. An underlying fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if a fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. An underlying fund may also use this technique with respect to an individual company's stock. To the extent the underlying

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  fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund with respect to the futures contracts. Conversely, if a fund holds stocks and seeks to protect itself from a decrease in stock prices, the fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a fund holds an individual company's stock and expects the price of that stock to decline, the fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. An underlying fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

  If an underlying fund, with the exception of the underlying Risk-Managed Funds, owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the fund's interest rate futures contract would increase, thereby keeping the NAV of the fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, the underlying fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although an underlying fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

  Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Fund or underlying funds. The Fund or underlying fund's performance could be worse than if such fund had not used such instruments. For example, if the Fund or an underlying fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund or an underlying fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such fund.

  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund or an underlying fund will not match exactly such fund's current or potential investments. The Fund or an underlying fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such fund's investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's or underlying fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's or underlying fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's or underlying fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that fund's other investments.

  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund or an underlying fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund or an underlying fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.

  OPTIONS ON FUTURES CONTRACTS. The Fund or underlying funds may buy and write put and call options on futures contracts. A purchased option on a future gives the Fund or an underlying fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund or an underlying fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund or underlying fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund or underlying fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying. If a call or put option the Fund or an underlying fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund or an underlying fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund or an underlying fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

  The amount of risk the Fund or an underlying fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

  FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Fund and underlying funds, with the exception of the Risk-Managed Funds, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Fund and underlying funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

  The following discussion summarizes the Fund's and underlying funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund or an underlying fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund or an underlying fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. The Fund or an underlying fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund or an underlying fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund or an underlying fund also may enter into a forward currency contract with respect to a currency where the Fund or underlying fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund or an underlying fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

  These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's or an underlying fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's or an underlying fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if its portfolio managers' and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund or an underlying fund than if it had not entered into such contracts.

  In general, the Fund and underlying funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund or an underlying fund is not able to cover its forward currency positions with underlying portfolio securities, the underlying fund's custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund or an underlying fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund or an underlying fund may buy call options permitting such fund to buy the amount of foreign currency being hedged by a forward sale contract, or the Fund or an underlying fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's and underlying funds' ability to utilize forward contracts may be restricted. In addition, the Fund or an underlying fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets.

  OPTIONS ON FOREIGN CURRENCIES. The Fund and underlying funds, with the exception of the Risk-Managed Funds, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund or an underlying fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund or an underlying fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund or an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, an underlying fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates.

  The Fund and underlying funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund or an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that underlying fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the Fund or underlying fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund or underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  The Fund and underlying funds may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund or an underlying fund is "covered" if that fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund or an underlying fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such fund in cash or other liquid assets in a segregated account with the fund's custodian.

  The Fund and underlying funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund or an underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund or underlying fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  EURODOLLAR INSTRUMENTS. The Fund and underlying funds, with the exception of the Risk-Managed Funds, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund or underlying fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

  ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the underlying funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

  Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

  Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting the Fund or an underlying fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

  In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's or an underlying fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

  An underlying fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that fund. Such participation may subject the underlying fund to expenses such as legal fees and may make that fund an "insider" of the issuer for purposes of the federal securities laws, which may restrict that fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a fund on such committees also may expose that fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The underlying fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that fund's rights as a creditor or to protect the value of securities held by that fund.

  OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Fund and underlying funds may write covered put and call options and buy put and call options on securities that are traded on

  U.S. and foreign securities exchanges and OTC. The Fund and underlying funds may write and buy options on the same types of securities that the Fund and underlying funds may purchase directly. The Fund and underlying funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date.

  A put option written by the Fund or an underlying fund is "covered" if that fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  A call option written by an the Fund or underlying fund is "covered" if that fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund or an underlying fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that fund in cash and other liquid assets in a segregated account with its custodian.

  The Fund and underlying funds also may write call options that are not covered for cross-hedging purposes. The Fund or underlying fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. An underlying fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

  The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

  In the case of a written call option, effecting a closing transaction will permit the Fund or an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund or an underlying fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund or an underlying fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund or an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.

  The Fund or an underlying fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund or an underlying fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund or an underlying fund.

  An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund or an underlying fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If the Fund or an underlying fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities;
  (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

  The Fund or an underlying fund may write options in connection with buy-and-write transactions. In other words, the Fund or an underlying fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's or an underlying fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

  The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's or an underlying fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund or underlying fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price. The Fund or an underlying fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund or underlying fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

  The Fund or an underlying fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that fund.

  The Fund or an underlying fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund or an underlying fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

  OPTIONS ON SECURITIES INDICES. The Fund and underlying funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

  Options on securities indices are similar to options on securities except that
  (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

  OPTIONS ON NON-U.S. SECURITIES INDICES. The Fund and underlying funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Fund and underlying funds may also purchase and write OTC options on foreign securities indices.

  The Fund and underlying funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Fund and underlying funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

  Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Fund and underlying funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund and underlying funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

  Price movements in the Fund's or an underlying fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. The Fund's or an underlying fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

  In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

  YIELD CURVE OPTIONS. The underlying funds may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  SWAPS AND SWAP-RELATED PRODUCTS. The underlying funds, with the exception of the Risk-Managed Funds, may enter into swap agreements or utilize swap-related products, including but not limited to total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The Fund or an underlying fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund or underlying fund. The Fund and underlying funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund or underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's or an underlying fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's or underlying fund's custodian. If the Fund or an underlying fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

  Swap agreements entail the risk that a party will default on its payment obligations to the Fund or underlying fund. If there is a default by the other party to such a transaction, the Fund or underlying fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund or underlying fund will not be able to meet its obligation to the counterparty.

  The Fund or an underlying fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital's guidelines may be adjusted in accordance with market conditions. Janus Capital (or the subadviser, if applicable) will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by a nationally recognized statistical rating organization ("NRSRO") will meet Janus Capital's guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund or an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

  There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by the Fund or an underlying fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or an underlying fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Fund or an underlying fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Fund or underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund or an underlying fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

  Another form of a swap agreement is the credit default swap. An underlying fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of such fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the underlying fund would keep the stream of payments and would have no payment obligations. As the seller, the underlying fund would effectively add leverage to its portfolio because, in addition to its total net assets, that fund would be subject to investment exposure on the notional amount of the swap. An underlying fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the underlying fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

  Credit default swap agreements may involve greater risks than if an underlying fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. An underlying fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the underlying fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the underlying fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the underlying fund.

  STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

  The Fund may invest in commodity-linked or commodity index-linked securities which have principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the Goldman Sachs Commodities Index. They are sometimes referred to as structured investments because the terms of the instrument may be structured by the issuer of the instrument and the purchaser of the instrument. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index or investment. The Fund's investment in these instruments expose the Fund to the commodities market and the risks associated with commodities underlying the instrument without investing directly in physical commodities. The Fund's indirect exposure to commodities may be limited by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

  Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a fund's gains or losses. The risk of collateral debt obligations depends largely on the type of collateral security. There is a risk that the collateral will not be adequate to make interest or other payments.

  Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's or an underlying fund's ability to resell such a structured instrument may be more limited than its ability to resell other fund securities. The Fund and underlying funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a fund's net assets, when combined with all other illiquid investments of such fund.

Investment Strategies and Risks Applicable only to the Underlying Janus Institutional Money Market Fund - Institutional Shares

  The underlying Janus Institutional Money Market Fund - Institutional Shares (the "Institutional Money Market Fund") may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two

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  highest rating categories by any two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the underlying Institutional Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, the underlying Institutional Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the underlying Institutional Money Market Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, the underlying Institutional Money Market Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the underlying Institutional Money Market Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the underlying Institutional Money Market Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of 1% of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) 5% of its total assets in second-tier securities.

  The following is a discussion regarding types of securities in which the underlying Institutional Money Market Fund may invest. This information supplements and should be read in conjunction with the underlying Institutional Money Market Fund's prospectus.

Participation Interests

  The underlying Institutional Money Market Fund may purchase participation interests in loans or securities in which the underlying Institutional Money Market Fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the underlying Institutional Money Market Fund an undivided interest in the underlying loans or securities in the proportion that the underlying Institutional Money Market Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the underlying Institutional Money Market Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the underlying Institutional Money Market Fund's participation interest. The underlying Institutional Money Market Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security to provide liquidity or to maintain or improve the quality of the underlying Institutional Money Market Fund's investment portfolio. The underlying Institutional Money Market Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  The underlying Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the underlying Institutional Money Market Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the underlying Institutional Money Market Fund, as well as other money



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  market rates of interest. The underlying Institutional Money Market Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The underlying Institutional Money Market Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the underlying Institutional Money Market Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The underlying Institutional Money Market Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The underlying Institutional Money Market Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and
  (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the underlying Institutional Money Market Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The underlying Institutional Money Market Fund may also invest in privately issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, the underlying Institutional Money Market Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the underlying Institutional Money Market Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the underlying Institutional Money Market Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the underlying Institutional Money Market Fund's collateral focuses in one or more sectors, such as banks and financial services, the underlying Institutional Money Market Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the underlying Institutional Money Market Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the underlying Institutional Money Market Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which the underlying Institutional Money Market Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The underlying Institutional Money Market Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

  Generally, a reverse repurchase agreement enables the underlying Institutional Money Market Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the underlying Institutional Money Market Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the underlying Institutional Money Market Fund with those monies.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in securities that fund credit cards, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the underlying Institutional Money Market Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the underlying Institutional Money Market Fund.

When-Issued and Delayed Delivery Securities

  The underlying Institutional Money Market Fund may purchase securities on a when-issued or delayed delivery basis. The underlying Institutional Money Market Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the underlying Institutional Money Market Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the underlying Institutional Money Market Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the underlying Institutional Money Market Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its NAV.

Debt Obligations

  The underlying Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the 1933 Act or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, some of these securities, however, are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The underlying Institutional Money Market Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  The underlying Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the underlying Institutional Money Market Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The underlying Institutional Money Market Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the underlying Institutional Money Market Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the underlying Institutional Money Market Fund but may be subject to early withdrawal penalties that could reduce the underlying Institutional Money Market Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar and, to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Municipal Leases

  The underlying Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The underlying Institutional Money Market Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the underlying Institutional Money Market Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the underlying Institutional Money Market Fund.

PORTFOLIO TURNOVER

  The Fund commenced operations on September 3, 2008, therefore, there are no portfolio turnover rates available for the fiscal year ended July 31.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Characteristics tab at www.janus.com/info.

  - TOP HOLDINGS. The Fund's top portfolio holdings, in order of position size and as a percentage of the Fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                                         FREQUENCY             LAG TIME
   ----                                                         ---------             --------
   ACA Compliance Group                                         As needed             Current
   Bowne & Company Inc.                                         Daily                 Current
   Brockhouse & Cooper Inc.                                     Quarterly             Current
   Brown Brothers Harriman & Co.                                Daily                 Current
   Callan Associates Inc.                                       As needed             Current
   Cambridge Associates LLC                                     Quarterly             Current
   Charles River Systems, Inc.                                  As needed             Current
   Charles Schwab & Co., Inc.                                   As needed             Current
   Citibank, N.A.                                               Daily                 Current
   CMS BondEdge                                                 As needed             Current
   Consulting Services Group, LLC                               As needed             Current
   Deloitte & Touche LLP                                        As needed             Current
   Deloitte Tax LLP                                             As needed             Current
   Dresdner Bank, AG New York Branch                            As needed             Current
   Eagle Investment Systems Corp.                               As needed             Current
   Eaton Vance Management                                       As needed             Current
   Ernst & Young LLP                                            As needed             Current
   FactSet Research Systems, Inc.                               As needed             Current
   Financial Models Company, Inc.                               As needed             Current
   FT Interactive Data Corporation                              Daily                 Current
   Institutional Shareholder Services, Inc.                     Daily                 Current
   International Data Corporation                               Daily                 Current
   Investment Technology Group, Inc.                            Daily                 Current
   Jeffrey Slocum & Associates, Inc.                            As needed             Current
   Lehman Brothers Inc.                                         Daily                 Current
   Marco Consulting Group, Inc.                                 Monthly               Current
   Marquette Associates                                         As needed             Current
   Markit Loans, Inc.                                           Daily                 Current
   Mercer Investment Consulting, Inc.                           As needed             Current
   Merrill Communications LLC                                   Semi-annually         5 days
   Moody's Investors Service Inc.                               Weekly                7 days or more
   New England Pension Consultants                              Monthly               Current
   Omgeo LLC                                                    Daily                 Current
   PricewaterhouseCoopers LLP                                   As needed             Current
   Prima Capital Management, Inc.                               Quarterly             15 days
   R.V. Kuhns & Associates                                      As needed             Current
   Reuters America Inc.                                         Daily                 Current
   Rocaton Investment Advisors, LLC                             As needed             Current
   Rogerscasey, Inc.                                            Quarterly             Current
   Russell/Mellon Analytical Services, LLC                      Monthly               Current
   Sapient Corporation                                          As needed             Current
   SEI Investments                                              As needed             Current
   SimCorp USA, Inc.                                            As needed             Current
   Standard & Poor's                                            Daily                 Current
   Standard & Poor's Financial Services                         Weekly                2 days or more

   NAME                                                         FREQUENCY             LAG TIME
   ----                                                         ---------             --------
   Standard & Poor's Securities Evaluation                      Daily                 Current
   State Street Bank and Trust Company                          Daily                 Current
   Summit Strategies Group                                      Monthly; Quarterly    Current
   The Yield Book Inc.                                          Daily                 Current
   Wachovia Securities LLC                                      As needed             Current
   Wall Street On Demand, Inc.                                  Monthly; Quarterly    30 days; 15 days
   Wilshire Associates Incorporated                             As needed             Current
   Yanni Partners, Inc.                                         Quarterly             Current
   Zephyr Associates, Inc.                                      Quarterly             Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

  As stated in the Prospectuses, the Fund and each underlying fund have an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated persons of Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent. As discussed in this section, Janus Capital has delegated certain of these duties for certain underlying funds to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

  MPC Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees") and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement will be included in the Fund's next annual or semiannual report to shareholders, following such approval. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janus.com/info, or by contacting a Janus representative at 1-877-335-2687.

  The Fund pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the annual rate of 0.07%.

  EXPENSE LIMITATION

  Janus Capital agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-
  1), as well as the administrative services fee applicable to Class S Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Fund, refer to the table in the "Fees and Expenses" section of the prospectus. Provided that Janus Capital remains investment adviser to the Fund, Janus Capital has agreed to continue such waivers until at least December 1, 2009.


                                                                               Expense Limit
Fund Name                                                                     Percentage (%)
--------------------------------------------------------------------------------------------
MPC Fund                                                                           0.45




  Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to any class of the Fund, with the exceptions noted above, exceed the percentages stated.

  The Fund benefits from the investment advisory services provided to the underlying funds and, as shareholders of those underlying funds, indirectly bears a proportionate share of those underlying funds' advisory fees.

UNDERLYING FUNDS

  Janus Capital also receives an investment advisory fee for managing the underlying funds. Each underlying fund pays a monthly investment advisory fee to Janus Capital for its services. For those with an annual fixed-rate fee, the fee is based on the average daily net assets of each underlying fund and is calculated at an annual rate. Certain underlying funds have a performance-based fee structure. These underlying funds pay a fee that may adjust up or down based on the underlying fund's performance relative to its benchmark index. For more information regarding the underlying funds' investment advisory fees and expense limitations, please refer to the underlying funds' prospectuses and statements of additional information.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

  Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and INTECH Risk-Managed Stock Fund with INTECH Investment Management LLC ("INTECH") (formerly named Enhanced Investment Technologies, LLC). Janus Capital, not the underlying funds, pays INTECH a subadvisory fee for services provided to the underlying funds. Janus Capital, on behalf of the underlying Janus Adviser Mid Cap Value Fund and Janus Mid Cap Value Fund, has entered into Sub-Advisory Agreements with Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Janus Adviser Mid Cap Value Fund and Janus Mid Cap Value Fund pay a fee to Perkins for services provided to the underlying funds.

OTHER PAYMENTS

  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund and when considering which share class of the Fund is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group") based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the aftermarket unless instructed by the portfolio managers and/or investment personnel to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

  Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described.

  Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the Fund may also serve as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Fund and the underlying funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics. In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues. The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  The Fund owns shares in underlying funds. If an underlying fund has a shareholder meeting, the Fund normally would vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund and of the underlying funds, except the underlying Institutional Money Market Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund's securities and cash held outside the United States. The Fund's Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the custodian for the underlying Institutional Money Market Fund. The custodian holds the underlying fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the underlying fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's and the underlying funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in Class S Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  The Fund commenced operations on September 3, 2008, therefore, Janus Services did not receive any administrative services fees from Class S Shares for the fiscal year ended July 31.

  Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Fund that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

  The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Fund uses DST systems to track and process redemption fees and contingent deferred sales charges. The Fund currently pays DST annual per account rates for these systems. These fees are only charged to classes of the Fund with redemption fees or contingent deferred sales charges.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund and the underlying funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  The Fund will purchase and sell the principal portion of its Fund securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Fund is not expected to incur brokerage commissions.

  Except for the underlying subadvised funds, Janus Capital places all portfolio transactions of the underlying funds and has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the underlying funds' statements of additional information) provided that Janus Capital may occasionally pay higher commissions for research services. For more information regarding the brokerage commissions paid, please refer to the underlying funds' prospectuses and statements of additional information.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------


 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
------------------------------------------------------------------------------------------------------------
                                                          TERM OF
                                                          OFFICE* AND
 NAME, ADDRESS,                                           LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               POSITIONS HELD WITH FUND           TIME SERVED    PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
 Daniel Scherman       Executive Vice President and       9/08-Present   Senior Vice President of Janus
 151 Detroit Street    Portfolio Manager                                 Capital. Formerly, Vice President
 Denver, CO 80206      Janus Adviser Modular Portfolio                   and Director of Risk and Trading
 DOB: 1961             Construction Fund                                 for Janus Capital (2006), and
                                                                         Senior Quantitative Analyst and
                                                                         Portfolio Manager (2001-2005) for
                                                                         MFS Investment Management.
------------------------------------------------------------------------------------------------------------
 Robin C. Beery        President and Chief                4/08-Present   Executive Vice President and Chief
 151 Detroit Street    Executive Officer                                 Marketing Officer of Janus Capital
 Denver, CO 80206                                                        Group Inc. and Janus Capital;
 DOB: 1967                                                               Executive Vice President of Janus
                                                                         Distributors LLC and Janus Services
                                                                         LLC; and Working Director of INTECH
                                                                         Investment Management LLC.
                                                                         Formerly, President (2002-2007) and
                                                                         Director (2000-2007) of The Janus
                                                                         Foundation; President (2004-2006)
                                                                         and Vice President and Chief
                                                                         Marketing Officer (2003-2004) of
                                                                         Janus Services LLC; and Senior Vice
                                                                         President (2003-2005) of Janus
                                                                         Capital Group Inc. and Janus
                                                                         Capital.
------------------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel and            1/06-Present   Vice President and Assistant
 Grauerholz-Lofton     Secretary                                         General Counsel of Janus Capital,
 151 Detroit Street                                                      and Vice President and Assistant
 Denver, CO 80206      Vice President                     3/06-Present   Secretary of Janus Distributors
 DOB: 1970                                                               LLC. Formerly, Assistant Vice
                                                                         President of Janus Capital and
                                                                         Janus Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief Compliance   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Officer, and Anti-Money                           Compliance Officer of Janus
 Denver, CO 80206      Laundering Officer                                Capital, Janus Distributors LLC,
 DOB: 1957                                                               and Janus Services LLC; Chief
                                                                         Compliance Officer of Bay Isle
                                                                         Financial LLC; and Vice President
                                                                         of INTECH Investment Management
                                                                         LLC. Formerly, Chief Compliance
                                                                         Officer of INTECH Investment
                                                                         Management LLC (formerly named
                                                                         Enhanced Investment Technologies,
                                                                         LLC) (2003-2005); Vice President of
                                                                         Janus Capital (2000-2005), and
                                                                         Janus Services LLC (2004-2005); and
                                                                         Assistant Vice President of Janus
                                                                         Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial Officer            3/05-Present   Vice President of Janus Capital.
 151 Detroit Street                                                      Formerly, Director of Financial
 Denver, CO 80206      Vice President, Treasurer, and     2/05-Present   Reporting for OppenheimerFunds,
 DOB: 1962             Principal Accounting Officer                      Inc. (2004-2005).
------------------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                                                    DURING LAST
                                                                     MEMBERS                        FISCAL
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         YEAR(1)
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------




(1) The Fund commenced operations on September 3, 2008.

-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                                                    DURING LAST
                                                                     MEMBERS                        FISCAL
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         YEAR(1)
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------

 NOMINATING AND GOVERNANCE    Identifies and recommends              John W. McCarter, Jr.                6
 COMMITTEE                    individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------




(1) The Fund commenced operations on September 3, 2008.


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE          SECURITIES IN THE FUNDS             TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN      None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 JEROME S. CONTRO         None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.    None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN         None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART       None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER      None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 LINDA S. WOLF            None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").


                                                         Aggregate Compensation        Total Compensation
                                                            from the Fund for       from the Janus Funds for
                                                            fiscal year ended          calendar year ended
Name of Person, Position                                    July 31, 2008(1)         December 31, 2007(2)(3)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William F. McCalpin, Chairman and Trustee(4)                       N/A                      $284,000
Jerome S. Contro, Trustee                                          N/A                      $289,000
John W. McCarter, Jr., Trustee                                     N/A                      $279,000
Dennis B. Mullen, Trustee(5)(6)                                    N/A                      $464,762
James T. Rothe, Trustee                                            N/A                      $283,000
William D. Stewart, Trustee(6)                                     N/A                      $312,000
Martin H. Waldinger, Trustee                                       N/A                      $279,000
Linda S. Wolf, Trustee                                             N/A                      $277,000




(1) Since MPC Fund had not commenced operations as of July 31, 2008, the aggregate compensation paid by the Fund is estimated for the period ending July 31, 2009 and for its first full fiscal year, August 1, 2009 through July 31, 2010 as follows: William F. McCalpin $265; Jerome S. Contro $187; John W. McCarter, Jr. $181; Dennis B. Mullen $184; James T. Rothe $183; William D. Stewart $202; Martin H. Waldinger $181; and Linda S. Wolf $180.
(2) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).
(3) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(4) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(5) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(6) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

JANUS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio manager as of July 31, 2008. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                   Other Registered        Other Pooled
                                                                      Investment            Investment
                                                                       Companies             Vehicles          Other Accounts
  ---------------------------------------------------------------------------------------------------------------------------
  Daniel Scherman          Number of Other Accounts Managed                   3                None                 None
                           Assets in Other Accounts Managed            $764,616                None                 None


  MATERIAL CONFLICTS

  As shown in the table above, the Fund's portfolio manager may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital."


  Janus Capital is the adviser to the Fund and the Janus "funds of funds," which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus "funds of funds" and the Fund, it is subject to certain potential conflicts of interest when allocating the assets of a Janus "fund of funds" among such Funds. In addition, the portfolio manager for the Janus "funds of funds," who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios, which are "funds of funds" in a different trust.


  COMPENSATION INFORMATION

  The following describes the structure and method of calculating the portfolio manager's compensation as of July 31, 2008.

  The portfolio manager is compensated for his role at Janus Capital as Senior Vice President and for his management of the Fund and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary. Fixed compensation is based on the portfolio manager's experience and is designed to be industry competitive.

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock and stock options). The funding of the portfolio manager's variable compensation is based on JCGI meeting performance goals and strategic objectives, with actual variable compensation based on individual performance as determined by Janus Capital management. The JCGI goals and objectives that determine the variable compensation funding level include operating margin, asset flows in Janus funds, product line and distribution expansion, brand reinforcement and human capital initiatives. Although certain of the factors are quantitative in nature, the overall assessment of the JCGI goals and objectives is at the discretion of JCGI's Compensation Committee of the Board of Directors.

  The portfolio manager may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

OWNERSHIP OF SECURITIES

  Since the Fund is new, the Fund's portfolio manager did not own Shares of the Fund as of the date of this SAI. The portfolio manager may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Fund.

SHARES OF THE TRUST
--------------------------------------------------------------------------------


NET ASSET VALUE DETERMINATION

  As stated in the Fund's Prospectuses, the net asset value ("NAV") of the Shares of each class of the Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Fund and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

  Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

  To the extent there are any errors in the Fund's NAV calculation, Janus may, at its discretion, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.

PURCHASES

  Shares of the Fund can generally be purchased only through retirement plans, broker-dealers, bank trust departments, financial advisors, or similar financial intermediaries. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Fund's Prospectuses will provide you with detailed information about investing in the Fund.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  CLASS A SHARES
  The price you pay for Class A Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                                  Sales Charge as a   Sales Charge as a   Amount of Sales Charge Reallowed
                                                    Percentage of     Percentage of Net   to Financial Intermediaries as a
Amount of Purchase at Offering Price               Offering Price*     Amount Invested      Percentage of Offering Price
                                                  -----------------   -----------------   --------------------------------

  Under $50,000                                          5.75%               6.10%                      5.00%
  $50,000 but under $100,000                             4.50%               4.71%                      3.75%
  $100,000 but under $250,000                            3.50%               3.63%                      2.75%
  $250,000 but under $500,000                            2.50%               2.56%                      2.00%
  $500,000 but under $1,000,000                          2.00%               2.04%                      1.60%
  $1,000,000 and above                                   None**              None                       None



 * Offering Price includes the initial sales charge.
** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

  As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Fund and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

  The Fund commenced operations on September 3, 2008, therefore, Janus Distributors did not receive any underwriting commissions for the fiscal year ended July 31.

  CLASS C SHARES, CLASS I SHARES, AND CLASS S SHARES
  Class C Shares, Class I Shares, and Class S Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

  Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, and Class S Share 12b-1 plans and, from Class A and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

  COMMISSION ON CLASS C SHARES
  Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

  CLASS A SHARES AND CLASS S SHARES
  As described in the Prospectuses, Class A Shares and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan" and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares of the Fund for activities that are primarily intended to result in sales of Class A Shares or Class S Shares of the Fund, including but not limited to preparing, printing, and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Fund's distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On April 3, 2000, the Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as Class I Shares, renamed Class S Shares effective November 28, 2005. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

  CLASS C SHARES
  As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

  The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

  Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

  The Fund commenced operations on September 3, 2008, therefore, Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, and Class S Shares for the fiscal year ended July 31.

REDEMPTIONS

  Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating the Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

  The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  CLASS A SHARES
  A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

  CLASS C SHARES
  A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

  Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares. The Fund commenced operations on September 3, 2008, therefore, Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares and Class C Shares for the fiscal year ended July 31.

  PROCESSING OR SERVICE FEES
  Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

  It is a policy of the Fund's Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares and makes annual distributions of income (if any).

  The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.

  All income dividends and capital gains distributions, if any, on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.

  The Fund will primarily invest its assets in shares of the underlying funds, cash, and money market instruments. Accordingly, the Fund's income will consist of distributions from the underlying funds, net gains realized from the disposition of underlying fund shares, and interest. If an underlying fund qualifies for treatment as a regulated investment company under the Internal Revenue Code - each has done so for its past taxable years and intends to continue to do so for its current and future taxable years - (i) dividends paid to the Fund from such underlying fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income; (ii) dividends paid to the Fund that an underlying fund designates as capital gain dividends (as discussed below) will be taxable to the Fund as long-term capital gains; (iii) dividends paid to the Fund that an underlying fund designates as qualifying dividends from domestic corporations (as discussed below) will be treated as dividends eligible for the dividends received deduction; and (iv) dividends paid to the Fund that an underlying fund designates as qualified dividend income (as discussed below) will be treated by the Fund as qualifying dividends taxable at a maximum rate of 15% to individuals and other noncorporate taxpayers. If shares of an underlying fund are purchased within 30 days before or after redeeming other shares of that underlying fund at a loss (whether pursuant to a rebalancing of a Fund's holdings or otherwise), all or a part of the loss will not be deductible by a Fund and instead will increase its basis for the newly purchased shares.

  Although an underlying fund will be eligible to elect to "pass-through" to its shareholders (including a Fund) the benefit of the foreign tax credit if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, a Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy the asset test. Accordingly, a Fund will deduct the amount of any foreign taxes passed through by an underlying fund in determining its investment in company taxable income.

  An underlying fund's investments in REIT equity securities may require the underlying fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the underlying fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The underlying fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If an underlying fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

  Some REITs are permitted to hold "residual interests" in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of an underlying fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the underlying fund may be unaware of a REIT's excess inclusion income.

  As a result of excess inclusion income, the underlying fund may be subject to additional tax depending on the type of record holder of underlying fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the underlying fund's performance.

  Please consult a tax adviser regarding tax consequences of underlying fund distributions and to determine whether you will need to file a tax return.

  Certain underlying funds' transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The underlying funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

  Certain Fund transactions in commodities-linked investments may be subject to special provisions under Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Income from investment in commodities and commodities-linked derivatives is not considered "qualifying income." As a part of the Fund's investment strategy, the Fund may attempt to gain exposure to the commodities markets by entering into commodity-linked derivatives and instruments, including options, futures contracts, options on futures contracts, and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M, the Fund will monitor and attempt to restrict its income from commodity-linked instruments that do not generate qualifying income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of any class of the Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of any class of the Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of any class of the Fund's outstanding shares, and no other person beneficially owned 25% or more of any class of shares of the Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of a class are not the beneficial owners of such shares, unless otherwise indicated.


Name of Fund and
Class                Shareholder and Address of Record                         Percentage of Ownership
------------------------------------------------------------------------------------------------------
MPC Fund             Janus Capital Group Inc.                                           87.36%*
  Class A Shares     Denver, CO

                     Oppenheimer & Co Inc Cust for                                       6.32%
                     Cynthia K Sheehan IRA R/O
                     San Francisco, CA

                     Oppenheimer & Co Inc Cust for                                       6.32%
                     Patrick M Sheehan ROTH IRA
                     San Francisco, CA

MPC Fund             Janus Capital Group Inc.                                           52.96%*
  Class C Shares     Denver, CO

                     American Enterprise Investment Svcs                                15.42%
                     FBO 519121371
                     Minneapolis, MN

                     American Enterprise Investment Svcs                                14.08%
                     FBO 201064311
                     Minneapolis, MN

MPC Fund             Janus Capital Group Inc.                                             100%*
  Class I Shares     Denver, CO

MPC Fund             Janus Capital Group Inc.                                             100%*
  Class S Shares     Denver, CO





 * This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

  The Fund discussed in this SAI offers four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, broker-dealers, financial advisors, and other financial intermediaries.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


EXPLANATION OF RATING CATEGORIES

  The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE




  BOND RATING                EXPLANATION

  ------------------------------------------------------------------------------------------------------


  Investment Grade


  AAA......................  Highest rating; extremely strong capacity to pay principal and interest.


  AA.......................  High quality; very strong capacity to pay principal and interest.


  A........................  Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.


  BBB-.....................  Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.


  Non-Investment Grade



  BB.......................  Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B........................  More vulnerable to nonpayment than obligations rated 'BB', but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC......................  Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  CC.......................  Currently highly vulnerable to nonpayment.

  C........................  Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.

  D........................  In default.

FITCH, INC.



  BOND RATING                EXPLANATION

  ------------------------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest credit quality. Denotes the lowest expectation of credit risk.
                             Exceptionally strong capacity for payment of financial commitments.

  AA.......................  Very high credit quality. Denotes expectations of very low credit risk.
                             Very strong capacity for payment of financial commitments.

  A........................  High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB......................  Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

  Non-Investment Grade

  BB.......................  Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.

  B........................  Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.

  CCC......................  May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.

  CC.......................  May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.

  C........................  May indicate distressed or defaulted obligations with potential for below-
                             average to poor recoveries.

  D........................  In default.




MOODY'S INVESTORS
SERVICE, INC.



  BOND RATING                EXPLANATION

  ------------------------------------------------------------------------------------------------------
  Investment Grade

  Aaa......................  Highest quality, smallest degree of investment risk.

  Aa.......................  High quality; together with Aaa bonds, they compose the high-grade bond group.

  A........................  Upper to medium-grade obligations; many favorable investment attributes.

  Baa......................  Medium-grade obligations; neither highly protected nor poorly secured.
                             Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

  Non-Investment Grade

  Ba.......................  More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

  B........................  Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

  Caa......................  Poor standing, may be in default; elements of danger with respect to principal or interest payments.

  Ca.......................  Speculative in a high degree; could be in default or have other marked shortcomings.

  C........................  Lowest rated; extremely poor prospects of ever attaining investment standing.




  Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security; (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

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64

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

                 (JANUS LOGO)

                      WWW.JANUS.COM/INFO

                      151 Detroit Street
                      Denver, Colorado 80206-4805
                      1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND
                              INSTITUTIONAL SHARES

                       Statement of Additional Information



    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").


    Institutional Shares of the Fund are offered exclusively to institutional and individual clients meeting minimum investment requirements.


    This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....      2

Determination of Net Asset Value.............................................     13

Investment Adviser...........................................................     14

Custodian, Transfer Agent, and Certain Affiliations..........................     19

Portfolio Transactions and Brokerage.........................................     20

Trustees and Officers........................................................     22

Purchase of Shares...........................................................     28

Redemption of Shares.........................................................     29

Dividends and Tax Status.....................................................     30

Principal Shareholders.......................................................     31

Miscellaneous Information....................................................     32
  Shares of the Trust........................................................     32
  Shareholder Meetings.......................................................     32
  Voting Rights..............................................................     32
  Independent Registered Public Accounting Firm..............................     33
  Registration Statement.....................................................     33

Financial Statements.........................................................     34

Appendix A...................................................................     35
  Description of Securities Ratings..........................................     35

Appendix B...................................................................     37
  Description of Municipal Securities........................................     37

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about one series of the Trust. The Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS

  The Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  The Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  The Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Fund may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, the Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.

Securities Lending

  Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
  Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Fund as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Fund may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Fund may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Fund at any time, or to limit its exposure in the Fund, which could cause significant redemptions to the extent that such non-money market fund is invested in the Fund. Additionally, as the adviser to the Fund and the non-money market funds that may invest in the Fund, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Fund and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Fund.


Debt Obligations

  The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent.

  The Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement will be included in the Fund's next annual or semiannual report to shareholders, following such approval. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of the Fund will be 0.02%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                2007
                                                    ---------------------------         ---------------------------
                                                     Advisory                            Advisory
Fund Name                                              Fees          (Waivers)             Fees          (Waivers)
-------------------------------------------------------------------------------------------------------------------
Institutional Cash Management Fund                  $8,420,792      ($4,210,396)        $4,071,355      ($2,035,678)

  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund and when considering which share class of the Fund is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Institutional Shares of the Fund to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                               2008                                      2007
                                                ----------------------------------        ----------------------------------
                                                Administrative                            Administrative
Name of Fund and Class                           Services Fees          (Waivers)          Services Fees          (Waivers)
----------------------------------------------------------------------------------------------------------------------------
Institutional Cash Management Fund -
  Institutional Shares                            $6,315,435          ($5,473,377)          $3,053,334          ($2,646,186)



  The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Fund did not incur any brokerage commissions.

  When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Fund owned securities of its regular broker-dealers (or parents) as shown below:


                                                                                 Value of
                                                                                Securities
Name of Broker-Dealer                                                             Owned
------------------------------------------------------------------------------------------
Calyon Securities (USA) Inc.                                                   $20,000,000
Citigroup, Inc.                                                                $90,000,000
Deutsche Bank Group                                                            $31,000,000
Dresdner Kleinwort                                                             $96,000,000
JP Morgan Chase & Co.                                                          $96,000,000
Lehman Brothers, Inc.                                                          $37,400,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUND           TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Cash
 DOB: 1970                    Management Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Cash
 DOB: 1961                    Management Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------

 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                            from the Fund for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $11,190                        $284,000
  Jerome S. Contro, Trustee                                      $10,005                        $289,000
  John W. McCarter, Jr., Trustee                                 $ 9,805                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $12,436                        $464,762
  James T. Rothe, Trustee                                        $ 9,842                        $283,000
  William D. Stewart, Trustee(5)                                 $10,727                        $312,000
  Martin H. Waldinger, Trustee                                   $ 9,154                        $279,000
  Linda S. Wolf, Trustee                                         $ 9,834                        $277,000


(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, its agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

  Institutional Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agents.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating the Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Cash Management Fund, in the Program through December 18, 2008. For additional details, please see the Fund's prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).

  Unless otherwise instructed, all income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of the Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of the Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of the Fund, and no other person beneficially owned 25% or more of the outstanding Shares of the Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of the Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class             Shareholder and Address of Record                        Percentage of Ownership
-------------------------------------------------------------------------------------------------------------------
Institutional Cash Management      Janus Twenty Fund                                                 41.28%
  Fund Institutional Shares        Denver, CO

                                   Janus Adviser Forty Fund                                          10.81%
                                   Denver, CO

                                   Janus Capital Management LLC                                       8.89%*
                                   Denver, CO

                                   Janus Growth and Income Fund                                       6.42%
                                   Denver, CO

                                   Janus Fund                                                         5.74%
                                   Denver, CO




* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

  The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting the minimum investment requirement of $5,000,000.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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                                                                              39

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40

                       This page intentionally left blank.

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND
                                 PREMIUM SHARES

                       Statement of Additional Information



    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").

    Premium Shares of the Fund can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers.

    This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....     2

Determination of Net Asset Value.............................................    13

Investment Adviser...........................................................    14

Custodian, Transfer Agent, and Certain Affiliations..........................    19

Portfolio Transactions and Brokerage.........................................    20

Trustees and Officers........................................................    22

Purchase of Shares...........................................................    28

Distribution and Shareholder Servicing Plans.................................    29

Redemption of Shares.........................................................    30

Dividends and Tax Status.....................................................    31

Principal Shareholders.......................................................    32

Miscellaneous Information....................................................    33
  Shares of the Trust........................................................    33
  Shareholder Meetings.......................................................    33
  Voting Rights..............................................................    33
  Independent Registered Public Accounting Firm..............................    34
  Registration Statement.....................................................    34

Financial Statements.........................................................    35

Appendix A...................................................................    36
  Description of Securities Ratings..........................................    36

Appendix B...................................................................    38
  Description of Municipal Securities........................................    38

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about one series of the Trust. The Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS

  The Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  The Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  The Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Fund may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, the Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.

Securities Lending

  Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
  Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Fund as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Fund may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Fund may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Fund at any time, or to limit its exposure in the Fund, which could cause significant redemptions to the extent that such non-money market fund is invested in the Fund. Additionally, as the adviser to the Fund and the non-money market funds that may invest in the Fund, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Fund and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Fund.


Debt Obligations

  The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent.

  The Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement will be included in the Fund's next annual or semiannual report to shareholders, following such approval. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Fund will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                2007
                                                    ---------------------------         ---------------------------
                                                     Advisory                            Advisory
Fund Name                                              Fees          (Waivers)             Fees          (Waivers)
-------------------------------------------------------------------------------------------------------------------
Institutional Cash Management Fund                  $8,420,792      ($4,210,396)        $4,071,355      ($2,035,678)

  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund and when considering which share class of the Fund is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of

  Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------




  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Premium Shares of the Fund to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                                 2008                                   2007
                                                   -------------------------------        -------------------------------
                                                   Administrative                         Administrative
Name of Fund and Class                              Services Fees        (Waivers)         Services Fees        (Waivers)
-------------------------------------------------------------------------------------------------------------------------
Institutional Cash Management Fund - Premium
  Shares                                                 $64               ($64)                $26               ($26)



  The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Fund did not incur any brokerage commissions.

  When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Fund owned securities of its regular broker-dealers (or parents) as shown below:


                                                                                 Value of
                                                                                Securities
Name of Broker-Dealer                                                             Owned
------------------------------------------------------------------------------------------
Calyon Securities (USA) Inc.                                                   $20,000,000
Citigroup, Inc.                                                                $90,000,000
Deutsche Bank Group                                                            $31,000,000
Dresdner Kleinwort                                                             $96,000,000
JP Morgan Chase & Co.                                                          $96,000,000
Lehman Brothers, Inc.                                                          $37,400,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUND       TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUND           TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Cash
 DOB: 1970                    Management Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Cash
 DOB: 1961                    Management Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------



(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").



                                                         Aggregate Compensation            Total Compensation
                                                            from the Fund for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $11,190                        $284,000
  Jerome S. Contro, Trustee                                      $10,005                        $289,000
  John W. McCarter, Jr., Trustee                                 $ 9,805                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $12,436                        $464,762
  James T. Rothe, Trustee                                        $ 9,842                        $283,000
  William D. Stewart, Trustee(5)                                 $10,727                        $312,000
  Martin H. Waldinger, Trustee                                   $ 9,154                        $279,000
  Linda S. Wolf, Trustee                                         $ 9,834                        $277,000



(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Premium Shares of the Fund can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

  Premium Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agents.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


  As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of the Fund for activities that are primarily intended to result in sales of Premium Shares of the Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments may be made to an intermediary for introducing a client to Janus Capital and may continue to be made to the intermediary in accordance with the terms of the Plan for so long as the assets introduced by the intermediary remain in the share class. Payments are made to Janus Distributors, the Fund's distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On October 6, 2006, the Trustees unanimously approved the Plan. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by the Fund from 0.18% to 0.02%. This waiver will continue until at least December 1, 2009.

  The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

  For the fiscal year ended July 31, 2008, the total amounts paid by Premium Shares of the Fund to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Plan are summarized below.

                                                              Prospectus
                                                             Preparation,
                                            Advertising and  Printing and  Payment to  Compensation to  Total Fund 12b-1
Fund Name                                      Literature       Mailing      Brokers   Sales Personnel      Payments
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND
  Premium Shares                                   $3           $18,441        $2             --               $17

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating the Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Cash Management Fund, in the Program through December 18, 2008. For additional details, please see the Fund's prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).

  Unless otherwise instructed, all income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of the Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of the Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of the Fund, and no other person beneficially owned 25% or more of the outstanding Shares of the Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of the Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                        Percentage of Ownership
----------------------------------------------------------------------------------------------------------------------
Institutional Cash Management Fund    Janus Capital Group Inc.                                           100%*
  Premium Shares                      Denver, CO





* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

  The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions, as well as certain broker-dealers, or directly through certain accounts established by an approved intermediary, and primarily in association with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                       This page intentionally left blank.

                       This page intentionally left blank.

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                      JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                              INSTITUTIONAL SHARES

                       Statement of Additional Information




    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


    Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements.


    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




  Investment Policies and Restrictions, and Investment Strategies and Risks..      2

  Determination of Net Asset Value...........................................     13

  Investment Adviser.........................................................     14

  Custodian, Transfer Agent, and Certain Affiliations........................     19

  Portfolio Transactions and Brokerage.......................................     20

  Trustees and Officers......................................................     22

  Purchase of Shares.........................................................     28

  Redemption of Shares.......................................................     29

  Dividends and Tax Status...................................................     30

  Principal Shareholders.....................................................     31

  Miscellaneous Information..................................................     32
    Shares of the Trust......................................................     32
    Shareholder Meetings.....................................................     32
    Voting Rights............................................................     32
    Independent Registered Public Accounting Firm............................     33
    Registration Statement...................................................     33

  Financial Statements.......................................................     34

  Appendix A.................................................................     35
    Description of Securities Ratings........................................     35

  Appendix B.................................................................     37
    Description of Municipal Securities......................................     37

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  Each Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:
  (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Funds as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Funds may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Funds may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Funds at any time, or to limit its exposure in the Funds, which could cause significant redemptions to the extent that such non-money market fund is invested in the Funds. Additionally, as the adviser to the Funds and the non-money market funds that may invest in the Funds, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Funds.


Debt Obligations

  Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of Institutional Money Market Fund will be 0.08% and by Institutional Shares of Institutional Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                 2007
                                                    ----------------------------         ---------------------------
                                                      Advisory                            Advisory
Fund Name                                               Fees          (Waivers)             Fees          (Waivers)
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     $16,982,916      ($8,491,458)        $4,973,847      ($2,486,923)
Institutional Government Money Market Fund          $ 3,206,810      ($1,603,405)        $  714,479      ($  357,240)




  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Institutional Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                              2008                                      2007
                                               ----------------------------------        ----------------------------------
                                               Administrative                            Administrative
Name of Fund and Class                          Services Fees          (Waivers)          Services Fees          (Waivers)
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund -
  Institutional Shares                           $12,343,137         ($5,760,130)          $3,700,387          ($1,726,847)
Institutional Government Money Market Fund -
  Institutional Shares                           $ 2,113,352         ($1,408,902)          $  424,925          ($  283,284)


  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Funds did not incur any brokerage commissions.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                                                                Value of
                                    Name of                                    Securities
Fund Name                           Broker-Dealer                                 Owned
------------------------------------------------------------------------------------------
Institutional Money Market Fund     Calyon Securities (USA) Inc.              $ 84,982,274
                                    Credit Suisse Group                       $ 50,025,817
                                    Deutsche Bank Group                       $150,000,000
                                    Dresdner Kleinwort                        $ 64,000,000
                                    JP Morgan Chase & Co.                     $206,000,000
                                    Lehman Brothers, Inc.                     $120,400,000

Institutional Government Money
  Market Fund                       Calyon Securities (USA) Inc.              $100,000,000
                                    Credit Suisse Group                       $144,300,000
                                    Deutsche Bank Group                       $ 95,200,000
                                    ING Group                                 $220,000,000
                                    Lehman Brothers, Inc.                     $ 76,700,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1970                    Fund and Janus Institutional
                              Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1961                    Fund and Janus
                              Institutional Government Money
                              Market Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.



---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $27,357                        $284,000
  Jerome S. Contro, Trustee                                      $23,719                        $289,000
  John W. McCarter, Jr., Trustee                                 $23,322                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $28,754                        $464,762
  James T. Rothe, Trustee                                        $23,462                        $283,000
  William D. Stewart, Trustee(5)                                 $25,462                        $312,000
  Martin H. Waldinger, Trustee                                   $21,824                        $279,000
  Linda S. Wolf, Trustee                                         $23,526                        $277,000


(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open). Institutional Money Market Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Institutional Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agents.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Money Market Fund and Institutional Government Money Market Fund, in the Program through December 18, 2008. For additional details, please see the Funds' prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. Institutional Money Market Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of either Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of a Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of a Fund, and no other person beneficially owned 25% or more of the outstanding Shares of a Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund       Comerica Bank                                                      36.65%
  Institutional Shares                Detroit, MI

                                      Janus Adviser Forty Fund                                            7.78%
                                      Denver, CO

                                      Janus Twenty Fund                                                   6.46%
                                      Denver, CO

                                      Janus Fund                                                          6.00%
                                      Denver, CO

                                      Prudential Funding Corp                                             5.25%
                                      Newark, NJ

Institutional Government Money        Comerica Bank                                                      18.40%
  Market Fund Institutional Shares    Detroit, MI

                                      SLM Corporation                                                    17.93%
                                      Reston, VA

                                      E*Trade Bank                                                       11.69%
                                      Arlington, VA

                                      The CIT Group Holdings Inc.                                         8.77%
                                      Livingston, NJ



MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

  PREDECESSOR FUND
  (EACH A FUND OF JANUS INVESTMENT FUND)                                    FUND
  --------------------------------------                                    ----
  Janus Money Market Fund - Institutional Shares & Service Shares           Janus Institutional Money Market Fund - Institutional
                                                                              Shares & Service Shares
  Janus Government Money Market Fund - Institutional Shares & Service       Janus Institutional Government Money Market
    Shares                                                                    Fund - Institutional Shares & Service Shares


  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
  Fund).

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.



38

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                                                                              39

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40

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

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                      JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                 PREMIUM SHARES

                       Statement of Additional Information


    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

    Premium Shares of the Funds can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....     2

Determination of Net Asset Value.............................................    13

Investment Adviser...........................................................    14

Custodian, Transfer Agent, and Certain Affiliations..........................    19

Portfolio Transactions and Brokerage.........................................    20

Trustees and Officers........................................................    22

Purchase of Shares...........................................................    28

Distribution and Shareholder Servicing Plans.................................    29

Redemption of Shares.........................................................    30

Dividends and Tax Status.....................................................    31

Principal Shareholders.......................................................    32

Miscellaneous Information....................................................    33
  Shares of the Trust........................................................    33
  Shareholder Meetings.......................................................    33
  Voting Rights..............................................................    33
  Independent Registered Public Accounting Firm..............................    34
  Registration Statement.....................................................    34

Financial Statements.........................................................    35

Appendix A...................................................................    36
  Description of Securities Ratings..........................................    36

Appendix B...................................................................    38
  Description of Municipal Securities........................................    38

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  Each Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:
  (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Funds as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Funds may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Funds may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Funds at any time, or to limit its exposure in the Funds, which could cause significant redemptions to the extent that such non-money market fund is invested in the Funds. Additionally, as the adviser to the Funds and the non-money market funds that may invest in the Funds, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Funds.


Debt Obligations

  Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                 2007
                                                    ----------------------------         ---------------------------
                                                      Advisory                            Advisory
Fund Name                                               Fees          (Waivers)             Fees          (Waivers)
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     $16,982,916      ($8,491,458)        $4,973,847      ($2,486,923)
Institutional Government Money Market Fund          $ 3,206,810      ($1,603,405)        $  714,479      ($  357,240)





  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Premium Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                                  2008                                   2007
                                                    -------------------------------        -------------------------------
                                                    Administrative                         Administrative
Name of Fund and Class                               Services Fees        (Waivers)         Services Fees        (Waivers)
--------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund - Premium Shares        $80,073           ($80,073)              $26               ($26)
Institutional Government Money Market Fund -
  Premium Shares                                        $    63           ($    63)              $26               ($26)


  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Funds did not incur any brokerage commissions.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                                                                Value of
                                    Name of                                    Securities
Fund Name                           Broker-Dealer                                 Owned
------------------------------------------------------------------------------------------
Institutional Money Market Fund     Calyon Securities (USA) Inc.              $ 84,982,274
                                    Credit Suisse Group                       $ 50,025,817
                                    Deutsche Bank Group                       $150,000,000
                                    Dresdner Kleinwort                        $ 64,000,000
                                    JP Morgan Chase & Co.                     $206,000,000
                                    Lehman Brothers, Inc.                     $120,400,000

Institutional Government Money
  Market Fund                       Calyon Securities (USA) Inc.              $100,000,000
                                    Credit Suisse Group                       $144,300,000
                                    Deutsche Bank Group                       $ 95,200,000
                                    ING Group                                 $220,000,000
                                    Lehman Brothers, Inc.                     $ 76,700,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1970                    Fund and Janus Institutional
                              Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1961                    Fund and Janus
                              Institutional Government Money
                              Market Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------



(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $27,357                        $284,000
  Jerome S. Contro, Trustee                                      $23,719                        $289,000
  John W. McCarter, Jr., Trustee                                 $23,322                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $28,754                        $464,762
  James T. Rothe, Trustee                                        $23,462                        $283,000
  William D. Stewart, Trustee(5)                                 $25,462                        $312,000
  Martin H. Waldinger, Trustee                                   $21,824                        $279,000
  Linda S. Wolf, Trustee                                         $23,526                        $277,000



(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Premium Shares of the Funds can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open). Institutional Money Market Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Premium Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agents.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


  As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of a Fund for activities that are primarily intended to result in sales of Premium Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments may be made to an intermediary for introducing a client to Janus Capital and may continue to be made to the intermediary in accordance with the terms of the Plan for so long as the assets introduced by the intermediary remain in the share class. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On October 6, 2006, the Trustees unanimously approved the Plan. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.18% to 0.08%. This waiver will continue until at least December 1, 2009.

  The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


  For the fiscal year ended July 31, 2008, the total amounts paid by Premium Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Plan are summarized below.

                                                                   Prospectus
                                                                  Preparation,
                                                Advertising and   Printing and   Payment to   Compensation to   Total Fund 12b-1
Fund Name                                          Literature        Mailing       Brokers    Sales Personnel       Payments
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  Premium Shares                                     $4,695          $38,274      $104,167         $8,281            $96,602
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  Premium Shares                                     $    3          $18,441      $      2             --            $    17

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Money Market Fund and Institutional Government Money Market Fund, in the Program through December 18, 2008. For additional details, please see the Funds' prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. Institutional Money Market Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of either Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of a Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of a Fund, and no other person beneficially owned 25% or more of the outstanding Shares of a Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund       National Financial Services Co                                       100%
  Premium Shares                      For the Exclusive Benefit of our Customers
                                      New York, NY

Institutional Government Money        Harris NA                                                          99.91%
  Market Fund Premium Shares          Lombard, IL

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

PREDECESSOR FUND
(EACH A FUND OF JANUS INVESTMENT FUND)                                    FUND
--------------------------------------                                    ----
Janus Money Market Fund - Institutional Shares & Service Shares           Janus Institutional Money Market Fund - Institutional
                                                                            Shares & Service Shares
Janus Government Money Market Fund - Institutional Shares & Service       Janus Institutional Government Money Market
  Shares                                                                    Fund - Institutional Shares & Service Shares


  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions, as well as certain broker-dealers, or directly through certain accounts established by an approved intermediary, and primarily in association with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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40

                       This page intentionally left blank.

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                      JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                 PRIMARY SHARES

                       Statement of Additional Information



    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Primary Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

    Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....      2

Determination of Net Asset Value.............................................     13

Investment Adviser...........................................................     14

Custodian, Transfer Agent, and Certain Affiliations..........................     19

Portfolio Transactions and Brokerage.........................................     20

Trustees and Officers........................................................     22

Purchase of Shares...........................................................     28

Distribution and Shareholder Servicing Plans.................................     29

Redemption of Shares.........................................................     30

Dividends and Tax Status.....................................................     31

Principal Shareholders.......................................................     32

Miscellaneous Information....................................................     33
  Shares of the Trust........................................................     33
  Shareholder Meetings.......................................................     33
  Voting Rights..............................................................     33
  Independent Registered Public Accounting Firm..............................     34
  Registration Statement.....................................................     34

Financial Statements.........................................................     35

Appendix A...................................................................     36
  Description of Securities Ratings..........................................     36

Appendix B...................................................................     38
  Description of Municipal Securities........................................     38

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  Each Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:
  (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Funds as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Funds may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Funds may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Funds at any time, or to limit its exposure in the Funds, which could cause significant redemptions to the extent that such non-money market fund is invested in the Funds. Additionally, as the adviser to the Funds and the non-money market funds that may invest in the Funds, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Funds.


Debt Obligations

  Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Primary Shares, and accordingly the effective rate for calculating the administration fee payable by Primary Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                 2007
                                                    ----------------------------         ---------------------------
                                                      Advisory                            Advisory
Fund Name                                               Fees          (Waivers)             Fees          (Waivers)
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     $16,982,916      ($8,491,458)        $4,973,847      ($2,486,923)
Institutional Government Money Market Fund          $ 3,206,810      ($1,603,405)        $  714,479      ($  357,240)




  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Primary Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Primary Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Primary Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                                 2008                                   2007
                                                   -------------------------------        -------------------------------
                                                   Administrative                         Administrative
Name of Fund and Class                              Services Fees        (Waivers)         Services Fees        (Waivers)
-------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund - Primary Shares         $63               ($63)                $26               ($26)
Institutional Government Money Market Fund -
  Primary Shares                                         $62               ($62)                $26               ($26)


  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Funds did not incur any brokerage commissions.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                                                                Value of
                                    Name of                                    Securities
Fund Name                           Broker-Dealer                                 Owned
------------------------------------------------------------------------------------------
Institutional Money Market Fund     Calyon Securities (USA) Inc.              $ 84,982,274
                                    Credit Suisse Group                       $ 50,025,817
                                    Deutsche Bank Group                       $150,000,000
                                    Dresdner Kleinwort                        $ 64,000,000
                                    JP Morgan Chase & Co.                     $206,000,000
                                    Lehman Brothers, Inc.                     $120,400,000

Institutional Government Money
  Market Fund                       Calyon Securities (USA) Inc.              $100,000,000
                                    Credit Suisse Group                       $144,300,000
                                    Deutsche Bank Group                       $ 95,200,000
                                    ING Group                                 $220,000,000
                                    Lehman Brothers, Inc.                     $ 76,700,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1970                    Fund and Janus Institutional
                              Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1961                    Fund and Janus
                              Institutional Government Money
                              Market Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.

---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------



(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.


  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $27,357                        $284,000
  Jerome S. Contro, Trustee                                      $23,719                        $289,000
  John W. McCarter, Jr., Trustee                                 $23,322                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $28,754                        $464,762
  James T. Rothe, Trustee                                        $23,462                        $283,000
  William D. Stewart, Trustee(5)                                 $25,462                        $312,000
  Martin H. Waldinger, Trustee                                   $21,824                        $279,000
  Linda S. Wolf, Trustee                                         $23,526                        $277,000


(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).

(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Primary Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open). Institutional Money Market Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Primary Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agents.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


  As described in the Prospectus, Primary Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.50% of the average daily net assets of Primary Shares of a Fund for activities that are primarily intended to result in sales of Primary Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On October 6, 2006, the Trustees unanimously approved the Plan. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.50% to 0.40%. This waiver will continue until at least December 1, 2009.

  The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

  For the fiscal year ended July 31, 2008, the total amounts paid by Primary Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Plan are summarized below.

                                                                   Prospectus
                                                                  Preparation,
                                                Advertising and   Printing and   Payment to   Compensation to   Total Fund 12b-1
Fund Name                                          Literature        Mailing       Brokers    Sales Personnel       Payments
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  Primary Shares                                       $3            $21,378        $103             --               $392
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  Primary Shares                                       $3            $ 5,185        $103             --               $391

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Money Market Fund and Institutional Government Money Market Fund, in the Program through December 18, 2008. For additional details, please see the Funds' prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. Institutional Money Market Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of either Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of a Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of a Fund, and no other person beneficially owned 25% or more of the outstanding Shares of a Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                        Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund       Janus Capital Group Inc.                                           100%*
  Primary Shares                      Denver, CO

Institutional Government Money        Janus Capital Group Inc.                                         99.99%*
  Market Fund Primary Shares          Denver, CO




* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------



  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

PREDECESSOR FUND
(EACH A FUND OF JANUS INVESTMENT FUND)                                    FUND
--------------------------------------                                    ----
Janus Money Market Fund - Institutional Shares & Service Shares           Janus Institutional Money Market Fund - Institutional
                                                                            Shares & Service Shares

Janus Government Money Market Fund - Institutional Shares & Service       Janus Institutional Government Money Market
  Shares                                                                    Fund - Institutional Shares & Service Shares


  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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40

                       This page intentionally left blank.

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES



                      JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                  SELECT SHARES

                       Statement of Additional Information

    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Select Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

    Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....      2

Determination of Net Asset Value.............................................     13

Investment Adviser...........................................................     14

Custodian, Transfer Agent, and Certain Affiliations..........................     19

Portfolio Transactions and Brokerage.........................................     20

Trustees and Officers........................................................     22

Purchase of Shares...........................................................     28

Distribution and Shareholder Servicing Plans.................................     29

Redemption of Shares.........................................................     30

Dividends and Tax Status.....................................................     31

Principal Shareholders.......................................................     32

Miscellaneous Information....................................................     33
  Shares of the Trust........................................................     33
  Shareholder Meetings.......................................................     33
  Voting Rights..............................................................     33
  Independent Registered Public Accounting Firm..............................     34
  Registration Statement.....................................................     34

Financial Statements.........................................................     35

Appendix A...................................................................     36
  Description of Securities Ratings..........................................     36

Appendix B...................................................................     38
  Description of Municipal Securities........................................     38

INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  Each Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:
  (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Funds as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Funds may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Funds may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Funds at any time, or to limit its exposure in the Funds, which could cause significant redemptions to the extent that such non-money market fund is invested in the Funds. Additionally, as the adviser to the Funds and the non-money market funds that may invest in the Funds, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Funds.


Debt Obligations

  Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Select Shares, and accordingly the effective rate for calculating the administration fee payable by Select Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                 2007
                                                    ----------------------------         ---------------------------
                                                      Advisory                            Advisory
Fund Name                                               Fees          (Waivers)             Fees          (Waivers)
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     $16,982,916      ($8,491,458)        $4,973,847      ($2,486,923)
Institutional Government Money Market Fund          $ 3,206,810      ($1,603,405)        $  714,479      ($  357,240)

  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of

  Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Select Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Select Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Select Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                                          2008                         2007
                                                               --------------------------   --------------------------
                                                               Administrative               Administrative
Name of Fund and Class                                          Services Fees   (Waivers)    Services Fees   (Waivers)
----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund - Select Shares                      $63          ($63)           $26          ($26)
Institutional Government Money Market Fund - Select Shares           $62          ($62)           $26          ($26)




  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Funds did not incur any brokerage commissions.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                                                                Value of
                                    Name of                                    Securities
Fund Name                           Broker-Dealer                                 Owned
------------------------------------------------------------------------------------------
Institutional Money Market Fund     Calyon Securities (USA) Inc.              $ 84,982,274
                                    Credit Suisse Group                       $ 50,025,817
                                    Deutsche Bank Group                       $150,000,000
                                    Dresdner Kleinwort                        $ 64,000,000
                                    JP Morgan Chase & Co.                     $206,000,000
                                    Lehman Brothers, Inc.                     $120,400,000

Institutional Government Money
  Market Fund                       Calyon Securities (USA) Inc.              $100,000,000
                                    Credit Suisse Group                       $144,300,000
                                    Deutsche Bank Group                       $ 95,200,000
                                    ING Group                                 $220,000,000
                                    Lehman Brothers, Inc.                     $ 76,700,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1970                    Fund and Janus Institutional
                              Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1961                    Fund and Janus
                              Institutional Government Money
                              Market Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------

  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.


---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------




(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $27,357                        $284,000
  Jerome S. Contro, Trustee                                      $23,719                        $289,000
  John W. McCarter, Jr., Trustee                                 $23,322                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $28,754                        $464,762
  James T. Rothe, Trustee                                        $23,462                        $283,000
  William D. Stewart, Trustee(5)                                 $25,462                        $312,000
  Martin H. Waldinger, Trustee                                   $21,824                        $279,000
  Linda S. Wolf, Trustee                                         $23,526                        $277,000



(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).
(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Select Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open). Institutional Money Market Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Select Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agents.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


  As described in the Prospectus, Select Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.35% of the average daily net assets of Select Shares of a Fund for activities that are primarily intended to result in sales of Select Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On October 6, 2006, the Trustees unanimously approved the Plan. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.35% to 0.25%. This waiver will continue until at least December 1, 2009.

  The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

  For the fiscal year ended July 31, 2008, the total amounts paid by Select Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the Plan are summarized below.

                                                                   Prospectus
                                                                  Preparation,
                                                Advertising and   Printing and   Payment to   Compensation to   Total Fund 12b-1
Fund Name                                          Literature        Mailing       Brokers    Sales Personnel       Payments
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  Select Shares                                        $3            $21,117         $64             --               $245
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
  Select Shares                                        $3            $ 5,310         $64             --               $245

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Money Market Fund and Institutional Government Money Market Fund, in the Program through December 18, 2008. For additional details, please see the Funds' prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. Institutional Money Market Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of either Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of a Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of a Fund, and no other person beneficially owned 25% or more of the outstanding Shares of a Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund       Janus Capital Group Inc.                                            100%*
  Select Shares                       Denver, CO
Institutional Government Money        Janus Capital Group Inc.                                            100%*
  Market Fund Select Shares           Denver, CO




 * This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

PREDECESSOR FUND
(EACH A FUND OF JANUS INVESTMENT FUND)                                    FUND
--------------------------------------                                    ----
Janus Money Market Fund - Institutional Shares & Service Shares           Janus Institutional Money Market Fund - Institutional
                                                                            Shares & Service Shares
Janus Government Money Market Fund - Institutional Shares & Service       Janus Institutional Government Money Market
  Shares                                                                    Fund - Institutional Shares & Service Shares


  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.

APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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40

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

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687

                                 November 28, 2008


                                 JANUS ADVISER SERIES




                      JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                 SERVICE SHARES

                       Statement of Additional Information



    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

    Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2008, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at www.janusintech.com/cash, or by contacting Janus at 1-877-335-2687.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Investment Policies and Restrictions, and Investment Strategies and Risks....      2

Determination of Net Asset Value.............................................     13

Investment Adviser...........................................................     14

Custodian, Transfer Agent, and Certain Affiliations..........................     19

Portfolio Transactions and Brokerage.........................................     20

Trustees and Officers........................................................     22

Purchase of Shares...........................................................     28

Redemption of Shares.........................................................     29

Dividends and Tax Status.....................................................     30

Principal Shareholders.......................................................     31

Miscellaneous Information....................................................     32
  Shares of the Trust........................................................     32
  Shareholder Meetings.......................................................     32
  Voting Rights..............................................................     32
  Independent Registered Public Accounting Firm..............................     33
  Registration Statement.....................................................     33

Financial Statements.........................................................     34

Appendix A...................................................................     35
  Description of Securities Ratings..........................................     35

Appendix B...................................................................     37
  Description of Municipal Securities........................................     37


INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES

  This Statement of Additional Information includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

  As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

  Each Fund has adopted the following fundamental policies and restrictions:

  (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

  (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

  Investment restriction (1) is intended to reflect the requirements under
  Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

  Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

  (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

  (5) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

  Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

  Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

  Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:
  (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

  The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

  Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

  Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

  Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

  The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

  Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

  In addition to interest rate risk, investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

  The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

  Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

  The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

  The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae, or by pools of conventional mortgages.

  Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

  Structured investment vehicles and other similar vehicles ("structured vehicles") issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

  Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles' assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon future date. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 10% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The non-money market funds managed by Janus Capital may invest in an unlimited number of shares of the Funds as part of a cash sweep program as permitted by the 1940 Act and rules promulgated thereunder. The non-money market funds investing in the Funds may need to make redemptions to satisfy their own shareholder redemptions or in connection with investment opportunities and, as a result, the Funds may experience significant fluctuations in assets. A non-money market fund may also decide to no longer invest in the Funds at any time, or to limit its exposure in the Funds, which could cause significant redemptions to the extent that such non-money market fund is invested in the Funds. Additionally, as the adviser to the Funds and the non-money market funds that may invest in the Funds, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the non-money market funds. Further, Janus Capital may place limits on any one non-money market fund's exposure to the Funds.


Debt Obligations

  Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

  The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

  Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

  Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

  Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

  Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

  Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

  In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
  (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

  Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-877-335-2687 (toll free). Portfolio holdings for the institutional money market funds are generally available on a monthly basis with no lag. Holdings are generally posted approximately six business days thereafter under the Characteristics tab of each fund at www.janusintech.com/cash.

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   ACA Compliance Group                       As needed               Current
   Bowne & Company Inc.                       Daily                   Current
   Brockhouse & Cooper Inc.                   Quarterly               Current
   Brown Brothers Harriman & Co.              Daily                   Current
   Callan Associates Inc.                     As needed               Current
   Cambridge Associates LLC                   Quarterly               Current
   Charles River Systems, Inc.                As needed               Current
   Charles Schwab & Co., Inc.                 As needed               Current
   Citibank, N.A.                             Daily                   Current
   CMS BondEdge                               As needed               Current
   Consulting Services Group, LLC             As needed               Current
   Deloitte & Touche LLP                      As needed               Current
   Deloitte Tax LLP                           As needed               Current

   NAME                                       FREQUENCY               LAG TIME
   ----                                       ---------               --------
   Dresdner Bank, AG New York Branch          As needed               Current
   Eagle Investment Systems Corp.             As needed               Current
   Eaton Vance Management                     As needed               Current
   Ernst & Young LLP                          As needed               Current
   FactSet Research Systems, Inc.             As needed               Current
   Financial Models Company, Inc.             As needed               Current
   FT Interactive Data Corporation            Daily                   Current
   Institutional Shareholder Services, Inc.   Daily                   Current
   International Data Corporation             Daily                   Current
   Investment Technology Group, Inc.          Daily                   Current
   Jeffrey Slocum & Associates, Inc.          As needed               Current
   Lehman Brothers Inc.                       Daily                   Current
   Marco Consulting Group, Inc.               Monthly                 Current
   Marquette Associates                       As needed               Current
   Markit Loans, Inc.                         Daily                   Current
   Mercer Investment Consulting, Inc.         As needed               Current
   Merrill Communications LLC                 Semi-annually           5 days
   Moody's Investors Service Inc.             Weekly                  7 days or more
   New England Pension Consultants            Monthly                 Current
   Omgeo LLC                                  Daily                   Current
   PricewaterhouseCoopers LLP                 As needed               Current
   Prima Capital Management, Inc.             Quarterly               15 days
   R.V. Kuhns & Associates                    As needed               Current
   Reuters America Inc.                       Daily                   Current
   Rocaton Investment Advisors, LLC           As needed               Current
   Rogerscasey, Inc.                          Quarterly               Current
   Russell/Mellon Analytical Services, LLC    Monthly                 Current
   Sapient Corporation                        As needed               Current
   SEI Investments                            As needed               Current
   SimCorp USA, Inc.                          As needed               Current
   Standard & Poor's                          Daily                   Current
   Standard & Poor's Financial Services       Weekly                  2 days or more
   Standard & Poor's Securities Evaluation    Daily                   Current
   State Street Bank and Trust Company        Daily                   Current
   Summit Strategies Group                    Monthly; Quarterly      Current
   The Yield Book Inc.                        Daily                   Current
   Wachovia Securities LLC                    As needed               Current
   Wall Street On Demand, Inc.                Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated           As needed               Current
   Yanni Partners, Inc.                       Quarterly               Current
   Zephyr Associates, Inc.                    Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


  Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
  (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


  As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the Trustees are affiliated with Janus Capital as defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-877-335-2687.

  Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2009. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

  Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.40% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Service Shares of Institutional Money Market Fund will be 0.33% and by Service Shares of Institutional Government Money Market Fund will be 0.30%. Janus Capital has agreed to continue such reductions until at least December 1, 2009. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

  The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown.


                                                                2008                                 2007
                                                    ----------------------------         ---------------------------
                                                      Advisory                            Advisory
Fund Name                                               Fees          (Waivers)             Fees          (Waivers)
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     $16,982,916      ($8,491,458)        $4,973,847      ($2,486,923)
Institutional Government Money Market Fund          $ 3,206,810      ($1,603,405)        $  714,479      ($  357,240)




  In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Northwestern Mutual Investment Services, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  Janus Distributors or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries, to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds are used to purchase shares of Janus institutional money market funds. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the Janus institutional money market funds and the Investing Funds.

  Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available without charge: (i) upon request, by calling 1-877-335-2687; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at www.janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (a stock option that is automatically granted if an outstanding stock option is exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.40% of the average daily net assets of Service Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Service Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  For the fiscal period ended July 31, the total amounts paid by Service Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below:

                                                                2008                                    2007
                                                  --------------------------------        -------------------------------
                                                  Administrative                          Administrative
Name of Fund and Class                             Services Fees         (Waivers)         Services Fees        (Waivers)
-------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund - Service Shares     $193,555           ($ 90,325)           $ 79,475           ($13,908)
Institutional Government Money Market Fund -
  Service Shares                                     $291,283           ($194,189)           $295,306           ($73,826)


  The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. For the fiscal year or period ended July 31, 2008 and July 31, 2007, the Funds did not incur any brokerage commissions.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

  As of July 31, 2008, the Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                                                                Value of
                                    Name of                                    Securities
Fund Name                           Broker-Dealer                                 Owned
------------------------------------------------------------------------------------------
Institutional Money Market Fund     Calyon Securities (USA) Inc.              $ 84,982,274
                                    Credit Suisse Group                       $ 50,025,817
                                    Deutsche Bank Group                       $150,000,000
                                    Dresdner Kleinwort                        $ 64,000,000
                                    JP Morgan Chase & Co.                     $206,000,000
                                    Lehman Brothers, Inc.                     $120,400,000

Institutional Government Money
  Market Fund                       Calyon Securities (USA) Inc.              $100,000,000
                                    Credit Suisse Group                       $144,300,000
                                    Deutsche Bank Group                       $ 95,200,000
                                    ING Group                                 $220,000,000
                                    Lehman Brothers, Inc.                     $ 76,700,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 73 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Formerly, Executive Vice        73                   Chairman of the
 151 Detroit Street                                    President and Chief Operating                        Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Officer of The Rockefeller                           of The Investment
 DOB: 1957                                             Brothers Fund (a private                             Fund for
                                                       family foundation) (1998-                            Foundations
                                                       2006).                                               Investment Program
                                                                                                            (TIP) (consisting
                                                                                                            of 4 funds) and the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    73                   Director of
 151 Detroit Street                                    Capital, a private investment                        Envysion, Inc.
 Denver, CO 80206                                      firm (since 2008). Formerly,                         (internet
 DOB: 1956                                             partner of Tango Group, a                            technology), Lijit
                                                       private investment firm (1999-                       Networks, Inc.
                                                       2008).                                               (internet
                                                                                                            technology), and
                                                                                                            LogRhythm Inc.
                                                                                                            (software
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President and Chief Executive   73                   Chairman of the
 151 Detroit Street                                    Officer of The Field Museum of                       Board and Director
 Denver, CO 80206                                      Natural History (Chicago, IL)                        of Divergence Inc.
 DOB: 1938                                             (since 1997).                                        (biotechnology
                                                                                                            firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    4/00-Present   Chief Executive Officer of Red  73*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 16 funds. Including Janus Capital Funds Plc and the 73 funds comprising the Janus funds, Mr. Mullen oversees 89 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS                                                 NUMBER OF FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     FUNDS      TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    4/00-Present   Co-founder and Managing         73                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital Management, LLC                              Burgers, Inc.
 DOB: 1943                                             (private investment in public
                                                       equity firm), and Professor
                                                       Emeritus of Business of the
                                                       University of Colorado,
                                                       Colorado Springs, CO (since
                                                       2004). Formerly, Professor of
                                                       Business of the University of
                                                       Colorado (2002-2004), and
                                                       Distinguished Visiting
                                                       Professor of Business (2001-
                                                       2002) of Thunderbird (American
                                                       Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    4/00-Present   Corporate Vice President and    73                   N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    4/00-Present   Private investor and            73                   N/A
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     73                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH FUNDS          TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Craig Jacobson               Executive Vice President and Co-   4/07-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst for Janus Capital.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1970                    Fund and Janus Institutional
                              Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson           Executive Vice President and Co-   2/07-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Institutional Money Market
 DOB: 1961                    Fund and Janus
                              Institutional Government Money
                              Market Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President and Chief
 151 Detroit Street           Officer                                              Marketing Officer of Janus Capital Group
 Denver, CO 80206                                                                  Inc. and Janus Capital; Executive Vice
 DOB: 1967                                                                         President of Janus Distributors LLC and
                                                                                   Janus Services LLC; and Working Director of
                                                                                   INTECH Investment Management LLC. Formerly,
                                                                                   President (2002-2007) and Director (2000-
                                                                                   2007) of The Janus Foundation; President
                                                                                   (2004-2006) and Vice President and Chief
                                                                                   Marketing Officer (2003-2004) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         Chief Compliance Officer of Bay Isle
                                                                                   Financial LLC; and Vice President of INTECH
                                                                                   Investment Management LLC. Formerly, Chief
                                                                                   Compliance Officer of INTECH Investment
                                                                                   Management LLC (formerly named Enhanced
                                                                                   Investment Technologies, LLC) (2003-2005);
                                                                                   Vice President of Janus Capital (2000-
                                                                                   2005), and Janus Services LLC (2004-2005);
                                                                                   and Assistant Vice President of Janus
                                                                                   Services LLC (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


-----------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    MEETINGS HELD
                                                                     MEMBERS                        DURING LAST
                              FUNCTIONS                              (INDEPENDENT TRUSTEES)         FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting        Jerome S. Contro (Chair)             4
                              process, the system of internal        John W. McCarter, Jr.
                              controls over financial reporting,     Dennis B. Mullen
                              disclosure controls and procedures,
                              Form N-CSR filings, and the audit
                              process. The Committee's review of
                              the audit process includes, among
                              other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all
                              audit and nonaudit services.
-----------------------------------------------------------------------------------------------------------------

 BROKERAGE COMMITTEE          Reviews and makes recommendations      James T. Rothe (Chair)               4
                              regarding matters related to the       Jerome S. Contro
                              Trust's use of brokerage commissions   Martin H. Waldinger
                              and placement of portfolio
                              transactions.
-----------------------------------------------------------------------------------------------------------------

 INVESTMENT OVERSIGHT         Oversees the investment activities     Dennis B. Mullen (Chair)             5
 COMMITTEE                    of the Trust's non-money market        Jerome S. Contro
                              funds.                                 William F. McCalpin
                                                                     John W. McCarter, Jr.
                                                                     James T. Rothe
                                                                     William D. Stewart
                                                                     Martin H. Waldinger
                                                                     Linda S. Wolf
-----------------------------------------------------------------------------------------------------------------

 LEGAL AND REGULATORY         Oversees compliance with various       Linda S. Wolf (Chair)                12
 COMMITTEE                    procedures adopted by the Trust,       William F. McCalpin
                              reviews registration statements on     William D. Stewart
                              Form N-1A, oversees the
                              implementation and administration of
                              the Trust's Proxy Voting Guidelines.
-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to     Jerome S. Contro (Chair)             4
                              the operations of the Janus money      James T. Rothe
                              market funds, including compliance     Martin H. Waldinger
                              with their Money Market Fund
                              Procedures.
-----------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends              John W. McCarter, Jr.                6
 GOVERNANCE COMMITTEE         individuals for election as Trustee,   (Chair)
                              consults with Management in planning   William F. McCalpin
                              Trustee meetings, and oversees the     Dennis B. Mullen
                              administration of, and ensures
                              compliance with, the Trust's
                              Governance Procedures and
                              Guidelines.
-----------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of             William D. Stewart (Chair)           17
                              securities for which market            James T. Rothe
                              quotations are not readily available   Linda S. Wolf
                              or are deemed not to be reliable,
                              pursuant to procedures adopted by
                              the Trustees.
-----------------------------------------------------------------------------------------------------------------


  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2007.


---------------------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY              REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE               SECURITIES IN THE FUND              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 William F. McCalpin           None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.         None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen              None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 James T. Rothe                None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 William D. Stewart            None                                Over $100,000
---------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger           None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf                 None                                Over $100,000(1)
---------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                         Aggregate Compensation            Total Compensation
                                                           from the Funds for           from the Janus Funds for
                                                            fiscal year ended              calendar year ended
Name of Person, Position                                      July 31, 2008              December 31, 2007(1)(2)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                   $27,357                        $284,000
  Jerome S. Contro, Trustee                                      $23,719                        $289,000
  John W. McCarter, Jr., Trustee                                 $23,322                        $279,000
  Dennis B. Mullen, Trustee(4)(5)                                $28,754                        $464,762
  James T. Rothe, Trustee                                        $23,462                        $283,000
  William D. Stewart, Trustee(5)                                 $25,462                        $312,000
  Martin H. Waldinger, Trustee                                   $21,824                        $279,000
  Linda S. Wolf, Trustee                                         $23,526                        $277,000



(1) For all Trustees, except Mr. Mullen, includes compensation for service on the boards of three Janus trusts comprised of 75 portfolios. For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 91 portfolios (16 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product).
(2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts with appreciation/depreciation for the period shown are as follows:
    Jerome S. Contro $291,961; Dennis B. Mullen $413,066; Martin H. Waldinger $70,589; and Linda S. Wolf $70,029.
(3) For the fiscal period January 1, 2008 to July 31, 2008, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes compensation for service as a Trustee on the boards of three Janus trusts.
(4) For the fiscal period August 1, 2007 to December 31, 2007, Aggregate Compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. For the calendar year ended December 31, 2007, Total Compensation includes additional compensation for service as Independent Chairman of the Board of Trustees.
(5) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and William
    D. Stewart $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Service Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open). Institutional Money Market Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Service Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agents.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, as part of liquidating a Fund, or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


  The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund, has established a Temporary Guarantee Program for the money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Institutional Money Market Fund and Institutional Government Money Market Fund, in the Program through December 18, 2008. For additional details, please see the Funds' prospectus as may be supplemented.

  The Treasury Department contemplates that the Program will operate in conjunction with other shareholder protections provided in the 1940 Act and the rules and regulations thereunder.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

  Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. Institutional Money Market Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Institutional Government Money Market Fund reserves the right and intends to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early), unless Janus Capital determines that the Fund should remain open based on existing conditions in the bond markets.

  Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.

  Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.

  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of November 4, 2008, the officers and Trustees as a group did not own outstanding Shares of either Fund. As of November 4, 2008, the percentage ownership of any entity owning 5% or more of the outstanding Shares of a Fund is listed below. To the best knowledge of the Trust, as of November 4, 2008, no other person owned beneficially more than 5% of the outstanding Shares of a Fund, and no other person beneficially owned 25% or more of the outstanding Shares of a Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund       Hare & Co.                                                         61.08%
  Service Shares                      The Bank Of New York
                                      East Syracuse, NY

                                      EGAP & Co.                                                         35.28%
                                      Chittenden Trust Company
                                      Burlington, VT

Institutional Government Money        EGAP & Co.                                                         76.14%
  Market Fund Service Shares          Chittenden Trust Company
                                      Burlington, VT

                                      Wells Fargo Brokerage Services LLC                                 23.86%
                                      Minneapolis, MN



MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 30 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Six Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.

  The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

PREDECESSOR FUND
(EACH A FUND OF JANUS INVESTMENT FUND)                                    FUND
--------------------------------------                                    ----
Janus Money Market Fund - Institutional Shares & Service Shares           Janus Institutional Money Market Fund - Institutional
                                                                            Shares & Service Shares
Janus Government Money Market Fund - Institutional Shares & Service       Janus Institutional Government Money Market
  Shares                                                                    Fund - Institutional Shares & Service Shares


  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

  The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

  Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier

32

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  death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

  As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

  The following audited financial statements for the period ended July 31, 2008 are hereby incorporated into this SAI by reference to the Annual Report dated July 31, 2008.

  Schedules of Investments as of July 31, 2008

  Statements of Assets and Liabilities as of July 31, 2008

  Statements of Operations for the period ended July 31, 2008

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

  The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.


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APPENDIX A
--------------------------------------------------------------------------------


DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S, MOODY'S, AND FITCH, INC.

  MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

  The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

  The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

  SHORT-TERM MUNICIPAL LOANS

  S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

  Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

  OTHER SHORT-TERM DEBT SECURITIES

  Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.


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

FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ---------------------------------------------------------------------------------------

  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                             assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                             the margin of safety is not as great as the F-1+ and F-1
                             ratings.







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APPENDIX B
--------------------------------------------------------------------------------


DESCRIPTION OF MUNICIPAL SECURITIES

  MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

  1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

  2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

  5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

  6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

  MUNICIPAL BONDS, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

  1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

  2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).

  3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

  While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

  Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

  OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

  Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.



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

                   (JANUS LOGO)

                              www.janusintech.com/cash

                              151 Detroit Street
                              Denver, Colorado 80206-4805
                              1-877-335-2687